AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 1999

                                                               FILE NO. 33-87376
                                                                        811-8914
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------
                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]

                         POST-EFFECTIVE AMENDMENT NO. 9                      [X]
                                     AND/OR

                             REGISTRATION STATEMENT
                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940                    [X]
                                 AMENDMENT NO. 9                             [X]

                        (CHECK APPROPRIATE BOX OR BOXES.)

                             ----------------------
                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                             ----------------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                             ----------------------
                               Dona D. Young, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------
                                    Copy to:

                               Edwin L. Kerr, Esq.
                         PHL Variable Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                             ----------------------
  It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]  on July 15, 1999 pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [ ]  on ____________ pursuant to paragraph (a)(1) of Rule 485

  If appropriate, check the following box:
  [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------

================================================================================

                        PHL VARIABLE ACCUMULATION ACCOUNT
                                  REGISTRATION
                              STATEMENT ON FORM N-4

                              Cross Reference Sheet
                         Showing Location in Prospectus
                     and Statement of Additional Information
                             As Required by Form N-4

                          Form N-4 Item                                                Prospectus Caption
                          -------------                                                ------------------
 1.   Cover Page ..................................................        Cover Page

 2.   Definitions .................................................        Special Terms

 3.   Synopsis.....................................................        Summary of Expenses; Summary

 4.   Condensed Financial Information .............................        Financial Highlights

 5.   General Description of Registrant, Depositor and.............        PHL Variable Insurance Company and the PHL Variable
         Portfolio Companies.......................................        Accumulation Account; The Fund; Voting Rights


 6.   Deductions and Expenses......................................        Deductions and Charges; Sales of Variable Accumulation
                                                                           Contracts


 7.   General Description of Variable Annuity Contracts............        The Variable Accumulation Annuity; Purchase of Contracts;
                                                                           The Accumulation Period; Miscellaneous Provisions

 8.   Annuity Period ..............................................        The Annuity Period

 9.   Death Benefits...............................................        Payment Upon Death Before Maturity Date; Payment Upon
                                                                           Death After Maturity Date

10.   Purchases and Contract Value ................................        Purchase of Contracts; The Accumulation Period;
                                                                           Variable Account Valuation Procedures; Sales of Variable
                                                                           Accumulation Contracts

11.   Redemptions..................................................        Surrender of Contracts; Partial Withdrawals; Free Look
                                                                           Period

12.   Taxes .......................................................        Federal Income Taxes


13.   Legal Proceedings............................................        Litigation

14.   Table of Contents of the Statement of Additional
         Information...............................................        Statement of Additional Information


15.   Cover Page ..................................................        Cover Page

16.   Table of Contents ...........................................        Table of Contents

17.   General Information and History .............................        Not Applicable

18.   Services.....................................................        Not Applicable

19.   Purchase of Securities Being Offered.........................        Appendix

20.   Underwriters ................................................        Underwriter


21.   Calculation of Performance Data..............................        Calculation of Yield and Return


22.   Annuity Payments.............................................        Calculation of Annuity Payments

23.   Financial Statements ........................................        Financial Statements


Note: This Registration Statement contains two prospectuses (Versions A and
B). This Registration Statement also contains two Statements of Additional Information, each corresponding to its respective prospectus.

                                   VERSION A
            BIG EDGE CHOICE [registered trademark] VARIABLE ANNUITY

                              PART A -- PROSPECTUS

                                                                     [VERSION A]

                                       THE BIG EDGE CHOICE[registered trademark]

                                                                VARIABLE ANNUITY

                                                                       Issued by


                                                  PHL VARIABLE INSURANCE COMPANY




IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171



PROSPECTUS                                                           MAY 1, 1999

                                                    AS SUPPLEMENTED JULY 15,1999


This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.


The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds and the MVA. You should read and keep these prospectuses for future reference.


THE PHOENIX EDGE SERIES FUND
----------------------------
    MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.

    [diamond] Phoenix Research Enhanced Index Series
    [diamond] Phoenix-Aberdeen International Series
    [diamond] Phoenix-Engemann Nifty Fifty Series
    [diamond] Phoenix-Goodwin Balanced Series
    [diamond] Phoenix-Goodwin Growth Series
    [diamond] Phoenix-Goodwin Money Market Series
    [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
    [diamond] Phoenix-Goodwin Strategic Allocation Series
    [diamond] Phoenix-Goodwin Strategic Theme Series
    [diamond] Phoenix-Hollister Value Equity Series
    [diamond] Phoenix-Oakhurst Growth and Income Series
    [diamond] Phoenix-Schafer Mid-Cap Value Series
    [diamond] Phoenix-Seneca Mid-Cap Growth Series


    MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC

    [diamond] Phoenix-Aberdeen New Asia Series


    MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.

    [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

BT INSURANCE FUNDS TRUST
------------------------
    MANAGED BY BANKERS TRUST COMPANY
    [diamond] EAFE[registered trademark] Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
    MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
    [diamond] Federated Fund for U.S. Government Securities II
    [diamond] Federated High Income Bond Fund II


TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------

    MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
    [diamond] Templeton Asset Allocation Fund -- Class 2
    [diamond] Templeton International Fund -- Class 2
    [diamond] Templeton Stock Fund -- Class 2

    MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
    [diamond] Templeton Developing Markets Fund -- Class 2

    MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
    [diamond] Mutual Shares Investments Fund -- Class 2


WANGER ADVISORS TRUST
---------------------
    MANAGED BY WANGER ASSET MANAGEMENT, L.P.
    [diamond]    Wanger Foreign Forty
    [diamond]    Wanger International Small Cap
    [diamond]    Wanger Twenty
    [diamond]    Wanger U.S. Small Cap

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

                                TABLE OF CONTENTS

Heading                                                     Page
----------------------------------------------------------------
SPECIAL TERMS.............................................    3
SUMMARY OF EXPENSES.......................................    5

CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   16
THE VARIABLE ACCUMULATION ANNUITY.........................   16
PHL VARIABLE AND THE ACCOUNT .............................   16
INVESTMENTS OF THE ACCOUNT................................   16
   The Phoenix Edge Series Fund...........................   16
   BT Insurance Funds Trust...............................   17
   Federated Insurance Series.............................   17
   Templeton Variable Products Series Fund................   17
   Wanger Advisors Trust..................................   18
   Investment Advisers....................................   18
   Services of the Advisers...............................   19
MVA.......................................................   19
PURCHASE OF CONTRACTS.....................................   19
DEDUCTIONS AND CHARGES....................................   20
   Premium Tax............................................   20
   Surrender Charges......................................   20
   Charges for Mortality and Expense Risks................   20
   Charges for Administrative Services....................   20
   Market Value Adjustment................................   21
   Other Charges..........................................   21
THE ACCUMULATION PERIOD...................................   21
   Accumulation Units.....................................   21
   Accumulation Unit Values...............................   21
   Transfers .............................................   21
   Surrender of Contract; Partial Withdrawals.............   22
   Lapse of Contract......................................   23
   Payment Upon Death Before Maturity Date ...............   23
THE ANNUITY PERIOD .......................................   24
   Variable Accumulation Annuity Contracts................   24
   Annuity Options .......................................   24
    Option A--Life Annuity with Specified Period Certain..   25
    Option B--Non-Refund Life Annuity.....................   25
    Option D--Joint and Survivor Life Annuity.............   25
    Option E--Installment Refund Life Annuity.............   25
    Option F--Joint and Survivor Life Annuity with
         10-Year Period Certain ..........................   25
    Option G--Payments for Specified Period...............   25
    Option H--Payments of Specified Amount................   25
    Option I--Variable Payment Life Annuity with
         10-Year Period Certain ..........................   25
    Option J--Joint Survivor Variable Payment Life
         Annuity with 10-Year Period Certain .............   25
    Option K--Variable Payment Annuity for a
         Specified Period ................................   25
    Option L--Variable Payment Life Expectancy
         Annuity..........................................   25
    Option M--Unit Refund Variable Payment Life
         Annuity..........................................   26
    Option N--Variable Payment Non-Refund Life
        Annuity...........................................   26
    Other Options and Rates...............................   26
    Other Conditions......................................   26
   Payment Upon Death After Maturity Date.................   26
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   26
   Valuation Date.........................................   26
   Valuation Period.......................................   26
   Accumulation Unit Value................................   26
   Net Investment Factor..................................   27
MISCELLANEOUS PROVISIONS..................................   27
   Assignment.............................................   27
   Deferment of Payment ..................................   27
   Free Look Period.......................................   27
   Amendments to Contracts................................   27
   Substitution of Fund Shares............................   27
   Ownership of the Contract..............................   27
FEDERAL INCOME TAXES......................................   28
   Introduction...........................................   28
   Tax Status.............................................   28
   Taxation of Annuities in General--Non-Qualified Plans..   28
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   28
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   28
     Penalty Tax on Certain Surrenders and Withdrawals....   29
   Additional Considerations..............................   29
   Diversification Standards .............................   30
   Qualified Plans........................................   31
     Tax Sheltered Annuities ("TSAs") ....................   31
     Keogh Plans..........................................   32
     Individual Retirement Accounts.......................   32
     Corporate Pension and Profit-Sharing Plans...........   32
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   32
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Plans..............................   32
     Seek Tax Advice......................................   33
SALES OF VARIABLE ACCUMULATION CONTRACTS .................   33
STATE REGULATION .........................................   33
REPORTS ..................................................   34
VOTING RIGHTS ............................................   34
TEXAS OPTIONAL RETIREMENT PROGRAM ........................   34
LEGAL MATTERS ............................................   34
SAI.......................................................   34
APPENDIX A ...............................................   35
APPENDIX B ...............................................   38
APPENDIX C................................................   39

SPECIAL TERMS
--------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life
Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.


CLAIM DATE: The Contract Value next determined following receipt of due proof.


CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified. However, under Contracts used with certain tax-qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named in the application, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.


FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Templeton Variable Products Series
Fund and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract. LOAN
DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The Maturity Date will not be any earlier than the fifth Contract anniversary and no later than the Annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25

[diamond]   Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity

Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and PHL Variable is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Products Operations.

VPO: Variable Products Operations.


                                                      SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                       ALL SUBACCOUNTS
                                                                                          ---------------
Sales Charges Imposed on Purchases..................................................            None
Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1............................................             7%
    Age of Payment in Complete Years 1-2............................................             6%
    Age of Payment in Complete Years 2-3............................................             5%
    Age of Payment in Complete Years 3-4............................................             4%
    Age of Payment in Complete Years 4-5............................................             3%
    Age of Payment in Complete Years 5-6............................................             2%
    Age of Payment in Complete Years 6-7............................................             1%
    Age of Payment in Complete Years 7 and thereafter...............................            None
Exchange Fee-- Maximum Allowable Charge Per Exchange................................            $10

ANNUAL ADMINISTRATIVE CHARGE
    Maximum.........................................................................            $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
   Mortality and Expense Risk Fee...................................................           1.25%
   Daily Administrative Fee.........................................................           0.125%
                                                                                               ------
Total Separate Account Annual Expenses..............................................           1.375%

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)

----------------------------------------------------------------------------------------------------------------------------------
                                                          MANAGEMENT    RULE 12B-1         OTHER EXPENSES(2)         TOTAL ANNUAL
SERIES                                                       FEES          FEES      (BEFORE EXPENSE REIMBURSEMENT)  EXPENSES(2)
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND

Phoenix Research Enhanced Index Series                       .45%          N/A                     .37%                  .82%
Phoenix-Aberdeen International Series                        .75%          N/A                     .23%                  .98%
Phoenix-Aberdeen New Asia Series                            1.00%          N/A                    1.50%                 2.50%

Phoenix-Duff & Phelps Real Estate Securities Series          .75%          N/A                     .26%                 1.01%
Phoenix-Engemann Nifty Fifty Series                          .90%          N/A                    1.68%                 2.58%
Phoenix-Goodwin Balanced Series                              .55%          N/A                     .13%                  .68%
Phoenix-Goodwin Growth Series                                .62%          N/A                     .07%                  .69%
Phoenix-Goodwin Money Market Series                          .40%          N/A                     .15%                  .55%
Phoenix-Goodwin Multi-Sector Fixed Income Series             .50%          N/A                     .14%                  .64%
Phoenix-Goodwin Strategic Allocation Series                  .58%          N/A                     .10%                  .68%
Phoenix-Goodwin Strategic Theme Series                       .75%          N/A                     .24%                  .99%
Phoenix-Hollister Value Equity Series                        .70%          N/A                    1.76%                 2.46%
Phoenix-Oakhurst Growth and Income Series                    .70%          N/A                     .76%                 1.46%
Phoenix-Schafer Mid-Cap Value Series                        1.05%          N/A                    1.72%                 2.77%
Phoenix-Seneca Mid-Cap Growth Series                         .80%          N/A                    2.01%                 2.81%

--------------------------------------------------------------------------------
(1)A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2)Each Series pays a portion or all of its expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. For those Series with expense reimbursement, the Actual Total Annual Expenses for the year ending December 31, 1998 were as follows:

          .55% Phoenix Research Enhanced Index                        .85% Phoenix-Oakhurst Growth and Income
         1.25% Phoenix-Aberdeen New Asia                             1.20% Phoenix-Schafer Mid-Cap Value
         1.00% Phoenix-Duff & Phelps Real Estate Securities          1.05% Phoenix-Seneca Mid-Cap Growth
          .85% Phoenix-Hollister Value Equity


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                RULE 12B-1                         TOTAL ANNUAL
SERIES                                                    MANAGEMENT FEES         FEES(1)       OTHER EXPENSES       EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST
EAFE[registered trademark] Equity Index Fund                   .45%                N/A                 1.21%          1.66%

FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities II               .52%                N/A                  .33%           .85%
Federated High Income Bond Fund II                             .60%                N/A                  .18%           .78%


TEMPLETON VARIABLE PRODUCTS SERIES FUND

Mutual Shares Investments Fund -- Class 2(1),(2)               .60%                .25%                2.27%          3.12%
Templeton Asset Allocation Fund -- Class 2(1)                  .60%                .25%                 .18%          1.03%
Templeton Developing Markets Fund -- Class 2(1)               1.25%                .25%                 .41%          1.91%
Templeton International Fund -- Class 2(1)                     .69%                .25%                 .17%          1.11%
Templeton Stock Fund -- Class 2(1)                             .70%                .25%                 .19%          1.14%


WANGER ADVISORS TRUST
Wanger Foreign Forty                                           .95%                N/A                  .50%          1.45%
Wanger International Small Cap                                1.27%                N/A                  .28%          1.55%
Wanger Twenty                                                  .90%                N/A                  .45%          1.35%
Wanger U.S. Small Cap                                          .96%                N/A                  .06%          1.02%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "12b-1 Plan" which is described in the Fund's prospectus.

(2)Figures reflect expenses from the Fund's inception on May 1, 1998 and are annualized. The Adviser agreed in advance to limit Management Fees and make certain payments to reduce Fund expenses so that the Actual Total Annual Expenses did not exceed 1.25% in 1998 for the Mutual Shares Investments Fund. The Adviser is contractually obligated to continue this arrangement. See the Fund prospectus for details.


    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors that affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------
              SERIES                                                    1 YEAR         3 YEARS          5 YEARS         10 YEARS
              ------                                                    ------         -------          -------         --------

Phoenix Research Enhanced Index Series .........................        $ 89            $ 124            $ 159            $ 275
Phoenix-Aberdeen International Series...........................          91              128              167              291
Phoenix-Aberdeen New Asia Series................................         105              171              238              429
Phoenix-Duff & Phelps Real Estate Securities Series.............          91              129              169              294
Phoenix-Engemann Nifty Fifty Series.............................         105              173              241              435
Phoenix-Goodwin Balanced Series.................................          88              120              153              261
Phoenix-Goodwin Growth Series...................................          88              120              153              262
Phoenix-Goodwin Money Market Series.............................          87              116              146              248
Phoenix-Goodwin Multi-Sector Fixed Income Series................          87              119              151              257
Phoenix-Goodwin Strategic Allocation Series.....................          88              120              153              261
Phoenix-Goodwin Strategic Theme Series..........................          91              129              168              292
Phoenix-Hollister Value Equity Series...........................         104              170              236              425
Phoenix-Oakhurst Growth and Income Series.......................          95              142              190              337
Phoenix-Schafer Mid-Cap Value Series............................         107              178              250              451
Phoenix-Seneca Mid-Cap Growth Series............................         108              179              251              454
EAFE[registered trademark] Equity Index Fund(2).................          97              148              N/A              N/A
Federated Fund for U.S. Government Securities II(2).............          89              125              N/A              N/A
Federated High Income Bond Fund II(2)...........................          89              123              N/A              N/A
Mutual Shares Investments Fund -- Class 2.......................         110              187              N/A              N/A
Templeton Asset Allocation Fund -- Class 2......................          91              130              170              296
Templeton Developing Markets Fund -- Class 2....................          99              155              211              378
Templeton International Fund -- Class 2.........................          92              132              173              304
Templeton Stock Fund -- Class 2.................................          92              133              175              307
Wanger Foreign Forty(1).........................................          95              142              N/A              N/A
Wanger International Small Cap..................................          96              145              194              345
Wanger Twenty(1)................................................          94              139              N/A              N/A
Wanger U.S. Small Cap...........................................          91              130              169              295

-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.
(2) Inclusion of this Subaccount began on July 15, 1999.

    If you annuitize your Contract the end of the applicable time periods: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------

              SERIES                                                    1 YEAR         3 YEARS          5 YEARS         10 YEARS
              ------                                                    ------         -------          -------         --------

Phoenix Research Enhanced Index Series .........................        $ 89            $ 124             $ 129           $ 275
Phoenix-Aberdeen International Series...........................          91              128               137             291
Phoenix-Aberdeen New Asia Series................................         105              171               209             429
Phoenix-Duff & Phelps Real Estate Securities Series.............          91              129               138             294
Phoenix-Engemann Nifty Fifty Series.............................         105              173               213             435
Phoenix-Goodwin Balanced Series.................................          88              120               122             261
Phoenix-Goodwin Growth Series...................................          88              120               122             262
Phoenix-Goodwin Money Market Series.............................          87              116               115             248
Phoenix-Goodwin Multi-Sector Fixed Income Series................          87              119               120             257
Phoenix-Goodwin Strategic Allocation Series.....................          88              120               122             261
Phoenix-Goodwin Strategic Theme Series..........................          91              129               137             292
Phoenix-Hollister Value Equity Series...........................         104              170               208             425
Phoenix-Oakhurst Growth and Income Series.......................          95              142               160             337
Phoenix-Schafer Mid-Cap Value Series............................         107              178               222             451
Phoenix-Seneca Mid-Cap Growth Series............................         108              179               224             454
EAFE[registered trademark] Equity Index Fund(2).................          97              148               N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          89              125               N/A             N/A
Federated High Income Bond Fund II(2)...........................          89              123               N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         110              187               N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          91              130               139             296
Templeton Developing Markets Fund -- Class 2....................          99              155               182             378
Templeton International Fund -- Class 2.........................          92              132               143             304
Templeton Stock Fund -- Class 2.................................          92              133               145             307
Wanger Foreign Forty(1).........................................          95              142               N/A             N/A
Wanger International Small Cap..................................          96              145               165             345
Wanger Twenty(1)................................................          94              139               N/A             N/A
Wanger U.S. Small Cap...........................................          91              130               139             295

-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.
(2) Inclusion of this Subaccount began on July 15, 1999.

    If you do not surrender your Contract: You would paid the following expenses on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------

              SERIES                                                    1 YEAR         3 YEARS          5 YEARS         10 YEARS
              ------                                                    ------         -------          -------         --------
Phoenix Research Enhanced Index Series .........................       $  24             $ 75             $ 129           $ 275
Phoenix-Aberdeen International Series...........................          26               80               137             291
Phoenix-Aberdeen New Asia Series................................          41              125               209             429
Phoenix-Duff & Phelps Real Estate Securities Series.............          26               81               138             294
Phoenix-Engemann Nifty Fifty Series.............................          42              127               213             435
Phoenix-Goodwin Balanced Series.................................          23               71               122             261
Phoenix-Goodwin Growth Series...................................          23               71               122             262
Phoenix-Goodwin Money Market Series.............................          22               67               115             248
Phoenix-Goodwin Multi-Sector Fixed Income Series................          23               70               120             257
Phoenix-Goodwin Strategic Allocation Series.....................          23               71               122             261
Phoenix-Goodwin Strategic Theme Series..........................          26               80               137             292
Phoenix-Hollister Value Equity Series...........................          41              123               208             425
Phoenix-Oakhurst Growth and Income Series.......................          31               94               160             337
Phoenix-Schafer Mid-Cap Value Series............................          44              132               222             451
Phoenix-Seneca Mid-Cap Growth Series............................          44              133               224             454
EAFE[registered trademark] Equity Index Fund(2).................          33              100               N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          25               76               N/A             N/A
Federated High Income Bond Fund II(2)...........................          24               74               N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................          47              142               N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          27               82               139             296
Templeton Developing Markets Fund -- Class 2....................          35              108               182             378
Templeton International Fund -- Class 2.........................          27               84               143             304
Templeton Stock Fund -- Class 2.................................          28               85               145             307
Wanger Foreign Forty(1).........................................          31               94               N/A             N/A
Wanger International Small Cap..................................          32               97               165             345
Wanger Twenty(1)................................................          30               91               N/A             N/A
Wanger U.S. Small Cap...........................................          26               81               139             295

-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.
(2) Inclusion of this Subaccount began on July 15, 1999.


    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    You should read the following summary along with the detailed information appearing elsewhere in this Prospectus.


OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to either the GIA or MVA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]   You may make payments anytime until the Maturity Date.

[diamond]   You can vary the amount and frequency of your payments.

[diamond]   Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]   Generally, the Minimum Initial Payment is $1,000.


ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]   Payments are invested in one or more of the Subaccounts, the GIA and the MVA.

[diamond]   Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond]   Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]   The Contract Value varies with the investment performance of the
            Funds and is not guaranteed.

[diamond]   The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us
            (minimum--4%).


WITHDRAWALS
[diamond]   You may partially or fully surrender the Contract anytime for its
            Contract Value less any applicable surrender charge and premium tax.

[diamond]   During the first Contract Year, you may withdraw up to
            10% of the Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract Anniversary without a surrender charge.


DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.


DEDUCTIONS AND CHARGES

GENERALLY
[diamond]   No deductions are made from payments.

[diamond]   A deduction for surrender charges may occur when you surrender your
            Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond]   No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options
            K or L.

[diamond]   If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]   No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond]   A declining surrender charge is assessed on withdrawals in excess of
            10% of the Account Value, based on the date the payments are deposited:

  ---------------------------------------------------------------
  Percent                7%   6%   5%   4%   3%   2%    1%   0%
  ---------------------------------------------------------------
  Age of Payment in
  Complete Years         0    1    2    3    4    5     6    7+
  ---------------------------------------------------------------

[diamond]   The total deferred surrender charges on a Contract will never exceed
            9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond]   Mortality and expense risk fee--1.25% annually. See "Charges for
            Mortality and Expense Risks."

[diamond]   The daily administrative fee--.125% annually. See "Charges for
            Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]   Premium Taxes--taken from the Contact Value upon annuitization.
            [bullet]   PHL Variable will reimburse itself for such taxes on the
                       date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond]   Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.


LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.


VARIATIONS
    The Contract is subject to laws and regulations in every state where the Contract is sold. Therefore, the terms of the Contract may vary from state to state.

                        PHL VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES
               (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING
                        THROUGHOUT THE INDICATED PERIOD)

    The following tables show how the value of one unit of each Subaccount changed during each of the years 1995 through 1998. As you will note not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

Following are financial highlights for the period indicated.

                                              PHOENIX RESEARCH ENHANCED INDEX SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                              YEAR ENDED            5/1/97 TO
                                                                                               12/31/98              12/31/97
                                                                                               --------              --------
Unit value, beginning of period..........................................................      $1.040992             $1.000000
Unit value, end of period................................................................      $1.352249             $1.040992
                                                                                               =========             =========
Number of units outstanding (000)........................................................         16,026                 3,958

                                              PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                         YEAR ENDED DECEMBER 31,                    INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.306260     $1.181847     $1.009660               $1.000000
Unit value, end of period....................................    $1.648539     $1.306260     $1.181847               $1.009660
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       15,694         7,089         3,095                     133

                                                 PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                YEAR ENDED DECEMBER 31,             INCEPTION
                                                                                -----------------------             1/29/96 TO
                                                                                 1998            1997                12/31/96
                                                                                 ----            ----                --------
Unit value, beginning of period............................................     $0.665071      $0.997488             $1.000000
Unit value, end of period..................................................     $0.626694      $0.665071             $0.997488
                                                                                =========      =========             =========
Number of units outstanding (000)..........................................         3,949          3,655                 1,133

                                       PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                        YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                        -----------------------                     7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.660307     $1.378845     $1.050105               $1.000000
Unit value, end of period....................................    $1.290333     $1.660307     $1.378845               $1.050105
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................        8,919         7,737         1,543                     226

                                               PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                                    3/3/98 TO
                                                                                                                     12/31/98
                                                                                                                     --------
Unit value, beginning of period...........................................................................           $1.000000
Unit value, end of period.................................................................................           $1.248542
                                                                                                                     =========
Number of units outstanding (000).........................................................................               4,057

                                                 PHOENIX-GOODWIN BALANCED SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         ----------------------                     7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.329181     $1.142528     $1.047597               $1.000000
Unit value, end of period....................................    $1.560490     $1.329181     $1.142528               $1.047597
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       27,300        10,024         5,616                     719

                                                  PHOENIX-GOODWIN GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.436190     $1.202623     $1.082876               $1.000000
Unit value, end of period....................................    $1.840434     $1.436490     $1.202623               $1.082876
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................      135,636        77,819        42,365                   3,037

                                               PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.091039     $1.051525     $1.014954               $1.000000
Unit value, end of period....................................    $1.131041     $1.091039     $1.051525               $1.014954
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       48,674        32,019        22,142                   5,893

                                         PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.276756     $1.166339     $1.051781               $1.000000
Unit value, end of period....................................    $1.208247     $1.276756     $1.166339               $1.051781
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       49,806        29,245        13,252                     319

                                           PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FROM
                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.334927     $1.120864     $1.042018               $1.000000
Unit value, end of period....................................    $1.590626     $1.334927     $1.120864               $1.042018
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       38,139        22,085        13,249                   2,919

                                              PHOENIX-GOODWIN STRATEGIC THEME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FROM
                                                                                 YEAR ENDED DECEMBER 31,             INCEPTION
                                                                                 ----------------------             1/29/96 TO
                                                                                  1998            1997                12/31/96
                                                                                  ----            ----                --------
Unit value, beginning of period............................................     $1.246377      $1.078271             $1.000000
Unit value, end of period..................................................     $1.779043      $1.246377             $1.078271
                                                                                =========      =========             =========
Number of units outstanding (000)..........................................        15,013         10,169                 4,054

                                              PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                                    3/5/98 TO
                                                                                                                     12/31/98
                                                                                                                     --------
Unit value, beginning of period...........................................................................           $1.000000
Unit value, end of period.................................................................................           $1.095185
                                                                                                                     =========
Number of units outstanding (000).........................................................................               2,909

                                            PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                                    3/3/98 TO
                                                                                                                     12/31/98
                                                                                                                     --------
Unit value, beginning of period...........................................................................           $1.000000
Unit value, end of period.................................................................................           $1.191224
                                                                                                                     =========
Number of units outstanding (000).........................................................................              14,294

                                               PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                                    3/5/98 TO
                                                                                                                     12/31/98
                                                                                                                     --------
Unit value, beginning of period...........................................................................           $1.000000
Unit value, end of period.................................................................................           $0.876259
                                                                                                                     =========
Number of units outstanding (000).........................................................................               3,102

                                               PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                                    3/3/98 TO
                                                                                                                     12/31/98
                                                                                                                     --------
Unit value, beginning of period...........................................................................           $1.000000
Unit value, end of period.................................................................................           $1.208253
                                                                                                                     =========
Number of units outstanding (000).........................................................................               1,938

                                                 MUTUAL SHARES INVESTMENTS SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                                                   11/10/98 TO
                                                                                                                     12/31/98
                                                                                                                     --------
Unit value, beginning of period...........................................................................           $1.000000
Unit value, end of period.................................................................................           $1.013620
                                                                                                                     =========
Number of units outstanding (000).........................................................................                 281

                                                TEMPLETON ASSET ALLOCATION SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                              YEAR ENDED            5/1/97 TO
                                                                                               12/31/98              12/31/97
                                                                                               --------              --------
Unit value, beginning of period..........................................................      $1.064886             $1.000000
Unit value, end of period................................................................      $1.114519             $1.064886
                                                                                               =========             =========
Number of units outstanding (000)........................................................          9,285                 4,622

                                               TEMPLETON DEVELOPING MARKETS SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                              YEAR ENDED            5/1/97 TO
                                                                                               12/31/98              12/31/97
                                                                                               --------              --------
Unit value, beginning of period..........................................................      $0.662660             $1.000000
Unit value, end of period................................................................      $0.516071             $0.662660
                                                                                               =========             =========
Number of units outstanding (000)........................................................          5,744                 3,275

                                                  TEMPLETON INTERNATIONAL SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                              YEAR ENDED            5/1/97 TO
                                                                                               12/31/98              12/31/97
                                                                                               --------              --------
Unit value, beginning of period..........................................................      $1.075133             $1.000000
Unit value, end of period................................................................      $1.162057             $1.075133
                                                                                               =========             =========
Number of units outstanding (000)........................................................         11,361                 4,072

                                                      TEMPLETON STOCK SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       FROM
                                                                                                                    INCEPTION
                                                                                              YEAR ENDED            5/1/97 TO
                                                                                               12/31/98              12/31/97
                                                                                               --------              --------
Unit value, beginning of period..........................................................      $1.044077             $1.000000
Unit value, end of period................................................................      $1.040037             $1.044077
                                                                                               =========             =========
Number of units outstanding (000)........................................................         12,576                 6,100

                                              WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FROM
                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.377428     $1.417188     $1.088168               $1.000000
Unit value, end of period....................................    $1.580656     $1.377428     $1.417188               $1.088168
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       28,056        20,361         9,834                     257

                                                   WANGER U.S. SMALL CAP SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        FROM
                                                                         YEAR ENDED DECEMBER 31,                     INCEPTION
                                                                         -----------------------                    7/31/95 TO
                                                                   1998          1997          1996                  12/31/95
                                                                   ----          ----          ----                  --------
Unit value, beginning of period..............................    $1.757439     $1.376482     $0.951679               $1.000000
Unit value, end of period....................................    $1.884220     $1.757439     $1.376482               $0.951679
                                                                 =========     =========     =========               =========
Number of units outstanding (000)............................       58,568        34,966        16,757                   1,313


          WANGER TWENTY SUBACCOUNT AND WANGER FOREIGN FORTY SUBACCOUNT

   These Subaccounts commenced operations on February 1, 1999; accordingly, data for these Subaccounts is not yet available.



        EAFE[registered trademark] EQUITY INDEX FUND, FEDERATED FUND FOR
                         U.S. GOVERNMENT SECURITIES II
               AND FEDERATED HIGH INCOME BOND FUND II SUBACCOUNTS
   These Subaccounts commenced operations as of July 15, 1999; accordingly, data for these Subaccounts is not yet available.

    PERFORMANCE HISTORY
--------------------------------------------------------------------------------
We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the Subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    PHL Variable is a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Our executive office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981.


    On December 7, 1994, PHL Variable established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that PHL Variable may conduct. Obligations under the Contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.


BT INSURANCE FUNDS TRUST
    A certain Subaccount invests in a corresponding Series of the BT Insurance Funds Trust. The following Series is currently available:

    EAFE[registered trademark] EQUITY INDEX FUNd: The Series seeks to match the performance of the Morgan Stanley Capital International EAFE[registered trademark] Index ("EAFE[registered trademark] Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The Series invests in a statistically selected sample of the securities found in the EAFE[registered trademark] Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding Series of the Federated Insurance Series. The following Series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the Series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the Series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts invest in Class 2 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available:

    MUTUAL SHARES INVESTMENTS FUND: The primary investment objective of the Series is capital appreciation with income as a secondary objective. The Mutual Shares

Investments Series invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET ALLOCATION FUND: The investment objective of the Series is a high level of total return. The Templeton Asset Allocation Series invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS FUND: The investment objective of the Series is long-term capital appreciation. The Templeton Developing Markets Series invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL FUND: The investment objective of the Series is long-term capital. The Templeton International Series invests primarily in stocks of companies located outside the United States, including emerging markets. Any income realized will be incidental. It also may invest in debt securities of governments and companies located anywhere in the world.

    TEMPLETON STOCK FUND: The investment objective of the Series is long-term capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

WANGER ADVISORS TRUST
    Certain Subaccounts invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.


    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of PHL Variable or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither PHL Variable nor the Fund(s) currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. PHL Variable will, at its own expense, remedy such material conflicts including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISERS
    Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisers for the following Series:


[diamond]   J.P. Morgan Investment Management, Inc.
            [bullet]   Phoenix Research Enhanced Index Series

[diamond]   Roger Engemann & Associates, Inc. ("Engemann")
            [bullet]   Phoenix-Engemann Nifty Fifty Series

[diamond]   Seneca Capital Management, LLC ("Seneca")
            [bullet]   Phoenix-Seneca Mid-Cap Growth Series

[diamond]   Schafer Capital Management, Inc.
            [bullet]   Phoenix-Schafer Mid-Cap Value Series


    The investment adviser to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    The other investment advisers are:


[diamond]   Bankers Trust Company
            [bullet]   EAFE[registered trademark] Equity Index Fund

[diamond]   Federated Investment Management Company
            [bullet]   Federated Fund for U.S. Government Securities II
            [bullet]   Federated High Income Bond Fund II

[diamond]   Templeton Investment Counsel, Inc.
            [bullet]   Templeton Asset Allocation Fund
            [bullet]   Templeton International Fund
            [bullet]   Templeton Stock Fund

[diamond]   Templeton Asset Management, Ltd.
            [bullet]   Templeton Developing Markets Fund

[diamond]   Franklin Mutual Advisers, LLC
            [bullet]   Mutual Shares Investments Fund


[diamond]   Wanger Asset Management, L.P.
            [bullet]   Wanger Foreign Forty
            [bullet]   Wanger International Small Cap
            [bullet]   Wanger Twenty
            [bullet]   Wanger U.S. Small Cap

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.

MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account of PHL Variable. The MVA is more fully described in a separate prospectus.

    FOR ADDITIONAL INFORMATION CONCERNING THE FUNDS AND THE MVA, PLEASE SEE THE ACCOMPANYING PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25
            [bullet]   You may authorize your bank to draw $25 or more from your
                       personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a Contract must be at least $25.

[diamond]   Qualified plans--$1,000 annually
            [bullet]   Contracts purchased in connection with tax-qualified or
                       employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount, GIA or MVA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a Contract. Qualifications for such reduction follow:

[diamond]   the makeup and size of the prospective group; or

[diamond]   the method and frequency of payments; and

[diamond]   the amount of compensation to be paid to Registered
            Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of PHL Variable within those states and the insurance tax laws of those states. We will pay any premium tax due and will reimburse ourself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.


SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

   --------------------------------------------------------------
   Percent              7%   6%   5%   4%   3%    2%   1%   0%
   --------------------------------------------------------------
   Age of Payment in
   Complete Years       0     1    2    3    4    5     6   7+
   --------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.


CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the Series in which you invest, once the Contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.


CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, PHL Variable generally charges each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA or MVA.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of PHL Variable or its affiliates and their spouses; or to employees or agents who retire from PHL Variable or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the accompanying MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts, the GIA or MVA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts, the GIA or MVA by calling VPO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Systematic Transfer Program, you must notify VPO at
(800) 541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For non-systematic transfers from the MVA, the market value adjustment may be applied. See the accompanying MVA prospectus for more information.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B. See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]   the Contract Value is zero; or

[diamond]   the premium tax reimbursement due on surrender or partial
            withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    PHL Variable will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE


[diamond]   WHO RECEIVES PAYMENT

            [bullet]   DEATH OF AN OWNER/ANNUITANT
                           If the Owner/Annuitant dies before the Contract
                       Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

            [bullet]   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
                           If the Owner and the Annuitant are not the same and
                       the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

            [bullet]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
                           If the spousal beneficiary continues the Contract at
                       the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

            [bullet]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
                           Upon the death of the Annuitant who is not the Owner
                       provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

            [bullet]   QUALIFIED CONTRACTS
                           Under qualified Contracts, the death benefit is paid
                       at the death of the participant who is the Annuitant under the Contract.

                           Death benefit payments must satisfy distribution
                       rules. See "Federal Income Taxes--Qualified Plans."

            [bullet]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
                           If the Owner is not an individual, the death of the
                       Annuitant is treated as the death of the Owner.

[diamond]    PAYMENT AMOUNT
            [bullet] UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85
                       1. Death occurring in the first Contract year--the
                          greater of:

                          a.  100% of payments, less any withdrawals; or

                          b.  the Contract Value as of the claim date.

                       2. Death occurring in any subsequent Contract year--the
                          greater of:

                          a. the death benefit that would have been payable at the end of the previous Contract year, plus any payments, less any withdrawals made since that date; or

                          b.  the Contract Value as of the claim date.

            [bullet]   AFTER THE ANNUITANT'S 85TH BIRTHDAY
                           The death benefit (less any deferred premium tax)
                       equals the Contract value (no surrender charge is imposed) on the Claim date.

            [bullet]   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
                           Upon the death of an Owner who is not the Annuitant,
                       provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary.
                       The death benefit is the greater of:

                       a.  100% of payments, less any withdrawals, or

                       b.  the Contract value as of the claim date.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year.

We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
          CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading and we are open for business. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent

Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment.

    If you elected the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Gordon Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Gordon Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation instructions.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    PHL Variable is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to PHL Variable. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]   55% in any 1 investment

[diamond]   70% in any 2 investments

[diamond]   80% in any 3 investments

[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    PHL Variable has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the PHL

Variable Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's Contract Value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the Contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the Contract Value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and also will reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell PHL Variable annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company. PEPCO is an indirect, majority owned subsidiary of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Year 2000 Issue
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at (800) 541-0171.

APPENDIX A

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.
    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    --------------------------------------------------------------------------------------------------------------------------------

                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1,3)

--------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                  INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------------------

Phoenix Research Enhanced Index Series....................     7/15/97         21.53%       N/A          N/A           18.18%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series.....................     5/1/90          18.08%       10.97%       N/A            9.36%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series..........................     9/17/96        -11.88%       N/A          N/A          -20.61%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series.......     5/1/95         -27.33%       N/A          N/A            8.82%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series.......................     3/2/98          N/A          N/A          N/A           16.82%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series...........................     5/1/92           9.83%       10.91%       N/A           10.68%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series.............................     1/1/83          19.86%       16.25%      18.44%         17.52%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series.......................     3/2/98          -3.03%        2.80%       3.87%          4.76%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series..........    10/10/82        -11.57%        4.73%       7.66%          8.41%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series...............     1/1/83          11.46%       10.84%      12.42%         12.06%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series....................    9/17/84          33.53%       N/A           N/A           19.75%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series.....................     1/29/96         N/A          N/A          N/A            2.52%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series.................     3/2/98          N/A          N/A          N/A           11.46%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series......................     3/2/98          N/A          N/A          N/A          -18.03%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series......................     3/2/98          N/A          N/A          N/A           12.80%
--------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund..............     8/22/97         12.21%       N/A          N/A            3.07%
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II..........     3/28/94         -0.67%       N/A          N/A            4.23%
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II........................     3/1/94          -5.25%       N/A          N/A            7.02%
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)...............     5/1/98          N/A          N/A          N/A           -4.05%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2)..............    11/28/88         -2.10%        9.14%      10.25%         10.16%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class 2(2)............     9/15/96        -27.19%       N/A          N/A          -25.45%
--------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund-- Class 2(2).................     5/1/92           1.11%        9.37%       N/A           12.01%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2).........................     11/4/88         -6.82%        8.65%      10.31%         10.02%

--------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty......................................     2/1/99          N/A          N/A          N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap............................     5/1/95           7.36%       N/A          N/A           18.11%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty.............................................     2/1/99          N/A          N/A          N/A            N/A
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap.....................................     5/1/95           0.29%       N/A          N/A           23.43%
--------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

(2)Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3)Performance data quoted represents the investment return of the appropriate Series adjusted for The Big Edge Choice charges had the Subaccount started on the inception date of the appropriate Series.

                                                     ANNUAL TOTAL RETURN(1,3)
---------------------------------------------------------------------------------------------------------------
                  Series                          1983   1984    1985    1986    1987   1988    1989    1990
---------------------------------------------------------------------------------------------------------------

Phoenix Research Enhanced Index Series             N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              N/A    N/A     N/A     N/A     N/A    N/A     N/A    -8.97%
---------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                             N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                    31.08%   9.15%  33.08%  18.83%  5.47%   2.50%  34.33%   2.62%
---------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series               6.85%   8.72%   6.56%   5.06%  5.05%   5.98%   7.71%   6.74%
---------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                            4.56%   9.82%  18.96%  17.66% -0.30%   8.98%   6.76%   3.78%
---------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series        N/A   -1.47%  25.60%  14.11% 11.02%   0.94%  18.27%   4.32%
---------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series             N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series              N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series          N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series               N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series               N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund       N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                      N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                 N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund--Class 2(2)         N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund--Class 2(2)        N/A    N/A     N/A     N/A     N/A    0.15%  11.49%  -9.47%
---------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund--Class 2(2)      N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Templeton International Fund--Class 2(2)           N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Templeton Stock Fund--Class 2(2)                   N/A    N/A     N/A     N/A     N/A   -1.08%  12.83% -12.50%
---------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                               N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Wanger Twenty                                      N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                                N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------------


                           ANNUAL TOTAL RETURN(1,3)
----------------------------------------------------------------------------------------------------------------
                  Series                           1991   1992    1993    1994    1995   1996      1997    1998
----------------------------------------------------------------------------------------------------------------

Phoenix Research Enhanced Index Series              N/A    N/A     N/A     N/A     N/A    N/A      5.19%  29.90%
----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              18.10% -14.03%  36.57%  -1.31%  8.12%  17.05%  10.53%  26.20%
----------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                    N/A    N/A     N/A     N/A     N/A    -0.23% -33.33%  -5.77%
----------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities
Series                                              N/A    N/A     N/A     N/A    16.75%  31.31%  20.41% -22.28%
----------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                 N/A    N/A     N/A     N/A     N/A    N/A     N/A     24.85%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                     N/A     8.64%   7.13%  -4.17% 21.69%   9.06%  16.34%  17.40%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                      40.80%   8.79%  18.07%   0.08% 29.12%  11.06%  19.45%  28.12%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                4.53%    2.16%   1.47%   2.42%  4.23%   3.60%   3.76%   3.67%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                             17.96%   8.57%  14.34%  -6.78% 21.84%  10.89%   9.57%  -5.46%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series        27.55%   9.15%   9.50%  -2.75% 16.65%   7.57%  19.10%  19.15%
----------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series              N/A     N/A     N/A     N/A     N/A    8.98%   5.59%  42.74%
----------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series               N/A     N/A     N/A     N/A     N/A    N/A     N/A     9.57%
----------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series           N/A     N/A     N/A     N/A     N/A    N/A     N/A    19.12%
----------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                N/A     N/A     N/A     N/A     N/A    N/A     N/A   -12.37%
----------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                N/A     N/A     N/A     N/A     N/A    N/A     N/A    20.56%
----------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund        N/A     N/A     N/A     N/A     N/A    N/A    -7.06%  19.95%
----------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                       N/A     N/A     N/A     1.55%  7.28%   2.78%   7.10%   6.19%
----------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                  N/A     N/A     N/A    -4.72% 18.74%  12.75%  12.28%   1.30%
----------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund--Class 2(2)          N/A     N/A     N/A     N/A     N/A    N/A     N/A     2.40%
----------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund--Class 2(2)        25.70%   6.36%  24.15%  -4.55% 20.60%  16.96%  13.74%   4.66%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund--Class 2(2)       N/A     N/A     N/A     N/A     N/A    0.90% -30.35% -22.12%
----------------------------------------------------------------------------------------------------------------
Templeton International Fund--Class 2(2)            N/A    -7.15%  45.01%  -3.83% 13.91%  22.06%  12.12%   8.08%
----------------------------------------------------------------------------------------------------------------
Templeton Stock Fund--Class 2(2)                   25.50%   5.41%  31.92%  -3.80% 23.26%  20.47%  10.10%  -0.39%
----------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                N/A     N/A     N/A     N/A     N/A    N/A     N/A      N/A
----------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     N/A     N/A     N/A     N/A   33.33%  30.24%  -2.81%  14.75%
----------------------------------------------------------------------------------------------------------------
Wanger Twenty                                       N/A     N/A     N/A     N/A     N/A    N/A     N/A      N/A
----------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                                 N/A     N/A     N/A     N/A   15.00%  44.64%  27.68%   7.21%
----------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate Series adjusted for The Big Edge Choice charges had the Subaccount started on the inception date of the appropriate Series.



  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

    Example:
       Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:......................  1.130463
       Value of the same account (excluding capital changes) at the end of the 7-day period:..................................  1.131041
       Calculation:
         Ending account value......................................  1.131041
         Less beginning account value..............................  1.130463
         Net change in account value...............................  0.000578
       Base period return:
         (adjusted change/beginning account value).................  0.000511
       Current yield = return x (365/7) =..........................     2.67%
       Effective yield = [(1 + return(365/7)] -1 =.................     2.70%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of PHL Variable Insurance Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
    The General Account is made up of all of the general assets of PHL Variable Insurance Company other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. We will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between us and the Contracts participating in the General Account, in accordance with the terms of such Contracts.
    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We assume this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, we guarantee that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.
    Investment income from the General Account allocated to us includes compensation for mortality and expense risks borne by it in connection with General Account contracts.
    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of PHL Variable. However, we guarantee that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. We may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.
    On the last business day of each calendar week, we will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.
    Excess interest, if any, will be determined by us based on information as to expected investment yields. Some of the factors that we may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.
    We are is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in PHL Variable's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.
    Excess interest, if any, will be credited on the GIA Contract Value. We guarantee that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which we may, in our discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."
    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and will be subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").
    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:
     YEAR ONE: 25%      YEAR TWO: 33%     YEAR THREE: 50%     YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        ---------       -------------        -------------      ---------
California ..........................................                             X                   2.35%            0.50%

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

NOTE: The above premium tax deduction rates are as of January 1, 1999. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1)"Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                   VERSION B
           BIG EDGE CHOICE [registered trademakr] II VARIABLE ANNUITY

                              PART A -- PROSPECTUS

                                                                     [VERSION B]

                                        BIG EDGE CHOICE[registered trademark] II
                                                                VARIABLE ANNUITY

                                                                       Issued by

                                                  PHL VARIABLE INSURANCE COMPANY



IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:


[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171




PROSPECTUS                                                         JULY 15, 1999




This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.

The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This Prospectus provides important information that a prospective investor ought to know before investing. This Prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Products Operations at 800/541-0171.


THE PHOENIX EDGE SERIES FUND
----------------------------
    MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.

    [diamond] Phoenix Research Enhanced Index Series
    [diamond] Phoenix-Aberdeen International Series
    [diamond] Phoenix-Engemann Nifty Fifty Series
    [diamond] Phoenix-Goodwin Balanced Series
    [diamond] Phoenix-Goodwin Growth Series
    [diamond] Phoenix-Goodwin Money Market Series
    [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
    [diamond] Phoenix-Goodwin Strategic Allocation Series
    [diamond] Phoenix-Goodwin Strategic Theme Series
    [diamond] Phoenix-Hollister Value Equity Series
    [diamond] Phoenix-Oakhurst Growth and Income Series
    [diamond] Phoenix-Schafer Mid-Cap Value Series
    [diamond] Phoenix-Seneca Mid-Cap Growth Series


    MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC

    [diamond] Phoenix-Aberdeen New Asia Series


    MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.

    [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

BT INSURANCE FUNDS TRUST
------------------------
    MANAGED BY BANKERS TRUST COMPANY
    [diamond] EAFE[registered trademark] Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
    MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
    [diamond] Federated Fund for U.S. Government Securities II
    [diamond] Federated High Income Bond Fund II


TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
    MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.

    [diamond] Templeton Asset Allocation Fund -- Class 2
    [diamond] Templeton International Fund -- Class 2
    [diamond] Templeton Stock Fund -- Class 2


    MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.

    [diamond] Templeton Developing Markets Fund -- Class 2


    MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC

    [diamond] Mutual Shares Investments Fund -- Class 2


WANGER ADVISORS TRUST
---------------------
   MANAGED BY WANGER ASSET MANAGEMENT, L.P.
    [diamond] Wanger Foreign Forty
    [diamond] Wanger International Small Cap
    [diamond] Wanger Twenty
    [diamond] Wanger U.S. Small Cap


    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds and MVA. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------
SPECIAL TERMS.............................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY..........................................   12
FINANCIAL HIGHLIGHTS......................................   14
PERFORMANCE HISTORY.......................................   14
THE VARIABLE ACCUMULATION ANNUITY.........................   14
PHL VARIABLE AND THE ACCOUNT .............................   14
INVESTMENTS OF THE ACCOUNT................................   14
   The Phoenix Edge Series Fund...........................   14

   BT Insurance Funds Trust...............................   15
   Federated Insurance Series.............................   15
   Templeton Variable Products Series Fund................   16

   Wanger Advisors Trust..................................   16
   Investment Advisers....................................   16
   Services of the Advisers...............................   17
MVA.......................................................   17
PURCHASE OF CONTRACTS.....................................   17

DEDUCTIONS AND CHARGES....................................   18
   Deductions from the Separate Account...................   18
     Premium Tax..........................................   18

     Surrender Charges....................................   18
     Mortality and Expense Risk Fee.......................   18

     Administrative Fee...................................   19
     Administrative Charge................................   19

   Reduction or Elimination of Charges....................   19
     Market Value Adjustment..............................   19
     Other Charges........................................   19
THE ACCUMULATION PERIOD...................................   19
   Accumulation Units.....................................   19
   Accumulation Unit Values...............................   19
   Transfers .............................................   20
   Surrender of Contract; Partial Withdrawals.............   21
   Lapse of Contract......................................   21
   Payment Upon Death Before Maturity Date ...............   21

THE ANNUITY PERIOD........................................   22

   Variable Accumulation Annuity Contracts................   22

   Annuity Options .......................................   23

     Option A--Life Annuity with Specified Period Certain.   23
     Option B--Non-Refund Life Annuity....................   23
     Option D--Joint and Survivor Life Annuity............   23
     Option E--Installment Refund Life Annuity............   23
     Option F--Joint and Survivor Life Annuity with
       10-Year Period Certain ............................   23

     Option G--Payments for Specified Period..............   24
     Option H--Payments of Specified Amount...............   24
     Option I--Variable Payment Life Annuity with
       10-Year Period Certain ............................   24
     Option J--Joint Survivor Variable Payment Life
       Annuity with 10-Year Period Certain ...............   24

     Option K--Variable Payment Annuity for a Specified
       Period ............................................   24
     Option L--Variable Payment Life Expectancy
       Annuity............................................   24
     Option M--Unit Refund Variable Payment Life
       Annuity............................................   24
     Option N--Variable Payment Non-Refund Life
       Annuity............................................   24
     Other Options and Rates..............................   24
     Other Conditions.....................................   24

   Payment Upon Death After Maturity Date.................   25

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   25
   Valuation Date.........................................   25
   Valuation Period.......................................   25
   Accumulation Unit Value................................   25
   Net Investment Factor..................................   25
MISCELLANEOUS PROVISIONS..................................   25
   Assignment.............................................   25
   Deferment of Payment ..................................   25
   Free Look Period.......................................   25

   Amendments to Contracts................................   26

   Substitution of Fund Shares............................   26
   Ownership of the Contract..............................   26
FEDERAL INCOME TAXES......................................   26
   Introduction...........................................   26
   Tax Status.............................................   26
   Taxation of Annuities in General--Non-Qualified Plans..   26

     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   27
     Surrenders or Withdrawals On or After the Contract
       Maturity Date......................................   27

     Penalty Tax on Certain Surrenders and Withdrawals....   27
   Additional Considerations..............................   27
   Diversification Standards .............................   28
   Qualified Plans........................................   29

     Tax Sheltered Annuities ("TSAs") ....................   30

     Keogh Plans..........................................   30
     Individual Retirement Accounts.......................   30

     Corporate Pension and Profit-Sharing Plans...........   31
     Deferred Compensation Plans with Respect to
       Service for State and Local Governments and
       Tax Exempt Organizations...........................   31

     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Contracts...........................   31
     Seek Tax Advice......................................   31

SALES OF VARIABLE ACCUMULATION CONTRACTS..................   32

STATE REGULATION..........................................   32
REPORTS...................................................   32
VOTING RIGHTS.............................................   32

TEXAS OPTIONAL RETIREMENT PROGRAM.........................   33
LEGAL MATTERS.............................................   33
SAI.......................................................   33

APPENDIX A--PERFORMANCE HISTORY FOR
   CONTRACTS WITH:

     BENEFIT OPTION 1.....................................   34
     BENEFIT OPTION 2.....................................   37
     BENEFIT OPTION 3.....................................   40
APPENDIX B--THE GUARANTEED INTEREST ACCOUNT...............   43
APPENDIX C--DEDUCTIONS FOR STATE PREMIUM TAXES............   44

SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first Contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following Contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last Contract year multiplied by a factor of 1.05, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the prior Contract year. The Roll-up Amount may not be greater than 200% of total premium payments less Adjusted Partial Withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first Contract year the Step-up Amount is the greater of (1) 100% of purchase payments less Adjusted Partial Withdrawals; or (2) the Contract Value. After that, in any following Contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior Contract year, plus 100% of premium payments, less Adjusted Partial Withdrawals made since the end of the last Contract year; or (2) the Contract Value.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of Contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The Valuation Date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity specified in the Contract application. However, under Contracts used with certain tax-qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named in the application, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.


FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Templeton Variable Products Series Fund and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a Contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MVA: An account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the Owner as to when annuity payments will begin. The Maturity Date will not be any earlier than the fifth Contract anniversary and no later than the Annuitant's 95th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond]     Non-qualified plans--$1,000

[diamond]     Individual Retirement Annuity--$1,000

[diamond]     Bank draft program--$25

[diamond]     Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operations division of PHL Variable that receives and processes incoming mail for Variable Products Operations.

VPO: Variable Products Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                      ALL SUBACCOUNTS
                                                                                         ---------------
Sales Charges Imposed on Purchases..................................................            None
Deferred Surrender Charges (as a percentage of amount withdrawn):(1)
    Age of Payment in Complete Years 0-1............................................             7%
    Age of Payment in Complete Years 1-2............................................             7%
    Age of Payment in Complete Years 2-3............................................             6%
    Age of Payment in Complete Years 3-4............................................             6%
    Age of Payment in Complete Years 4-5............................................             5%
    Age of Payment in Complete Years 5-6............................................             4%
    Age of Payment in Complete Years 6-7............................................             3%
    Age of Payment in Complete Years 7 and thereafter...............................            None
Subaccount Transfer Charge..........................................................            None

ANNUAL ADMINISTRATIVE CHARGE
    Maximum.........................................................................             $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
[diamond]     Option 1--Return of Premium
              Mortality and Expense Risk Fee........................................            .825%
              Daily Administrative Fee..............................................            .125%
              Total Separate Account Annual Expenses................................            .95 %
[diamond]     Option 2--Annual Step-up
              Mortality and Expense Risk Fee........................................           1.175%
              Daily Administrative Fee..............................................            .125%
              Total Separate Account Annual Expenses................................           1.30 %
[diamond]     Option 1--5% Roll-up
              Mortality and Expense Risk Fee........................................           1.325%
              Daily Administrative Fee..............................................            .125%
                                                                                               -----
              Total Separate Account Annual Expenses................................           1.45 %

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)


                                                                           RULE 12B-1        OTHER EXPENSES(2)       TOTAL ANNUAL
                                                          MANAGEMENT FEES    FEES     (BEFORE EXPENSE REIMBURSEMENT)  EXPENSES(2)
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
Phoenix Research Enhanced Index Series                         .45%            N/A                  .37%                 .82%
Phoenix-Aberdeen International Series                          .75%            N/A                  .23%                 .98%
Phoenix-Aberdeen New Asia Series                              1.00%            N/A                 1.50%                2.50%
Phoenix-Duff & Phelps Real Estate Securities Series            .75%            N/A                  .26%                1.01%
Phoenix-Engemann Nifty Fifty Series                            .90%            N/A                 1.68%                2.58%
Phoenix-Goodwin Balanced Series                                .55%            N/A                  .13%                 .68%
Phoenix-Goodwin Growth Series                                  .62%            N/A                  .07%                 .69%
Phoenix-Goodwin Money Market Series                            .40%            N/A                  .15%                 .55%
Phoenix-Goodwin Multi-Sector Fixed Income Series               .50%            N/A                  .14%                 .64%
Phoenix-Goodwin Strategic Allocation Series                    .58%            N/A                  .10%                 .68%
Phoenix-Goodwin Strategic Theme Series                         .75%            N/A                  .24%                 .99%
Phoenix-Hollister Value Equity Series                          .70%            N/A                 1.76%                2.46%
Phoenix-Oakhurst Growth and Income Series                      .70%            N/A                  .76%                1.46%
Phoenix-Schafer Mid-Cap Value Series                          1.05%            N/A                 1.72%                2.77%
Phoenix-Seneca Mid-Cap Growth Series                           .80%            N/A                 2.01%                2.81%
==================================================================================================================================


(1) A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."
(2) Each Series pays a portion or all of its expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. For those Series with expense reimbursement, the Actual Total Annual Expenses for the year ending December 31, 1998 were as follows:

          .55% Phoenix Research Enhanced Index                          .85% Phoenix-Oakhurst Growth and Income
         1.25% Phoenix-Aberdeen New Asia                               1.20% Phoenix-Schafer Mid-Cap Value
         1.00% Phoenix-Duff & Phelps Real Estate Securities            1.05% Phoenix-Seneca Mid-Cap Growth
          .85% Phoenix-Hollister Value Equity

==================================================================================================================================

                                                                           RULE 12B-1         OTHER EXPENSES        TOTAL ANNUAL
                                                          MANAGEMENT FEES    FEES    (BEFORE EXPENSE REIMBURSEMENT)  EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST
EAFE[registered trademark] Equity Index Fund                   .45%             N/A                1.21%                1.66%

FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities II               .52%             N/A                 .33%                 .85%
Federated High Income Bond Fund II                             .60%             N/A                 .18%                 .78%

TEMPLETON VARIABLE PRODUCTS SERIES FUND
Mutual Shares Investments Fund -- Class 2(1,2)                 .60%            .25%                2.27%                3.12%
Templeton Asset Allocation Fund -- Class 2(1)                  .60%            .25%                 .18%                1.03%
Templeton Developing Markets Fund -- Class 2(1)               1.25%            .25%                 .41%                1.91%
Templeton International Fund -- Class 2(1)                     .69%            .25%                 .17%                1.11%
Templeton Stock Fund -- Class 2(1)                             .70%            .25%                 .19%                1.14%

WANGER ADVISORS TRUST
Wanger Foreign Forty                                           .95%             N/A                 .50%                1.45%
Wanger International Small Cap                                1.27%             N/A                 .28%                1.55%
Wanger Twenty                                                  .90%             N/A                 .45%                1.35%
Wanger U.S. Small Cap                                          .96%             N/A                 .06%                1.02%
==================================================================================================================================

(1) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "12b-1 Plan" which is described in the Fund's prospectus.
(2) Figures reflect expenses from the Fund's inception on May 1, 1998 and are annualized. The Adviser agreed in advance to limit Management Fees and make certain payments to reduce Fund expenses so that the Actual Total Annual Expenses did not exceed 1.25% in 1998 for the Mutual Shares Investments Fund. The Adviser is contractually obligated to continue this arrangement. See the Fund prospectus for details.

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:

    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------

Phoenix Research Enhanced Index Series..........................        $ 83            $116            $152            $232
Phoenix-Aberdeen International Series...........................          85             121             160             248
Phoenix-Aberdeen New Asia Series................................         100             166             235             392
Phoenix-Duff & Phelps Real Estate Securities Series.............          85             122             162             251
Phoenix-Engemann Nifty Fifty Series.............................         101             169             238             399
Phoenix-Goodwin Balanced Series.................................          82             112             145             217
Phoenix-Goodwin Growth Series...................................          82             112             146             218
Phoenix-Goodwin Money Market Series.............................          80             108             138             203
Phoenix-Goodwin Multi-Sector Fixed Income Series................          81             111             143             213
Phoenix-Goodwin Strategic Allocation Series.....................          82             112             145             217
Phoenix-Goodwin Strategic Theme Series..........................          85             122             161             249
Phoenix-Hollister Value Equity Series...........................         100             165             233             389
Phoenix-Oakhurst Growth and Income Series.......................          90             136             185             296
Phoenix-Schafer Mid-Cap Value Series............................         103             174             247             416
Phoenix-Seneca Mid-Cap Growth Series............................         103             175             249             419
EAFE[registered trademark] Equity Index Fund(2).................          92             142             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          84             117             N/A             N/A
Federated High Income Bond Fund II(2)...........................          83             115             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         106             184             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          85             123             163             253
Templeton Developing Markets Fund -- Class 2....................          94             149             207             339
Templeton International Fund -- Class 2.........................          86             125             167             262
Templeton Stock Fund -- Class 2.................................          86             126             169             265
Wanger Foreign Forty(1).........................................          90             135             N/A             N/A
Wanger International Small Cap..................................          91             138             189             305
Wanger Twenty(1)................................................          89             132             N/A             N/A
Wanger U.S. Small Cap...........................................          85             123             162             252
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

(2) Inclusion of this Subaccount began on July 15, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 83            $116            $107            $232
Phoenix-Aberdeen International Series...........................          85             121             115             248
Phoenix-Aberdeen New Asia Series................................         100             166             190             392
Phoenix-Duff & Phelps Real Estate Securities Series.............          85             122             117             251
Phoenix-Engemann Nifty Fifty Series.............................         101             169             193             399
Phoenix-Goodwin Balanced Series.................................          82             112             100             217
Phoenix-Goodwin Growth Series...................................          82             112             101             218
Phoenix-Goodwin Money Market Series.............................          80             108              93             203
Phoenix-Goodwin Multi-Sector Fixed Income Series................          81             111              98             213
Phoenix-Goodwin Strategic Allocation Series.....................          82             112             100             217
Phoenix-Goodwin Strategic Theme Series..........................          85             122             116             249
Phoenix-Hollister Value Equity Series...........................         100             165             188             389
Phoenix-Oakhurst Growth and Income Series.......................          90             136             140             296
Phoenix-Schafer Mid-Cap Value Series............................         103             174             202             416
Phoenix-Seneca Mid-Cap Growth Series............................         103             175             204             419
EAFE[registered trademark] Equity Index Fund(2).................          92             142             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          84             117             N/A             N/A
Federated High Income Bond Fund II(2)...........................          83             115             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         106             184             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          85             123             118             253
Templeton Developing Markets Fund -- Class 2....................          94             149             162             339
Templeton International Fund -- Class 2.........................          86             125             122             262
Templeton Stock Fund -- Class 2.................................          86             126             124             265
Wanger Foreign Forty(1).........................................          90             135             N/A             N/A
Wanger International Small Cap..................................          91             138             144             305
Wanger Twenty(1)................................................          89             132             N/A             N/A
Wanger U.S. Small Cap...........................................          85             123             117             252
-----------------------------------------------------------------------------------------------------------------------------------


    If you leave your premiums in the Contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 20            $ 62            $107            $232
Phoenix-Aberdeen International Series...........................          22              67             115             248
Phoenix-Aberdeen New Asia Series................................          37             112             190             392
Phoenix-Duff & Phelps Real Estate Securities Series.............          22              68             117             251
Phoenix-Engemann Nifty Fifty Series.............................          38             115             193             399
Phoenix-Goodwin Balanced Series.................................          19              58             100             217
Phoenix-Goodwin Growth Series...................................          19              58             101             218
Phoenix-Goodwin Money Market Series.............................          17              54              93             203
Phoenix-Goodwin Multi-Sector Fixed Income Series................          18              57              98             213
Phoenix-Goodwin Strategic Allocation Series.....................          19              58             100             217
Phoenix-Goodwin Strategic Theme Series..........................          22              68             116             249
Phoenix-Hollister Value Equity Series...........................          37             111             188             389
Phoenix-Oakhurst Growth and Income Series.......................          27              82             140             296
Phoenix-Schafer Mid-Cap Value Series............................          40             120             202             416
Phoenix-Seneca Mid-Cap Growth Series............................          40             121             204             419
EAFE[registered trademark] Equity Index Fund(2).................          29              88             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          21              63             N/A             N/A
Federated High Income Bond Fund II(2)...........................          20              61             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................          43             130             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          22              69             118             253
Templeton Developing Markets Fund -- Class 2....................          31              95             162             339
Templeton International Fund -- Class 2.........................          23              71             122             262
Templeton Stock Fund -- Class 2.................................          23              72             124             265
Wanger Foreign Forty(1).........................................          27              81             N/A             N/A
Wanger International Small Cap..................................          28              84             144             305
Wanger Twenty(1)................................................          26              78             N/A             N/A
Wanger U.S. Small Cap...........................................          22              69             117             252
-----------------------------------------------------------------------------------------------------------------------------------


(1) Inclusion of this Subaccount began on February 1, 1999.

(2) Inclusion of this Subaccount began on July 15, 1999.

EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:

    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 87            $127            $170            $268
Phoenix-Aberdeen International Series...........................          88             132             178             284
Phoenix-Aberdeen New Asia Series................................         103             176             251             422
Phoenix-Duff & Phelps Real Estate Securities Series.............          89             133             180             287
Phoenix-Engemann Nifty Fifty Series.............................         104             179             255             429
Phoenix-Goodwin Balanced Series.................................          85             123             163             253
Phoenix-Goodwin Growth Series...................................          85             123             163             254
Phoenix-Goodwin Money Market Series.............................          84             119             156             240
Phoenix-Goodwin Multi-Sector Fixed Income Series................          85             122             161             249
Phoenix-Goodwin Strategic Allocation Series.....................          85             123             163             253
Phoenix-Goodwin Strategic Theme Series..........................          88             132             179             285
Phoenix-Hollister Value Equity Series...........................         103             175             249             419
Phoenix-Oakhurst Growth and Income Series.......................          93             146             202             330
Phoenix-Schafer Mid-Cap Value Series............................         106             184             263             445
Phoenix-Seneca Mid-Cap Growth Series............................         106             185             265             448
EAFE[registered trademark] Equity Index Fund(2).................          95             152             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          87             128             N/A             N/A
Federated High Income Bond Fund II(2)...........................          86             126             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         109             194             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          89             133             181             289
Templeton Developing Markets Fund -- Class 2....................          98             159             223             371
Templeton International Fund -- Class 2.........................          90             136             185             296
Templeton Stock Fund -- Class 2.................................          90             137             186             299
Wanger Foreign Forty(1).........................................          93             146             N/A             N/A
Wanger International Small Cap..................................          94             149             206             338
Wanger Twenty(1)................................................          92             143             N/A             N/A
Wanger U.S. Small Cap...........................................          89             133             180             288
-----------------------------------------------------------------------------------------------------------------------------------


    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 87            $127            $125            $268
Phoenix-Aberdeen International Series...........................          88             132             133             284
Phoenix-Aberdeen New Asia Series................................         103             176             206             422
Phoenix-Duff & Phelps Real Estate Securities Series.............          89             133             135             287
Phoenix-Engemann Nifty Fifty Series.............................         104             179             210             429
Phoenix-Goodwin Balanced Series.................................          85             123             118             253
Phoenix-Goodwin Growth Series...................................          85             123             118             254
Phoenix-Goodwin Money Market Series.............................          84             119             111             240
Phoenix-Goodwin Multi-Sector Fixed Income Series................          85             122             116             249
Phoenix-Goodwin Strategic Allocation Series.....................          85             123             118             253
Phoenix-Goodwin Strategic Theme Series..........................          88             132             134             285
Phoenix-Hollister Value Equity Series...........................         103             175             204             419
Phoenix-Oakhurst Growth and Income Series.......................          93             146             157             330
Phoenix-Schafer Mid-Cap Value Series............................         106             184             218             445
Phoenix-Seneca Mid-Cap Growth Series............................         106             185             220             448
EAFE[registered trademark] Equity Index Fund(2).................          95             152             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          87             128             N/A             N/A
Federated High Income Bond Fund II(2)...........................          86             126             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         109             194             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          89             133             136             289
Templeton Developing Markets Fund -- Class 2....................          98             159             178             371
Templeton International Fund -- Class 2.........................          90             136             140             296
Templeton Stock Fund -- Class 2.................................          90             137             141             299
Wanger Foreign Forty(1).........................................          93             146             N/A             N/A
Wanger International Small Cap..................................          94             149             161             338
Wanger Twenty(1)................................................          92             143             N/A             N/A
Wanger U.S. Small Cap...........................................          89             133             135             288
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

(2) Inclusion of this Subaccount began on July 15, 1999.

    If you leave your premiums in the Contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 24            $ 73            $125            $268
Phoenix-Aberdeen International Series...........................          25              78             133             284
Phoenix-Aberdeen New Asia Series................................          40             122             206             422
Phoenix-Duff & Phelps Real Estate Securities Series.............          26              79             135             287
Phoenix-Engemann Nifty Fifty Series.............................          41             125             210             429
Phoenix-Goodwin Balanced Series.................................          22              69             118             253
Phoenix-Goodwin Growth Series...................................          22              69             118             254
Phoenix-Goodwin Money Market Series.............................          21              65             111             240
Phoenix-Goodwin Multi-Sector Fixed Income Series................          22              68             116             249
Phoenix-Goodwin Strategic Allocation Series.....................          22              69             118             253
Phoenix-Goodwin Strategic Theme Series..........................          25              78             134             285
Phoenix-Hollister Value Equity Series...........................          40             121             204             419
Phoenix-Oakhurst Growth and Income Series.......................          30              92             157             330
Phoenix-Schafer Mid-Cap Value Series............................          43             130             218             445
Phoenix-Seneca Mid-Cap Growth Series............................          43             131             220             448
EAFE[registered trademark] Equity Index Fund(2).................          32              98             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          24              74             N/A             N/A
Federated High Income Bond Fund II(2)...........................          23              72             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................          46             140             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          26              79             136             289
Templeton Developing Markets Fund -- Class 2....................          35             105             178             371
Templeton International Fund -- Class 2.........................          27              82             140             296
Templeton Stock Fund -- Class 2.................................          27              83             141             299
Wanger Foreign Forty(1).........................................          30              92             N/A             N/A
Wanger International Small Cap..................................          31              95             161             338
Wanger Twenty(1)................................................          29              89             N/A             N/A
Wanger U.S. Small Cap...........................................          26              79             135             288
-----------------------------------------------------------------------------------------------------------------------------------


EXAMPLES FOR BENEFIT OPTION 3 CONTRACTS:

    If you surrender your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 88            $132            $178             283
Phoenix-Aberdeen International Series...........................          90             136             186             298
Phoenix-Aberdeen New Asia Series................................         105             181             258             435
Phoenix-Duff & Phelps Real Estate Securities Series.............          90             137             187             301
Phoenix-Engemann Nifty Fifty Series.............................         106             183             262             441
Phoenix-Goodwin Balanced Series.................................          87             127             171             269
Phoenix-Goodwin Growth Series...................................          87             128             171             270
Phoenix-Goodwin Money Market Series.............................          86             123             164             255
Phoenix-Goodwin Multi-Sector Fixed Income Series................          86             126             169             265
Phoenix-Goodwin Strategic Allocation Series.....................          87             127             171             269
Phoenix-Goodwin Strategic Theme Series..........................          90             137             186             299
Phoenix-Hollister Value Equity Series...........................         104             180             256             431
Phoenix-Oakhurst Growth and Income Series.......................          95             151             209             344
Phoenix-Schafer Mid-Cap Value Series............................         108             188             270             457
Phoenix-Seneca Mid-Cap Growth Series............................         108             189             272             460
EAFE[registered trademark] Equity Index Fund(2).................          97             156             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          89             132             N/A             N/A
Federated High Income Bond Fund II(2)...........................          88             130             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         111             198             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          90             138             188             303
Templeton Developing Markets Fund -- Class 2....................          99             164             230             384
Templeton International Fund -- Class 2.........................          91             140             192             311
Templeton Stock Fund -- Class 2.................................          91             141             193             314
Wanger Foreign Forty(1).........................................          94             150             N/A             N/A
Wanger International Small Cap..................................          95             153             213             352
Wanger Twenty(1)................................................          93             147             N/A             N/A
Wanger U.S. Small Cap...........................................          90             138             187             302
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

(2) Inclusion of this Subaccount began on July 15, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................        $ 88            $132             133             283
Phoenix-Aberdeen International Series...........................          90             136             141             298
Phoenix-Aberdeen New Asia Series................................         105             181             213             435
Phoenix-Duff & Phelps Real Estate Securities Series.............          90             137             142             301
Phoenix-Engemann Nifty Fifty Series.............................         106             183             217             441
Phoenix-Goodwin Balanced Series.................................          87             127             126             269
Phoenix-Goodwin Growth Series...................................          87             128             126             270
Phoenix-Goodwin Money Market Series.............................          86             123             119             255
Phoenix-Goodwin Multi-Sector Fixed Income Series................          86             126             124             265
Phoenix-Goodwin Strategic Allocation Series.....................          87             127             126             269
Phoenix-Goodwin Strategic Theme Series..........................          90             137             141             299
Phoenix-Hollister Value Equity Series...........................         104             180             211             431
Phoenix-Oakhurst Growth and Income Series.......................          95             151             164             344
Phoenix-Schafer Mid-Cap Value Series............................         108             188             225             457
Phoenix-Seneca Mid-Cap Growth Series............................         108             189             227             460
EAFE[registered trademark] Equity Index Fund(2).................          97             156             N/A             N/A
Federated Fund for U.S. Government Securities II(2).............          89             132             N/A             N/A
Federated High Income Bond Fund II(2)...........................          88             130             N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         111             198             N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................          90             138             143             303
Templeton Developing Markets Fund -- Class 2....................          99             164             185             384
Templeton International Fund -- Class 2.........................          91             140             147             311
Templeton Stock Fund -- Class 2.................................          91             141             148             314
Wanger Foreign Forty(1).........................................          94             150             N/A             N/A
Wanger International Small Cap..................................          95             153             168             352
Wanger Twenty(1)................................................          93             147             N/A             N/A
Wanger U.S. Small Cap...........................................          90             138             142             302
-----------------------------------------------------------------------------------------------------------------------------------


    If you leave your premiums in the Contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................       $ 25             $ 78             $133            $283
Phoenix-Aberdeen International Series...........................         27               82              141             298
Phoenix-Aberdeen New Asia Series................................         42              127              213             435
Phoenix-Duff & Phelps Real Estate Securities Series.............         27               83              142             301
Phoenix-Engemann Nifty Fifty Series.............................         43              129              217             441
Phoenix-Goodwin Balanced Series.................................         24               73              126             269
Phoenix-Goodwin Growth Series...................................         24               74              126             270
Phoenix-Goodwin Money Market Series.............................         23               69              119             255
Phoenix-Goodwin Multi-Sector Fixed Income Series................         23               72              124             265
Phoenix-Goodwin Strategic Allocation Series.....................         24               73              126             269
Phoenix-Goodwin Strategic Theme Series..........................         27               83              141             299
Phoenix-Hollister Value Equity Series...........................         41              126              211             431
Phoenix-Oakhurst Growth and Income Series.......................         32               97              164             344
Phoenix-Schafer Mid-Cap Value Series............................         45              134              225             457
Phoenix-Seneca Mid-Cap Growth Series............................         45              135              227             460
EAFE[registered trademark] Equity Index Fund(2).................         34              102              N/A             N/A
Federated Fund for U.S. Government Securities II(2).............         26               78              N/A             N/A
Federated High Income Bond Fund II(2)...........................         25               76              N/A             N/A
Mutual Shares Investments Fund -- Class 2.......................         48              144              N/A             N/A
Templeton Asset Allocation Fund -- Class 2......................         27               84              143             303
Templeton Developing Markets Fund -- Class 2....................         36              110              185             384
Templeton International Fund -- Class 2.........................         28               86              147             311
Templeton Stock Fund -- Class 2.................................         28               87              148             314
Wanger Foreign Forty(1).........................................         31               96              N/A             N/A
Wanger International Small Cap..................................         32               99              168             352
Wanger Twenty(1)................................................         30               93              N/A             N/A
Wanger U.S. Small Cap...........................................         27               84              142             302
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

(2) Inclusion of this Subaccount began on July 15, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    You should read the following summary along with the detailed information appearing elsewhere in this Prospectus.

OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying Fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please refer to "Appendix B" for a detailed discussion of the GIA.

    You also select a Benefit Option which is suitable in meeting your financial objectives. Each Benefit Option differs in the amount of mortality and expense risk charge, and in how the death benefit is calculated. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]     You may make payments anytime until the Maturity Date.

[diamond]     You can vary the amount and frequency of your payments.

[diamond]     Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]     Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]     Payments are invested in one or more of the Subaccounts, the GIA and the MVA.

[diamond]     Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond]     Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond]     The Contract Value varies with the investment performance of the
              Funds and is not guaranteed.

[diamond]     The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us
              (minimum--3%).

WITHDRAWALS
[diamond]     You may partially or fully surrender the Contract anytime for its
              Contract Value less any applicable surrender charge and premium tax.

[diamond]     During the first Contract Year, you may withdraw up to 10% of the
              Contract Value as of the date of the first partial withdrawal without surrender charges. After that, you can withdraw up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The death benefit is calculated differently under each Benefit Option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond]     No deductions are made from payments.

[diamond]     A deduction for surrender charges may occur when you surrender your Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond]     No deduction for surrender charges is made after the Annuity
              Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond]     If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]     No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond]     A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                 7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------

              [bullet] The total deferred surrender charges on a Contract will never exceed 9% of total premium payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond]     Mortality and expense risk fee--varies based on the Benefit Option selected. See "Charges for Mortality and Expense Risks."

[diamond]     The daily administrative fee--0.125% annually. See "Charges for
              Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]     Premium Taxes--taken from the Contact Value upon annuitization.

              [bullet] PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond]     Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges."

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

BENEFIT OPTIONS
[diamond] The Contract offers three Benefit Options. You select a Benefit Option that best meets your financial needs. Each Benefit Option varies in the method of death benefit calculation and the amount of mortality and expense risk charge.

    The components of each Benefit Option follow:

 =========================================================================
                        OPTION 1           OPTION 2           OPTION 3
 =========================================================================
                       RETURN OF            ANNUAL
    COMPONENT           PREMIUM            STEP-UP           5% ROLL-UP
 -------------------------------------------------------------------------
 Mortality &
 Expense Risk            .825%              1.175%             1.325%
 Fee*
 -------------------------------------------------------------------------

 Death               The greater        The greatest       The greatest
 Benefit** on        of:                of:                of:
 the date of         1. the sum of      1. the sum of        1. the sum of
 death of the           100% of            100% of              100% of
 Annuitant[dagger]      premium            premium              premium
 who has not yet        payments           payments             payments
 attained age           less               less                 less
 80[double dagger]      Adjusted           Adjusted             Adjusted
                        Partial            Partial              Partial
                        Withdrawals        Withdrawals          Withdrawals
                        on the             on the               on the
                        Claim Date;        Claim Date;          Claim Date;
                        or                 or                   or
                     2. the Contract    2. the Contract      2. the Contract
                        Value on           Value on             Value on
                        the Claim          the Claim            the Claim
                        Date               Date; or             Date; or
                                        3. the Annual        3. the Annual
                                           Step-up              Step-up
                                           Amount on            Amount on
                                           the Claim            the Claim
                                           Date.                Date; or
                                                             4. the Annual
                                                                Roll-up
                                                                Amount on
                                                                the Claim
                                                                Date.

 =========================================================================

* See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.

** See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

[dagger] When the Contract Owner is not the Annuitant, the amount of the death benefit is not the same for the Benefit Options shown above. See "The Accumulation Period--Payment Upon Death Before Maturity Date." SERIOUS THOUGHT SHOULD BE GIVEN TO WHETHER BENEFIT OPTIONS 2 AND 3 ARE SUITABLE FOR OWNERS WHO ALSO ARE NOT THE ANNUITANT.

[double dagger] After the Annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals the Contract Value on the Claim Date.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial premium payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

VARIATIONS
    The Contract is subject to laws and regulations in every state where the Contract is sold. Therefore, the terms of the Contract may vary from state to state.

                        PHL VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES
               (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING
                        THROUGHOUT THE INDICATED PERIOD)

    The Subaccounts commenced operations as of the date of this Prospectus; therefore, data for these Subaccounts is not yet available.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the Subaccounts, GIA or MVA.


PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------
    We are a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Our executive office is located at One American Row, Hartford, Connecticut 06102 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981. PHL Variable sells variable annuity contracts through its own field force of agents and through brokers.

    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the Contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND

    Certain Subaccounts invest in corresponding Series of The Phoenix Edge Series Fund. The following Series are currently available:


    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.


BT INSURANCE FUNDS TRUST
    A certain Subaccount invests in a corresponding Series of the BT Insurance Funds Trust. The following Series is currently available:

    EAFE[registered trademark] EQUITY INDEX FUND: The Series seeks to match the performance of the Morgan Stanley Capital International EAFE[registered trademark] Index ("EAFE[registered trademark] Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The Series invests in a statistically selected sample of the securities found in the EAFE[registered trademark] Index.

FEDERATED INSURANCE SERIES
    Certain Subaccounts invest in corresponding Series of the Federated Insurance Series. The following Series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the Series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the Series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.


TEMPLETON VARIABLE PRODUCTS SERIES FUND

    Certain Subaccounts invest in Class 2 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available:

    MUTUAL SHARES INVESTMENTS FUND: The primary investment objective of the Series is capital appreciation with income as a secondary objective. The Mutual Shares Investments Series invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET ALLOCATION FUND: The investment objective of the Series is a high level of total return. The Templeton Asset Allocation Series invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS FUND: The investment objective of the Series is long-term capital appreciation. The Templeton Developing Markets Series invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL FUND: The investment objective of the Series is long-term capital. The Templeton International Series invests primarily in stocks of companies located outside the United States, including emerging markets. Any income realized will be incidental. It also may invest in debt securities of governments and companies located anywhere in the world.

    TEMPLETON STOCK FUND: The investment objective of the Series is long-term capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.


WANGER ADVISORS TRUST

    Certain Subaccounts invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.


    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.


    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither we nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISERS

    Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisers for the following Series:

[diamond]   J.P. Morgan Investment Management, Inc.
            [bullet]  Phoenix Research Enhanced Index Series

[diamond]   Roger Engemann & Associates, Inc. ("Engemann")
            [bullet]  Phoenix-Engemann Nifty Fifty Series

[diamond]   Seneca Capital Management, LLC ("Seneca")
            [bullet]  Phoenix-Seneca Mid-Cap Growth Series

[diamond]   Schafer Capital Management, Inc.
            [bullet]  Phoenix-Schafer Mid-Cap Value Series


    The investment adviser to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    The other investment advisers are:


[diamond]   Bankers Trust Company
            [bullet]  EAFE[registered trademark] Equity Index Fund

[diamond]   Federated Investment Management Company
            [bullet]  Federated Fund for U.S. Government Securities II
            [bullet]  Federated High Income Bond Fund II

[diamond]   Templeton Investment Counsel, Inc.
            [bullet]  Templeton Asset Allocation Fund
            [bullet]  Templeton International Fund
            [bullet]  Templeton Stock Fund

[diamond]   Templeton Asset Management, Ltd.
            [bullet]  Templeton Developing Markets Fund

[diamond]   Franklin Mutual Advisers, LLC
            [bullet]  Mutual Shares Investments Fund

[diamond]   Wanger Asset Management, L.P.
            [bullet]  Wanger Foreign Forty
            [bullet]  Wanger International Small Cap
            [bullet]  Wanger Twenty
            [bullet]  Wanger U.S. Small Cap


SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account of PHL Variable. The MVA is more fully described in a separate prospectus.

    For additional information concerning the Funds and the MVA, please see the accompanying Prospectuses, which should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond]     Non-qualified plans--$1,000

[diamond]     Individual Retirement Annuity--$1,000

[diamond]     Bank draft program--$25
              [bullet]  You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a Contract must be at least $25.

[diamond]     Qualified plans--$1,000 annually
              [bullet]  If Contracts are purchased in connection with
                        tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount, GIA or MVA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a Contract. Factors in determining qualifications for any such reduction includes:

    (1)  the make-up and size of the prospective group;

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX

    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on Contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the Contract, the Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.


SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

=============================================================
Percent               7%   7%   6%   6%   5%   4%   3%   0%
-------------------------------------------------------------
Age of Payment in     0    1    2    3    4    5    6    7+
Complete Years
=============================================================

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each Subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the Subaccounts and varies based on the Benefit Option you selected. The charge under each Benefit Option is equal, on an annual basis to the following percentages:

  -----------------------------------------------------------
   OPTION 1 - RETURN  OPTION 2 - ANNUAL     OPTION 3 - 5%
      OF PREMIUM           STEP-UP             ROLL-UP
  -----------------------------------------------------------
        0.825%              1.175%             1.325%
  -----------------------------------------------------------

    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the Owner or other payee for as long as the Annuitant lives according to the annuity tables and other provisions of the Contract

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

ADMINISTRATIVE FEE
    We make a daily deduction from Account Value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the Subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the Contracts.

    The maximum administrative maintenance charge under a Contract is $35. This charge is deducted annually on the Contract anniversary date. It is deducted on a pro rata basis from the Subaccounts, GIA or MVA in which you have an interest. If you fully surrender your Contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

REDUCTION OR ELIMINATION OF CHARGES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge when sales of the Contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2)  the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the accompanying MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts, the GIA or MVA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts, the GIA or MVA by calling VPO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Systematic Transfer Program, you must notify VPO at 800/541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the accompanying MVA prospectus for more information.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each Contract year. However, you will be permitted at least six transfers during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B. See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.


    Currently, Contracts in the annuity period are not able to make transfers between Subaccounts.


SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]     The Contract Value is zero; or

[diamond]     The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options)

    PHL Variable will notify you in writing that the Contract has lapsed.


PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond]     Who Receives Payment

              [bullet]  DEATH OF AN OWNER/ANNUITANT
                             If the Owner/Annuitant dies before the Contract
                        Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

              [bullet]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
                             If the Owner and the Annuitant are not the same and
                        the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

              [bullet]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
                             If the spousal beneficiary continues the Contract
                        at the death of the an Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant. The Benefit Option in effect at the death of an Owner/Annuitant or an Owner will also apply to the spousal beneficiary.

              [bullet]  CONTINGENT ANNUITANT CONTRACT CONTINUANCE
                             Upon the death of the Annuitant who is not the
                        Owner provided a contingent Annuitant was named prior to the death of the Annuitant the contract will continue with the contingent Annuitant becoming the Annuitant. The Benefit Option in effect at the death of the Annuitant will also apply to the contingent Annuitant.

              [bullet]  QUALIFIED CONTRACTS
                             Under Qualified Contracts, the death benefit is
                        paid at the death of the participant who is the Annuitant under the Contract.

                             Death benefit payments must satisfy distribution
                        rules (See "Qualified Plans" for a detailed discussion.)

              [bullet]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
                             If the Owner is not an individual, the death of the
                        Annuitant is treated as the death of the Owner.

[diamond]     Payment Amount

              Upon the Death of the Annuitant or Owner/Annuitant who has not yet Reached Age 80:

              [bullet]  OPTION 1--RETURN OF PREMIUM
                             The death benefit payable will be the greater of:

                        a)   100% of payments, less Adjusted Partial
                             Withdrawals; and

                        b)   the Contract Value on the Claim Date.

              [bullet]  OPTION 2--ANNUAL STEP-UP
                            The death payable will be the greatest of:

                        a)   100% of payments, less Adjusted Partial
                             Withdrawals; or

                        b)   the Contract Value on the Claim Date; and

                        c)   the Annual Step-up Amount on the Claim Date.

              [bullet]  OPTION 3--5% ROLL-UP
                             The death benefit payable will be the greatest of:

                        a)   100% of payments, less Adjusted Partial
                             Withdrawals; or

                        b)   the Contract Value on the Claim Date; or

                        c)   the Annual Step-up Amount on the Claim Date; and

                        d)   the Annual Roll-up Amount on the Claim Date.

    After the Annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals the Contract Value (no surrender charge is imposed) on the Claim Date.

    BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE CONTRACT VALUE, AN ANNUITANT WHO IS NEARING AGE 80 SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCE.

[diamond]     DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

              Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

              [bullet] 100% of payments, less withdrawals; and [bullet] the Contract Value on the Claim Date.

              Because the death benefit in this situation equals the greater of premiums paid and the Contract Value, an Owner who is not the Annuitant should seriously consider whether Benefit Options 2 or 3 are suitable for their circumstances.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the Annuitant and joint annuitant if any, the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen.
No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment.

    If you elect the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified
Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]     55% in any 1 investment

[diamond]     70% in any 2 investments

[diamond]     80% in any 3 investments

[diamond]     90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.


QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell PHL Variable annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company. PEPCO is an indirect, majority owned subsidiary of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements


    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at 800/541-0171.

APPENDIX A-1

PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 1(1)
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

==================================================================================================================================

                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1,3,4)
==================================================================================================================================
                                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
==================================================================================================================================

Phoenix Research Enhanced Index Series                          7/15/97        23.94%       N/A          N/A           20.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90         20.24%      11.58%        N/A            9.82%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                9/17/96       -11.49%       N/A          N/A          -20.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95        -27.01%       N/A          N/A            9.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                             3/2/98          N/A         N/A          N/A           18.98%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                                 5/1/92         11.40%      11.52%        N/A           11.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                                   1/1/83         22.29%      17.02%       18.95%         18.03%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/10/82        -2.38%       3.18%        4.31%          5.21%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                1/1/83        -11.20%       5.17%        8.12%          8.87%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                     9/17/84        13.16%      11.44%       12.89%         12.53%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                          1/29/96        36.82%       N/A          N/A           21.30%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                           3/2/98          N/A         N/A          N/A            3.64%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98          N/A         N/A          N/A           13.23%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                            3/2/98          N/A         N/A          N/A          -17.61%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98          N/A         N/A          N/A           14.52%
----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund Series            8/22/97         13.97%       N/A          N/A            4.05%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                3/28/94         0.16%       N/A          N/A            7.60%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              3/1/95         -4.75%       N/A          N/A            4.70%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)                    5/1/98          N/A         N/A          N/A           -3.88%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)                  11/28/88        -1.38%       9.70%       10.72%         10.63%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)                 9/15/96       -26.88%       N/A          N/A          -25.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)                      5/1/92          1.57%       9.57%        N/A           12.19%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                             11/4/88         -6.43%       9.20%       10.78%         10.49%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                            2/1/99          N/A         N/A          N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95          8.76%       N/A          N/A           19.19%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                   2/1/99          N/A         N/A          N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                           5/1/95          1.18%       N/A          N/A           24.69%
==================================================================================================================================

(1) The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate series adjusted for Big Edge Choice II with Benefit Option 1 charges had the subaccount started on the inception date of the appropriate series.
(4) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Big Edge Choice II Cafeteria Death Option 1 subaccounts. Percent change does not include the effect of the surrender charges or annual administrative fees.

                             ANNUAL TOTAL RETURN(1,3)

=========================================================================================================
                                            1983   1984    1985    1986   1987    1988   1989    1990
=========================================================================================================

Phoenix Research Enhanced Index Series       N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                            N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series               31.64%   9.62%  33.65% 19.33%   5.92%  2.93% 34.91%    3.06%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series          7.35%   9.18%   7.01%  5.50%   5.50%  6.44%  8.17%    7.20%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                       5.00%  10.29%  19.47% 18.16%   0.13%  9.44%  7.21%    4.22%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  N/A    N/A     26.14% 14.59%  11.49%  1.37% 18.77%    4.76%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity
Index Fund                                   N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund --
Class 2(2)                                   N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund --
Class 2(2)                                   N/A    N/A     N/A     N/A    N/A     N/A   11.96%   -9.08%
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund --
Class 2(2)                                   N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Templeton International Fund --
Class 2(2)                                   N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)           N/A    N/A     N/A     N/A    N/A     N/A   13.31%  -12.12%

---------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
---------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A
=========================================================================================================


                             ANNUAL TOTAL RETURN(1,3)

===========================================================================================================
                                            1991    1992    1993    1994   1995    1996    1997      1998
===========================================================================================================

Phoenix Research Enhanced Index Series       N/A     N/A     N/A     N/A    N/A     N/A     N/A     30.45%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        18.60% -13.66%  37.16% -0.89%   8.56% 17.53%   10.99%  26.73%
-----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A     N/A     N/A     N/A    N/A     N/A    -33.05%  -5.35%
-----------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                            N/A     N/A     N/A     N/A    N/A    31.86%   20.91% -21.95%
-----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A     N/A      7.59% -3.76%  22.18%  9.52%   16.83%  17.90%
-----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                41.40%   9.25%  18.57%  0.51%  29.65% 11.52%   19.94%  28.79%
-----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           4.98%   2.59%   1.90%  2.86%   4.70%  4.03%    4.19%   4.10%
-----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                       18.46%   9.03%  14.83% -6.38%  22.38% 11.35%   10.04%  -5.06%
-----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  28.10%   9.61%   9.96% -2.33%  17.09%  8.02%   19.60%  19.66%
-----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A     N/A     N/A     N/A    N/A     N/A     16.06%  43.35%
-----------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity
Index Fund                                   N/A     N/A     N/A     N/A    N/A     N/A     N/A     20.46%
-----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                N/A     N/A     N/A     0.00%   7.74%  3.21%    7.55%   6.64%
-----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A     N/A     N/A     0.00%  19.24% 13.22%   12.76%   1.73%
-----------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund --
Class 2(2)                                   N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund --
Class 2(2)                                   26.23%   6.81%  24.68% -4.14%  21.11% 17.46%   14.18%   5.10%
-----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund --
Class 2(2)                                   N/A     N/A     N/A     N/A    N/A     N/A    -30.06% -21.79%
-----------------------------------------------------------------------------------------------------------
Templeton International Fund --
Class 2(2)                                   N/A     N/A     45.08% -3.78%  13.97% 22.12%   12.44%   8.05%
-----------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)           26.03%   5.86%  32.48% -3.39%  23.78% 20.98%   10.54%   0.03%

-----------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                         N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A     N/A     N/A     N/A    N/A    30.78%   -2.39%  15.24%
-----------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A     N/A     N/A     N/A    N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A     N/A     N/A     N/A    N/A    45.23%   28.20%   7.66%
===========================================================================================================

    1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
    2 Because Class 2 shares were not offered until May 1, 1997 (November 10,
      1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
    3 Performance data quoted represents the investment return of the appropriate series adjusted for Big Edge Choice II with Benefit Option 1 charges had the subaccount started on the inception date of the appropriate series.


          THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

     Example:
     Value of hypothetical pre-existing account with
     exactly one
       unit at the beginning of the period:..............    2.321348
     Value of the same account (excluding capital
     changes) at the
       end of the 7-day period:..........................    2.322703
     Calculation:
       Ending account value..............................    2.322703
       Less beginning account value......................    2.321348
       Net change in account value.......................    0.001355
     Base period return:
       (adjusted change/beginning account value)......... 0.000583713
     Current yield = return x (365/7) =..................       3.04%
     Effective yield = [(1 + return)(365/7)] -1 =........       3.09%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-2

PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 21
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

==================================================================================================================================

                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1,3,4)
==================================================================================================================================
                                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
==================================================================================================================================
Phoenix Research Enhanced Index Series                          7/15/97       23.49%        N/A          N/A          19.70%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90        19.80%       11.18%        N/A           9.43%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                9/17/96      -11.80%        N/A          N/A         -20.55%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95       -27.27%        N/A          N/A           9.12%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                             3/2/98         N/A          N/A          N/A          18.61%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                                 5/1/92        10.99%       11.12%        N/A          10.83%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                                   1/1/83        21.84%       16.60%       18.53%        17.62%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/10/82       -2.74%        2.81%        3.94%         4.84%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                1/1/83       -11.51%        4.79%        7.74%         8.49%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                     9/17/84       12.74%       11.04%       12.50%        12.14%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                          1/29/96       36.32%        N/A          N/A          20.86%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                           3/2/98         N/A          N/A          N/A           3.32%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98         N/A          N/A          N/A          12.89%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                            3/2/98         N/A          N/A          N/A         -17.85%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98         N/A          N/A          N/A          14.17%
----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund Series            8/22/97        13.55%        N/A          N/A           3.67%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                3/28/94       -0.21%        N/A          N/A           4.32%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              3/1/94        -5.10%        N/A          N/A           7.21%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)                    5/1/98         N/A          N/A          N/A          -3.94%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)                  11/28/88       -1.75%       9.31%        10.33%        10.24%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)                 9/15/96      -27.14%        N/A          N/A         -25.39%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)                      5/1/92         1.19%       9.18%         N/A          11.80%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                             11/4/88        -6.76%       8.81%        10.39%        10.10%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                            2/1/99         N/A          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95         8.35%        N/A          N/A          18.76%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                   2/1/99         N/A          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                           5/1/95         0.81%        N/A          N/A          24.25%
==================================================================================================================================

(1) The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate series adjusted for Big Edge Choice II with Benefit Option 2 charges had the subaccount started on the inception date of the appropriate series.
(4) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Big Edge Choice II Cafeteria Death Option 2 subaccounts. Percent change does not include the effect of the surrender charges or annual administrative fees.

                            ANNUAL TOTAL RETURN(1,3)

======================================================================================================
                                            1983    1984   1985   1986    1987   1988   1989    1990
======================================================================================================

Phoenix Research Enhanced Index Series       N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                            N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series               31.19%  9.24%  33.18% 18.92%   5.55% 2.57%  34.44    2.70%
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series          6.97%  8.80%   6.63%  5.13%   5.13% 6.06%   7.79%   6.82%
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                       4.64%  9.90%  19.05% 17.75%  -0.22% 9.06%   6.84%   3.86%
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation
Series                                       N/A     N/A   25.70% 14.19%  11.10% 1.02%  18.36%   4.40%
------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity
Index Fund                                   N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund --
Class 2(2)                                   N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund --
Class 2(2)                                   N/A     N/A    N/A    N/A     N/A    N/A   11.57%  -9.40%
------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund --
Class 2(2)                                   N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Templeton International Fund --
Class 2(2)                                   N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)           N/A     N/A    N/A    N/A     N/A    N/A   12.92% -12.43%

------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                         N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A     N/A    N/A    N/A     N/A    N/A    N/A     N/A
======================================================================================================


                             ANNUAL TOTAL RETURN(1,3)

==========================================================================================================
                                              1991    1992    1993   1994   1995   1996    1997     1998
==========================================================================================================

Phoenix Research Enhanced Index Series         N/A     N/A     N/A    N/A    N/A    N/A     N/A     29.99%
----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        18.19%  -13.96% 36.68% -1.23%   8.18%  17.12%  10.60%  26.29%
----------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series               N/A     N/A     N/A    N/A    N/A     N/A   -33.28%  -5.68%
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                              N/A     N/A     N/A    N/A    N/A    31.39%  20.49% -22.22%
----------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series            N/A     N/A     N/A    N/A    N/A     N/A      N/A    N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                N/A     N/A     7.21% -4.09% 21.76%   9.13%  16.42%  17.48%
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                40.90%    8.87%  18.16%  0.16% 29.20%  11.13%  19.53%  28.34%
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           4.61%    2.23%   1.55%  2.50%  4.34%   3.66%   3.83%   3.74%
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                       18.05%    8.65%  14.43% -6.71% 21.95%  10.96%   9.65%  -5.39%
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation
Series                                       27.65%    9.23%   9.58% -2.68% 16.68%   7.64%  19.18%  19.24%
----------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series         N/A     N/A     N/A    N/A    N/A     N/A    15.66%  42.85%
----------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series          N/A     N/A     N/A    N/A    N/A     N/A      N/A    N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series      N/A     N/A     N/A    N/A    N/A     N/A      N/A    N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series           N/A     N/A     N/A    N/A    N/A     N/A      N/A    N/A
----------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series           N/A     N/A     N/A    N/A    N/A     N/A      N/A    N/A
----------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity
Index Fund                                     N/A     N/A     N/A    N/A    N/A     N/A      N/A   20.04%
----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                  N/A     N/A     N/A    0.00%  7.37%   2.85%   7.18%   6.27%
----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             N/A     N/A     N/A    0.00% 18.83%  12.83%  12.36%   1.37%
----------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund --
Class 2(2)                                     N/A     N/A     N/A    N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund --
Class 2(2)                                   25.79%    6.44%  24.24% -4.48% 20.69%  17.05%  13.78%   4.73%
----------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund --
Class 2(2)                                     N/A     N/A     N/A    N/A    N/A     N/A   -30.31% -22.07%
----------------------------------------------------------------------------------------------------------
Templeton International Fund --
Class 2(2)                                     N/A     N/A    44.58% -4.11% 13.57%  21.69%  12.05%   7.67%
----------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)           25.59%    5.49%  32.02% -3.73% 23.35%  20.56%  10.16%  -0.32%

----------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                           N/A     N/A     N/A    N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 N/A     N/A     N/A    N/A    N/A    30.32%  -2.74%  14.83%
----------------------------------------------------------------------------------------------------------
Wanger Twenty                                  N/A     N/A     N/A    N/A    N/A     N/A     N/A     N/A
----------------------------------------------------------------------------------------------------------
Wanger US Small Cap                            N/A     N/A     N/A    N/A    N/A    44.72%  27.76%   7.29%
==========================================================================================================

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.

(3) Performance data quoted represents the investment return of the appropriate series adjusted for Big Edge Choice II with Benefit Option 2 charges had the subaccount started on the inception date of the appropriate series.



        THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF
FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

     Example:
     Value of hypothetical pre-existing account with
     exactly one
       unit at the beginning of the period:..............    2.193444
     Value of the same account (excluding capital
     changes) at the
       end of the 7-day period:..........................    2.194577
     Calculation:
       Ending account value..............................    2.194577
       Less beginning account value......................    2.193444
       Net change in account value.......................    0.001133
     Base period return:
       (adjusted change/beginning account value)......... 0.000516539
     Current yield = return x (365/7) =..................       2.69%
     Effective yield = [(1 + return)(365/7)] -1 =........       2.73%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-3

PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 3(1)
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

==================================================================================================================================

                            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1,3,4)
==================================================================================================================================
                                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
==================================================================================================================================
Phoenix Research Enhanced Index Series                          7/15/97        23.30%       N/A          N/A           19.52%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                           5/1/90         19.61%      11.01%        N/A            9.27%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                9/17/96       -11.93%       N/A          N/A          -20.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series             5/1/95        -27.38%       N/A          N/A            8.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                             3/2/98         N/A          N/A          N/A           18.46%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                                 5/1/92         10.81%      10.95%        N/A           10.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                                   1/1/83         21.65%      16.42%       18.36%         17.44%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/10/82        -2.89%       2.65%        3.79%          4.68%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                1/1/83        -11.64%       4.63%        7.58%          8.33%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                     9/17/84        12.56%      10.87%       12.33%         11.97%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                          1/29/96        36.11%       N/A          N/A           20.67%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                           3/2/98         N/A          N/A          N/A            3.19%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                       3/2/98         N/A          N/A          N/A           12.74%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                            3/2/98         N/A          N/A          N/A          -17.95%
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                            3/2/98         N/A          N/A          N/A           14.01%
----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund Series            8/22/97        13.37%        N/A          N/A            3.50%
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                3/28/94        -0.37%       N/A          N/A            4.16%
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                              3/1/94         -5.25%       N/A          N/A            7.05%
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)                     5/1/98         N/A          N/A          N/A           -3.96%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2)                   11/28/88        -1.90%       9.14%       10.16%         10.08%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class 2(2)                  9/15/96       -27.24%       N/A          N/A          -25.51%
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund-- Class 2(2)                       5/1/92          1.03%       9.01%        N/A           11.63%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2)                               11/4/88        -6.90%       8.64%       10.23%          9.93%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                            2/1/99         N/A          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                  5/1/95          8.18%       N/A          N/A           18.58%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                   2/1/99         N/A          N/A          N/A           N/A
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                           5/1/95          0.65%       N/A          N/A           24.06%
==================================================================================================================================

(1) The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate series adjusted for Big Edge Choice II with Benefit Option 3 charges had the subaccount started on the inception date of the appropriate series.
(4) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Big Edge Choice II Cafeteria Death Option 3 subaccounts. Percent change does not include the effect of the surrender charges or annual administrative fees.

                            ANNUAL TOTAL RETURN(1,3)

=========================================================================================================
                                            1983   1984    1985   1986    1987   1988    1989    1990
=========================================================================================================

Phoenix Research Enhanced Index Series       N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                            N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series               30.99% 9.07%   32.98% 18.74%   5.39%  2.42%  34.23%   2.54%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series         6.82%  8.63%    6.47%  4.98%   4.97%  5.90%   7.63%   6.66%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                      4.48%  9.74%   18.87% 17.56%  -0.37%  8.90%   6.68%   3.70%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation
Series                                       N/A    N/A    25.51% 14.02%  10.94%  0.87%  18.18%   4.24%
---------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index
Fund Series                                  N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund --
Class 2(2)                                   N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund --
Class 2(2)                                   N/A    N/A     N/A    N/A     N/A    N/A    11.40%  -9.54%
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund --
Class 2(2)                                   N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Templeton International Fund --
Class 2(2)                                   N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)           N/A    N/A     N/A    N/A     N/A    N/A    12.75% -12.56%
---------------------------------------------------------------------------------------------------------

Wanger Foreign Forty                         N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
---------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A    N/A     N/A    N/A     N/A    N/A     N/A     N/A
=========================================================================================================


                            ANNUAL TOTAL RETURN(1,3)

=============================================================================================================
                                              1991    1992    1993    1994    1995    1996    1997    1998
=============================================================================================================

Phoenix Research Enhanced Index Series         N/A     N/A     N/A     N/A     N/A     N/A     N/A    29.80%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         18.01% -14.09%  36.47%  -1.38%   8.02%  16.94%  10.44%  26.10%
-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series               N/A     N/A     N/A     N/A     N/A     N/A   -33.38%  -5.83%
-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
Securities Series                              N/A     N/A     N/A     N/A     N/A    31.20%  20.31% -22.34%
-------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series            N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                N/A     N/A     7.05%  -4.23%  21.58%   8.97%   6.25%  17.31%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                 40.69%   8.71%  17.98%   0.01%   29.01% 10.96%  19.35%  28.15%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series            4.45%   2.08%   1.40%   2.35%    4.18%  3.51%   3.67%   3.58%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income
Series                                        17.87%   8.49%  14.25%  -6.85%  21.77%  10.79%   9.49%  -5.53%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation
Series                                        27.46%   9.06%   9.41%  -2.82%  16.51%   7.48%  19.01%  19.06%
-------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series         N/A     N/A     N/A     N/A     N/A     N/A   15.48%   42.64%
-------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series          N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series      N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series           N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series           N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
EAFE[registered trademark]Equity Index
Fund Series                                    N/A     N/A     N/A     N/A     N/A     N/A     N/A    19.86%
-------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II                                  N/A     N/A     N/A     0.00%   7.21%   2.69%   7.02%   6.11%
-------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II             N/A     N/A     N/A     0.00%  18.65%  12.65%  12.19%   1.22%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund --
Class 2(2)                                     N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund --
Class 2(2)                                    25.60%   6.28%  24.06%  -4.62%  20.51%  16.87%  13.61%   4.57%
-------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund --
Class 2(2)                                     N/A     N/A     N/A     N/A     N/A     N/A   -30.41% -22.18%
-------------------------------------------------------------------------------------------------------------
Templeton International Fund --
Class 2(2)                                     N/A     N/A    44.36%  -4.26%  13.40%  21.51%  11.88%   7.51%
-------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)            25.40%   5.33%  31.82%  -3.87%  23.17%  20.37%   9.99%  -0.47%
-------------------------------------------------------------------------------------------------------------

Wanger Foreign Forty                           N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                 N/A     N/A     N/A     N/A     N/A    30.12%  -2.88%  14.66%
-------------------------------------------------------------------------------------------------------------
Wanger Twenty                                  N/A     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                            N/A     N/A     N/A     N/A     N/A    44.50%  27.57%   7.12%
=============================================================================================================

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
(2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Investments), performance shown for periods prior to that date represent the historical results of Class 1 shares. Performance since that date reflect Class 2's high annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
(3) Performance data quoted represents the investment return of the appropriate series adjusted for Big Edge Choice II with Benefit Option 3 charges had the subaccount started on the inception date of the appropriate series.



          THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.


    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

     Example:
     Value of hypothetical pre-existing account with
     exactly one
       unit at the beginning of the period:..............    2.140753
     Value of the same account (excluding capital
     changes) at the
       end of the 7-day period:..........................    2.141798
     Calculation:
       Ending account value..............................    2.141798
       Less beginning account value......................    2.140753
       Net change in account value.......................    0.001045
     Base period return:
       (adjusted change/beginning account value)......... 0.000488146
     Current yield = return x (365/7) =..................       2.55%
     Effective yield = [(1 + return)(365/7)] -1 =........       2.58%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of PHL Variable Insurance Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of PHL Variable Insurance Company other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. PHL Variable will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between PHL Variable and the Contracts participating in the General Account, in accordance with the terms of such Contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. PHL Variable assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, PHL Variable guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to PHL Variable includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of PHL Variable. However, PHL Variable guarantees that it will credit interest at a rate of not less than 3% per year compounded annually, to amounts allocated to the GIA. PHL Variable may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, PHL Variable will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by PHL Variable based on information as to expected investment yields. Some of the factors that PHL Variable may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHL VARIABLE AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    PHL Variable is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in PHL Variable's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.

    Excess interest, if any, will be credited on the GIA Contract Value. PHL Variable guarantees that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which PHL Variable may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

    YEAR ONE: 25%    YEAR TWO: 33%    YEAR THREE: 50%    YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR STATE PREMIUM TAXES QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                      PURCHASE(1)       ANNUITIZATION        NON-QUALIFIED      QUALIFIED

California ..........................................                             X                   2.35%            0.50%

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

NOTE: The above premium tax deduction rates are as of January 1, 1999. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                   VERSION A
            BIG EDGE CHOICE [registered trademark] VARIABLE ANNUITY

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

                                                                     [VERSION A]

                         PHL VARIABLE INSURANCE COMPANY

HOME OFFICE:                                          PHOENIX VARIABLE PRODUCTS
One American Row                                      MAIL OPERATIONS ("VPMO"):
Hartford, Connecticut                                             P.O. Box 8027
                                               Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT


                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 15, 1999

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 1999, as supplemented July 15, 1999, which is available without charge by contacting PHL Variable Insurance Company at the above address or at the above telephone number.



                                TABLE OF CONTENTS
                                -----------------
                                                                            PAGE
                                                                            ----
Underwriter................................................................  B-2

Calculation of Yield and Return............................................  B-2

Calculation of Annuity Payments ...........................................  B-3

Year 2000 Issue............................................................  B-4

Experts ...................................................................  B-4

Financial Statements.......................................................  B-5

UNDERWRITER
--------------------------------------------------------------------------------
    The offering of Contracts is made on a continuous basis by PEPCO, an affiliate of PHL Variable. For sales of Contracts, during the fiscal years ended December 31, 1996, 1997 and 1998, PEPCO was paid $7,750,042, $11,883,955 and
$12,611,281, respectively, and retained $0.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a 7-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. A mortality and expense risk charge of 1.25% (approximately 0.40% for mortality and 0.85% for expense) and a daily administrative fee of 0.125% are reflected.

    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, excluding the maximum annual administrative fee.

Example:

The following is an example of this yield calculation for the Money Market Subaccount based on a 7-day period ending December 31, 1998

Value of hypothetical pre-existing account with exactly one
unit at the beginning of the period:............................        1.130463
Value of the same account (excluding capital changes) at
the end of the 7-day period:....................................        1.131041
Calculation:
   Ending account value.........................................        1.131041
   Less beginning account value.................................        1.130463
   Net change in account value..................................        0.000578
Base period return:
   (adjusted change/beginning account value)....................        0.000511
Current yield = return x (365/7) =..............................           2.67%
Effective yield = [(1 + return)(365/7)] -1 =....................           2.70%


    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    Calculation of Total Return. As summarized in the Prospectus under the heading, "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered and is computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return used herein includes four steps: (1) assuming a hypothetical $1,000 initial investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any recurring fees and any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least ten years.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may, from time to time, include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives as Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield may also be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

    The manner in which total return and yield will be calculated is described above.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Contract Value on the Maturity Date automatically will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the beneficiary.

    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, PHL Variable Insurance Company shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. PHL Variable Insurance Company will also have the right to change the annuity payment frequency to annually if the monthly annuity payment would otherwise be less than $20.

    Under the Variable Payment Life Annuity with 10-Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the 10-Year Period Certain starting with the date the first payment is due.

    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2040 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 4 1/2%. The actual payments will be based on the monthly payment rate PHL Variable Insurance Company is using when the first payment is due. They will not be less than those shown in the Variable Income Table.

                              VARIABLE INCOME TABLE
    Minimum monthly payment rate for first payment for each $1,000 applied based on 4 1/2% assumed investment return.

    ADJUSTED AGE*              MALE                FEMALE
    -------------              ----                ------
         40                   $4.15                $4.02
         45                    4.29                 4.12
         50                    4.40                 4.27
         55                    4.73                 4.46
         60                    5.06                 4.71
         65                    5.51                 5.05
         70                    6.08                 5.52
         75                    6.79                 6.17
         80                    7.65                 6.99
         85                    8.57                 7.98
    * Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.

    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Subaccount are multiplied by the rates PHL Variable Insurance Company is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Subaccount.

    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Subaccount with assets under the Variable Payment Option by the Annuity Unit Value for each Subaccount on the Payment Calculation Date that applies. The number of Annuity Units in each Subaccount with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Subaccount divided by the Annuity Unit Value for that Subaccount on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Subaccount.

    All Annuity Unit Values in each Subaccount were set at $1.000000 on the first Valuation Date selected by PHL Variable Insurance Company. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Subaccount for the Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date. The assumed investment return of 4 1/2% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Subaccount will depend on the relationship between the assumed investment return and the actual investment performance of the Subaccount. If a 4 1/2% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.

    No partial or full surrenders, withdrawals, transfers or additional premium payments may be made with respect to any assets held under Variable Payment Options I and J. Although no transfers or additional premium payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.

    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the GIA. For each Contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of PHL Variable Insurance Company's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table projected to 1985 at Projection Scale B. An interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year period under Option F and for Option E; an interest rate of 3-1/4 for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Option B and D. Under Options G and H the guaranteed interest rate is 3%. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.


YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. PHL Variable believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.


    PHL Variable's ultimate parent, Phoenix Home Life Mutual Insurance Company ("Phoenix") has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and pursued a number of strategies to address the issue, including:


    [diamond] upgrading systems with compliant versions;

    [diamond] developing or acquiring new systems to replace those that are obsolete;

    [diamond] repairing existing systems by converting code or hardware;


    [diamond] and preparing contingency plans to address difficulties that may arise.

    Based on our current assessments, those computer systems deemed critical to customer service and business continuity are compliant. Testing will continue through 1999. Additionally, Phoenix has obtained Year 2000 assurances from our business partners.

    THE BOTTOM LINE IS THAT PHOENIX WILL BE BOTH READY AND TESTED FOR THE NEW MILLENNIUM.

    More details about our Year 2000 program are available on our Web site, www.phl.com.



EXPERTS
--------------------------------------------------------------------------------
    The financial statements of PHL Variable Insurance Company and the Account have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report is set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by PHL Variable from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 1998

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $55,114,888       $211,320,119       $ 67,158,789
                                                                             ===========       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............       $55,114,888       $249,896,777       $ 60,247,914
                                                                             -----------       ------------       ------------
      Total assets....................................................        55,114,888        249,896,777         60,247,914
LIABILITIES
   Accrued expenses to related party..................................            62,321            268,314             69,525
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $55,052,567       $249,628,463       $ 60,178,389
                                                                             ===========       ============       ============
Accumulation units outstanding........................................        48,674,234        135,635,690         49,806,212
                                                                             ===========       ============       ============
Unit value............................................................       $  1.131041       $   1.840434       $   1.208247
                                                                             ===========       ============       ============

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $56,580,812       $ 27,192,460       $ 39,337,719
                                                                             ===========       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............       $60,732,441       $ 25,900,165       $ 42,648,281
                                                                             -----------       ------------       ------------
      Total assets....................................................        60,732,441         25,900,165         42,648,281
LIABILITIES
   Accrued expenses to related party..................................            66,882             28,173             46,795
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $60,665,559       $ 25,871,992       $ 42,601,486
                                                                             ===========       ============       ============
Accumulation units outstanding........................................        38,139,430         15,693,887         27,300,065
                                                                             ===========       ============       ============
Unit value............................................................       $  1.590626       $   1.648539       $   1.560490
                                                                             ===========       ============       ============

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $13,887,186       $ 20,796,160       $  3,612,783
                                                                             ===========       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............       $11,517,263       $ 26,737,697       $  2,477,797
                                                                             -----------       ------------       ------------
      Total assets....................................................        11,517,263         26,737,697          2,477,797
LIABILITIES
   Accrued expenses to related party..................................             9,264             28,268              2,825
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $11,507,999       $ 26,709,429       $  2,474,972
                                                                             ===========       ============       ============
Accumulation units outstanding........................................         8,918,625         15,013,367          3,949,257
                                                                             ===========       ============       ============
Unit value............................................................       $  1.290333       $   1.779043       $   0.626694
                                                                             ===========       ============       ============

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $19,538,633       $  4,318,527       $  2,016,030
                                                                             ===========       ============       ============
   Investment in the Phoenix Edge Series Fund, at market..............       $21,700,695       $  5,070,740       $  2,344,381
                                                                             -----------       ------------       ------------
      Total assets....................................................        21,700,695          5,070,740          2,344,381
LIABILITIES
   Accrued expenses to related party..................................            30,212              5,207              2,322
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $21,670,483       $  5,065,533       $  2,342,059
                                                                             ===========       ============       ============
Accumulation units outstanding........................................        16,025,516          4,057,158          1,938,415
                                                                             ===========       ============       ============
Unit value............................................................       $  1.352249       $   1.248542       $   1.208253
                                                                             ===========       ============       ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $15,157,949        $ 2,901,101        $ 2,861,639
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $17,044,927        $ 3,189,425        $ 2,720,658
                                                                             -----------        -----------        -----------
      Total assets....................................................        17,044,927          3,189,425          2,720,658
LIABILITIES
   Accrued expenses to related party..................................            17,971              3,550              2,939
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $17,026,956        $ 3,185,875        $ 2,717,719
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................        14,293,673          2,908,981          3,101,501
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.191224        $  1.095185        $  0.876259
                                                                             ===========        ===========        ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP            STOCK
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $ 94,490,797        $40,553,144        $14,222,362
                                                                            ============        ===========        ===========
   Investment in Wanger Advisors Trust, at market.....................      $110,474,081        $44,395,078        $        --
   Investment in Templeton Variable Products Series Fund, at market...                --                 --         13,094,877
                                                                            ------------        -----------        -----------
      Total assets....................................................       110,474,081         44,395,078         13,094,877
LIABILITIES
   Accrued expenses to related party..................................           119,129             48,751             14,752
                                                                            ------------        -----------        -----------
NET ASSETS............................................................      $110,354,952        $44,346,327        $13,080,125
                                                                            ============        ===========        ===========
Accumulation units outstanding........................................        58,567,957         28,055,647         12,575,896
                                                                            ============        ===========        ===========
Unit value............................................................      $   1.884220        $  1.580656        $  1.040037
                                                                            ============        ===========        ===========

                                                                             TEMPLETON           TEMPLETON
                                                                          ASSET ALLOCATION     INTERNATIONAL
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost................................................       $10,368,940        $13,123,770
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $10,360,621        $13,217,084
                                                                             -----------        -----------
      Total assets....................................................        10,360,621         13,217,084
LIABILITIES
   Accrued expenses to related party..................................            11,795             14,886
                                                                             -----------        -----------
NET ASSETS............................................................       $10,348,826        $13,202,198
                                                                             ===========        ===========
Accumulation units outstanding........................................         9,285,468         11,361,055
                                                                             ===========        ===========
Unit value............................................................       $  1.114519        $  1.162057
                                                                             ===========        ===========

                                                                             TEMPLETON         MUTUAL SHARES
                                                                         DEVELOPING MARKETS     INVESTMENTS
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost................................................       $ 4,404,724        $   280,893
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $ 2,967,754        $   284,968
                                                                             -----------        -----------
      Total assets....................................................         2,967,754            284,968
LIABILITIES
   Accrued expenses to related party..................................             3,406                333
                                                                             -----------        -----------
NET ASSETS............................................................       $ 2,964,348        $   284,635
                                                                             ===========        ===========
Accumulation units outstanding........................................         5,744,071            280,810
                                                                             ===========        ===========
Unit value............................................................       $  0.516071        $   1.01362
                                                                             ===========        ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................     $ 1,868,314           $   186,124          $ 4,028,356
Expenses
   Mortality, expense risk and administrative charges...............         514,481             2,362,897              711,259
                                                                         -----------           -----------          -----------
Net investment income (loss)........................................       1,353,833            (2,176,773)           3,317,097
                                                                         -----------           -----------          -----------
Net realized loss from share transactions...........................              --               (64,068)            (280,883)
Net realized gain distribution from Fund............................              --             7,232,605              322,402
Net unrealized appreciation (depreciation) on investment............              --            40,711,364           (6,611,129)
                                                                         -----------           -----------          -----------
Net gain (loss) on investments......................................              --            47,879,901           (6,569,610)
                                                                         -----------           -----------          -----------
Net increase in net assets resulting from operations................     $ 1,353,833           $45,703,128          $(3,252,513)
                                                                         ===========           ===========          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................     $   836,597           $        --          $   714,432
Expenses
   Mortality, expense risk and administrative charges...............         570,579               223,825              353,295
                                                                         -----------           -----------          -----------
Net investment income (loss)........................................         266,018              (223,825)             361,137
                                                                         -----------           -----------          -----------
Net realized gain (loss) from share transactions....................             280                (8,732)             (37,069)
Net realized gain distribution from Fund............................       3,342,580             4,278,438              908,682
Net unrealized depreciation on investment...........................       4,788,074            (1,160,370)           3,660,354
                                                                         -----------           -----------          -----------
Net gain on investments.............................................       8,130,934             3,109,336            4,531,967
                                                                         -----------           -----------          -----------
Net increase in net assets resulting from operations................     $ 8,396,952           $ 2,885,511          $ 4,893,104
                                                                         ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................     $   591,780           $    12,507          $    10,482
Expenses
   Mortality, expense risk and administrative charges...............         170,588               241,984               31,139
                                                                         -----------           -----------          -----------
Net investment income (loss)........................................         421,192              (229,477)             (20,657)
                                                                         -----------           -----------          -----------
Net realized gain (loss) from share transactions....................         (43,432)              (50,253)             135,313
Net realized gain distribution from Fund............................          14,376             1,535,888                   --
Net unrealized appreciation (depreciation) on investment............      (3,623,946)            5,999,185              (99,199)
                                                                         -----------           -----------          -----------
Net gain (loss) on investments......................................      (3,653,002)            7,484,820               36,114
                                                                         -----------           -----------          -----------
Net increase (decrease) in net assets resulting from operations.....     $(3,231,810)          $ 7,255,343          $    15,457
                                                                         ===========           ===========          ===========

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
Investment income
   Distributions....................................................     $   153,832           $     1,982          $     1,922
Expenses
   Mortality, expense risk and administrative charges...............         162,402                21,865                9,909
                                                                         -----------           -----------          -----------
Net investment income (loss) .......................................          (8,570)              (19,883)              (7,987)
                                                                         -----------           -----------          -----------
Net realized gain (loss) from share transactions....................          (9,613)               (1,634)               7,176
Net realized gain (loss) distribution from Fund.....................         916,620                    --                   --
Net unrealized appreciation (depreciation) on investment............       2,101,347               752,213              328,351
                                                                         -----------           -----------          -----------
Net gain (loss) on investments......................................       3,008,354               750,579              335,527
                                                                         -----------           -----------          -----------
Net increase (decrease) in net assets resulting from operations.....     $ 2,999,784           $   730,696          $   327,540
                                                                         ===========           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 6, 1998 to December 31, 1998

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           GROWTH                 VALUE                SCHAFER
                                                                         AND INCOME               EQUITY               MID-CAP
                                                                        SUBACCOUNT(3)         SUBACCOUNT(4)         SUBACCOUNT(4)
                                                                        -------------         -------------         -------------
Investment income
   Distributions....................................................      $   65,903           $    12,266           $    7,987
Expenses
   Mortality, expense risk and administrative charges...............          77,617                14,913               16,332
                                                                          ----------           -----------            ---------
Net investment gain (loss)..........................................         (11,714)               (2,647)              (8,345)
                                                                          ----------           -----------            ---------
Net realized gain (loss) from share transactions....................           6,819                  (280)              (7,021)
Net unrealized appreciation (depreciation) on investment............       1,886,978               288,324             (140,981)
                                                                          ----------           -----------            ---------
Net gain (loss) on investments......................................       1,893,797               288,044             (148,002)
                                                                          ----------           -----------            ---------
Net increase (decrease) in net assets resulting from operations.....      $1,882,083           $   285,397            $(156,347)
                                                                          ==========           ===========            =========

                                                                           WANGER                 WANGER
                                                                            U.S.              INTERNATIONAL           TEMPLETON
                                                                          SMALL CAP             SMALL CAP               STOCK
                                                                         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                         ----------             ----------           ----------
Investment income
   Distributions....................................................      $3,637,381           $   371,781            $ 862,179
Expenses
   Mortality, expense risk and administrative charges...............       1,146,921               503,717              138,207
                                                                          ----------           -----------            ---------
Net investment income (loss)........................................       2,490,460              (131,936)             723,972
                                                                          ----------           -----------            ---------
Net realized gain (loss) from share transactions....................         (49,812)                6,202                2,702
Net unrealized appreciation (depreciation) on investment............       2,708,319             4,290,225             (926,656)
                                                                          ----------           -----------            ---------
Net gain (loss) on investments......................................       2,658,507             4,296,427             (923,954)
                                                                          ----------           -----------            ---------
Net increase (decrease) in net assets resulting from operations.....      $5,148,967           $ 4,164,491            $(199,982)
                                                                          ==========           ===========            =========

                                                                          TEMPLETON              TEMPLETON
                                                                      ASSET ALLOCATION         INTERNATIONAL
                                                                         SUBACCOUNT             SUBACCOUNT
                                                                         ----------             ----------
Investment income
   Distributions....................................................      $  332,953           $   378,372
Expenses
   Mortality, expense risk and administrative charges...............         103,384               110,029
                                                                          ----------           -----------
Net investment income (loss)........................................         229,569               268,343
                                                                          ----------           -----------
Net realized gain (loss) from share transactions....................          (8,982)              (45,779)
Net unrealized appreciation (depreciation) on investment............         117,718               198,521
                                                                          ----------           -----------
Net gain (loss) on investments......................................         108,736               152,742
                                                                          ----------           -----------
Net increase (decrease) in net assets resulting from operations.....      $  338,305           $   421,085
                                                                          ==========           ===========

                                                                          TEMPLETON            MUTUAL SHARES
                                                                     DEVELOPING MARKETS         INVESTMENTS
                                                                         SUBACCOUNT            SUBACCOUNT(5)
                                                                         ----------            -------------
Investment income
   Distributions....................................................      $   79,640           $        --
Expenses
   Mortality, expense risk and administrative charges...............          38,715                   333
                                                                          ----------           -----------
Net investment income (loss)........................................          40,925                  (333)
                                                                          ----------           -----------
Net realized gain (loss) from share transactions....................         (66,545)                   11
Net unrealized appreciation (depreciation) on investment............        (669,032)                4,075
                                                                          ----------           -----------
Net gain (loss) on investments......................................        (735,577)                4,086
                                                                          ----------           -----------
Net increase (decrease) in net assets resulting from operations.....      $ (694,652)          $     3,753
                                                                          ==========           ===========

(3) From inception March 3, 1998 to December 31, 1998
(4) From inception March 5, 1998 to December 31, 1998
(5) From inception November 10, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $  1,353,833          $ (2,176,773)         $ 3,317,097
   Net realized gain (loss).........................................               --             7,168,537               41,519
   Net unrealized appreciation (depreciation).......................               --            40,711,364           (6,611,129)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,353,833            45,703,128           (3,252,513)
                                                                         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................      125,616,752            78,101,472           18,461,011
   Participant transfers............................................     (103,376,500)           22,515,676            8,621,611
   Participant withdrawals..........................................       (3,475,843)           (8,478,068)            (990,062)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       18,764,409            92,139,080           26,092,560
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets............................       20,118,242           137,842,208           22,840,047
NET ASSETS
   Beginning of period..............................................       34,934,325           111,786,255           37,338,342
                                                                         ------------          ------------          -----------
   End of period....................................................     $ 55,052,567          $249,628,463          $60,178,389
                                                                         ============          ============          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   266,018          $   (223,825)         $   361,137
   Net realized gain (loss).........................................        3,342,860             4,269,706              871,613
   Net unrealized appreciation (depreciation).......................        4,788,074            (1,160,370)           3,660,354
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..        8,396,952             2,885,511            4,893,104
                                                                          -----------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       20,072,167            11,680,840           16,485,939
   Participant transfers............................................        5,190,185             3,508,669            9,137,878
   Participant withdrawals..........................................       (2,475,051)           (1,463,457)          (1,238,514)
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       22,787,301            13,726,052           24,385,303
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets............................       31,184,253            16,611,563           29,278,407
NET ASSETS
   Beginning of period..............................................       29,481,306             9,260,429           13,323,079
                                                                          -----------          ------------          -----------
   End of period....................................................      $60,665,559          $ 25,871,992          $42,601,486
                                                                          ===========          ============          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   421,192          $   (229,477)         $   (20,657)
   Net realized gain (loss).........................................          (29,056)            1,485,635              135,313
   Net unrealized appreciation (depreciation).......................       (3,623,946)            5,999,185              (99,199)
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..       (3,231,810)            7,255,343               15,457
                                                                          -----------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,605,932             5,340,925              656,526
   Participant transfers............................................           (3,130)            2,163,134             (412,937)
   Participant withdrawals..........................................         (708,742)             (723,987)            (214,657)
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,894,060             6,780,072               28,932
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets............................       (1,337,750)           14,035,415               44,389
NET ASSETS
   Beginning of period..............................................       12,845,749            12,674,014            2,430,583
                                                                          -----------          ------------          -----------
   End of period....................................................      $11,507,999          $ 26,709,429          $ 2,474,972
                                                                          ===========          ============          ===========


                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    (8,570)          $   (19,883)         $    (7,987)
   Net realized gain (loss).........................................          907,007                (1,634)               7,176
   Net unrealized appreciation (depreciation).......................        2,101,347               752,213              328,351
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        2,999,784               730,696              327,540
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        7,441,283             2,122,770            1,185,565
   Participant transfers............................................        7,574,525             2,316,662              928,054
   Participant withdrawals..........................................         (465,786)             (104,595)             (99,100)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       14,550,022             4,334,837            2,014,519
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       17,549,806             5,065,533            2,342,059
NET ASSETS
   Beginning of period..............................................        4,120,677                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $21,670,483           $ 5,065,533          $ 2,342,059
                                                                          ===========           ===========          ===========

                                                                            GROWTH                                    SCHAFER
                                                                          AND INCOME           VALUE EQUITY           MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(3)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $   (11,714)          $    (2,647)         $    (8,345)
   Net realized gain (loss).........................................            6,819                  (280)              (7,021)
   Net unrealized appreciation (depreciation).......................        1,886,978               288,324             (140,981)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,882,083               285,397             (156,347)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        7,671,677             1,424,609            1,361,421
   Participant transfers............................................        7,859,371             1,558,019            1,636,075
   Participant withdrawals..........................................         (386,175)              (82,150)            (123,430)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       15,144,873             2,900,478            2,874,066
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       17,026,956             3,185,875            2,717,719
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $17,026,956           $ 3,185,875          $ 2,717,719
                                                                          ===========           ===========          ===========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                          ----------           ----------            ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $  2,490,460           $  (131,936)         $   723,972
   Net realized gain (loss).........................................          (49,812)                6,202                2,702
   Net unrealized appreciation (depreciation).......................        2,708,319             4,290,225             (926,656)
                                                                         ------------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        5,148,967             4,164,491             (199,982)
                                                                         ------------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       29,311,834            11,404,825            5,229,388
   Participant transfers............................................       17,732,499             2,647,809            2,057,675
   Participant withdrawals..........................................       (3,288,961)           (1,916,016)            (375,613)
                                                                         ------------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       43,755,372            12,136,618            6,911,450
                                                                         ------------           -----------          -----------
   Net increase (decrease) in net assets............................       48,904,339            16,301,109            6,711,468
NET ASSETS
   Beginning of period..............................................       61,450,613            28,045,218            6,368,657
                                                                         ------------           -----------          -----------
   End of period....................................................     $110,354,952           $44,346,327          $13,080,125
                                                                         ============           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 6, 1998 to December 31, 1998
(3) From inception March 5, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON             TEMPLETON
                                                                       ASSET ALLOCATION        INTERNATIONAL
                                                                          SUBACCOUNT             SUBACCOUNT
                                                                          ----------             ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   229,569           $   268,343
   Net realized gain (loss).........................................           (8,982)              (45,779)
   Net unrealized appreciation (depreciation).......................          117,718               198,521
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..          338,305               421,085
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        4,400,047             3,049,253
   Participant transfers............................................        1,466,339             5,744,509
   Participant withdrawals..........................................         (777,852)             (390,717)
                                                                          -----------           -----------
      transactions..................................................        5,088,534             8,403,045
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................        5,426,839             8,824,130
NET ASSETS
   Beginning of period..............................................        4,921,987             4,378,068
                                                                          -----------           -----------
   End of period....................................................      $10,348,826           $13,202,198
                                                                          ===========           ===========

                                                                           TEMPLETON
                                                                          DEVELOPING           MUTUAL SHARES
                                                                            MARKETS             INVESTMENTS
                                                                          SUBACCOUNT           SUBACCOUNT(6)
                                                                          ----------           -------------
FROM OPERATIONS
   Net investment income (loss).....................................     $     40,925             $    (333)
   Net realized gain (loss).........................................          (66,545)                   11
   Net unrealized appreciation (depreciation).......................         (669,032)                4,075
                                                                         ------------             ---------
   Net increase (decrease) in net assets resulting from operations..         (694,652)                3,753
                                                                         ------------             ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          988,703                54,314
   Participant transfers............................................          584,701               226,683
   Participant withdrawals..........................................          (84,435)                 (115)
                                                                         ------------             ---------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,488,969               280,882
                                                                         ------------             ---------
   Net increase (decrease) in net assets............................          794,317               284,635
NET ASSETS
   Beginning of period..............................................        2,170,031                     0
                                                                         ------------             ---------
   End of period....................................................     $  2,964,348             $ 284,635
                                                                         ============             =========
(6) From inception November 10, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $    907,338           $  (630,385)         $ 1,567,964
   Net realized gain (loss).........................................              (11)           16,315,938              844,434
   Net unrealized appreciation (depreciation).......................                1            (1,781,965)            (162,539)
                                                                         ------------           ------------         -----------
   Net increase in net assets resulting from operations.............          907,328            13,903,588            2,249,859
                                                                         ------------           ------------         -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................      129,791,265            19,020,238            6,621,512
   Participant transfers............................................     (118,052,959)           30,883,327           14,037,050
   Participant withdrawals..........................................         (994,507)           (2,970,576)          (1,026,256)
                                                                         ------------           ------------         -----------
   Net increase in net assets resulting from participant transactions      10,743,799            46,932,989           19,632,306
                                                                         ------------           ------------         -----------
   Net increase in net assets.......................................       11,651,127            60,836,577           21,882,165
NET ASSETS
   Beginning of period..............................................       23,283,198            50,949,678           15,456,177
                                                                         ------------           ------------         -----------
   End of period....................................................     $ 34,934,325           $111,786,255         $37,338,342
                                                                         ============           ============         ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   191,375           $   (20,595)         $   169,468
   Net realized gain ...............................................        3,577,012               821,216            1,374,236
   Net unrealized depreciation......................................         (230,816)             (256,669)            (214,179)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from operations.............        3,537,571               543,952            1,329,525
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        4,491,372             1,958,885            3,065,921
   Participant transfers............................................        7,178,160             3,245,739            3,096,312
   Participant withdrawals..........................................         (575,990)             (145,413)            (584,926)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from participant transactions      11,093,542             5,059,211            5,577,307
                                                                          -----------           -----------          -----------
   Net increase in net assets.......................................       14,631,113             5,603,163            6,906,832
NET ASSETS
   Beginning of period..............................................       14,850,193             3,657,266            6,416,247
                                                                          -----------           -----------          -----------
   End of period....................................................      $29,481,306           $ 9,260,429          $13,323,079
                                                                          ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   173,760           $   (82,267)         $    63,876
   Net realized gain (loss).........................................          426,416             1,442,937              (22,564)
   Net unrealized appreciation (depreciation).......................          954,191              (205,450)          (1,037,281)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,554,367             1,155,220             (995,969)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,913,014             2,055,321              979,395
   Participant transfers............................................        6,386,122             5,362,519            1,374,336
   Participant withdrawals..........................................         (135,526)             (269,975)             (57,020)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from participant transactions       9,163,610             7,147,865            2,296,711
                                                                          -----------           -----------          -----------
   Net increase in net assets.......................................       10,717,977             8,303,085            1,300,742
NET ASSETS
   Beginning of period..............................................        2,127,772             4,370,929            1,129,841
                                                                          -----------           -----------          -----------
   End of period....................................................      $12,845,749           $12,674,014          $ 2,430,583
                                                                          ===========           ===========          ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)

                                                                                                  WANGER               WANGER
                                                                           ENHANCED           INTERNATIONAL             U.S.
                                                                             INDEX              SMALL CAP            SMALL CAP
                                                                         SUBACCOUNT(1)          SUBACCOUNT           SUBACCOUNT
                                                                         -------------          ----------           ----------
FROM OPERATIONS
   Net investment income ...........................................      $     8,446           $   111,397          $    88,444
   Net realized gain ...............................................            6,513                 2,114                8,063
   Net unrealized appreciation (depreciation).......................           60,714            (1,519,831)          10,309,844
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           75,673            (1,406,320)          10,406,351
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,672,794             6,103,151            9,172,386
   Participant transfers............................................        2,390,678            10,427,408           20,534,319
   Participant withdrawals..........................................          (18,468)           (1,015,981)          (1,728,149)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from participant transactions       4,045,004            15,514,578           27,978,556
                                                                          -----------           -----------          -----------
   Net increase in net assets.......................................        4,120,677            14,108,258           38,384,907
NET ASSETS
   Beginning of period..............................................                0            13,936,960           23,065,706
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 4,120,677           $28,045,218          $61,450,613
                                                                          ===========           ===========          ===========

                                                                           TEMPLETON            TEMPLETON
                                                                             STOCK           ASSET ALLOCATION
                                                                         SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------
FROM OPERATIONS
   Net investment loss..............................................      $   (26,216)          $   (21,060)
   Net realized gain (loss).........................................              121                  (615)
   Net unrealized depreciation......................................         (200,829)             (126,037)
                                                                          -----------           -----------
   Net decrease in net assets resulting from operations.............         (226,924)             (147,712)
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,039,079             2,964,700
   Participant transfers............................................        4,594,725             2,135,147
   Participant withdrawals..........................................          (38,223)              (30,148)
                                                                          -----------           -----------
   Net increase in net assets resulting from participant transactions       6,595,581             5,069,699
                                                                          -----------           -----------
   Net increase in net assets.......................................        6,368,657             4,921,987
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $ 6,368,657           $ 4,921,987
                                                                          ===========           ===========

                                                                           TEMPLETON            TEMPLETON
                                                                         INTERNATIONAL     DEVELOPING MARKETS
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)
                                                                         -------------        -------------
FROM OPERATIONS
   Net investment loss..............................................      $   (17,298)          $   (11,121)
   Net realized gain (loss).........................................            2,484               (12,846)
   Net unrealized depreciation......................................         (105,208)             (767,938)
                                                                          -----------           -----------
   Net decrease in net assets resulting from operations.............         (120,022)             (791,905)
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,136,967             1,308,608
   Participant transfers............................................        2,385,768             1,662,130
   Participant withdrawals..........................................          (24,645)               (8,802)
                                                                          -----------           -----------
   Net increase in net assets resulting from participant transactions       4,498,090             2,961,936
                                                                          -----------           -----------
   Net increase in net assets.......................................        4,378,068             2,170,031
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $ 4,378,068           $ 2,170,031
                                                                          ===========           ===========

(1) From inception July 22, 1997 to December 31, 1997
(2) From inception May 5, 1997 to December 31, 1997
(3) From inception May 6, 1997 to December 31, 1997

                        See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 22 Subaccounts, and invests in corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge Choice to individuals (VA4).
   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
C. INCOME TAXES: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
D. DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                       PURCHASES               SALES
----------                                                                                       ---------               -----
The Phoenix Edge Series Fund:
   Money Market...................................................................              $96,459,138          $76,317,595
   Growth.........................................................................              102,507,380            5,169,511
   Multi-Sector Fixed Income......................................................               36,425,312            6,665,085
   Strategic Allocation...........................................................               30,437,554            4,007,377
   International..................................................................               19,453,924            1,655,916
   Balanced.......................................................................               27,685,004            1,998,679
   Real Estate....................................................................                5,877,277            3,552,747
   Strategic Theme................................................................                9,933,095            1,832,474
   Aberdeen New Asia..............................................................                8,775,937            8,767,486
   Enhanced Index.................................................................               19,314,868            3,830,743
   Engemann Nifty Fifty...........................................................                4,615,152              294,991
   Seneca Mid-Cap Growth..........................................................                2,372,914              364,060
   Growth and Income..............................................................               15,983,532              832,402
   Value Equity ..................................................................                2,940,098               38,717
   Schafer Mid-Cap................................................................                3,052,956              184,296
Wanger Advisors Trust:
   U.S. Small Cap.................................................................               51,235,276            4,939,562
   International Small Cap........................................................               14,141,464            2,120,848
Templeton Variable Products Series Fund:
   Stock..........................................................................                8,426,961              783,788
   Asset Allocation...............................................................                6,516,639            1,192,222
   International..................................................................               18,146,021            9,464,534
   Developing Markets.............................................................               12,751,857           11,220,963
   Mutual Shares Investments......................................................                  300,307               19,425

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                         --------------------------------------------------------------------------------------
                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL    BALANCED
                                         ---------     --------     ------------     ----------     -------------    --------

VA4
Units outstanding, beginning of period   32,019,323    77,819,024     29,244,694      22,084,578       7,089,271     10,023,529
Participant deposits.................   112,965,256    48,748,867     15,044,301      14,196,660       7,291,828     11,497,090
Participant transfers................   (93,198,970)   14,335,882      7,860,913       3,739,586       2,224,815      6,658,688
Participant withdrawals..............    (3,111,375)   (5,268,083)    (2,343,696)     (1,881,394)       (912,027)      (879,242)
                                        -----------   -----------     ----------      ----------      ----------     ----------
Units outstanding, end of period.....    48,674,234   135,635,690     49,806,212      38,139,430      15,693,887     27,300,065
                                        ===========   ===========     ==========      ==========      ==========     ==========

                                                                                                                      SENECA
                                                       STRATEGIC      ABERDEEN        ENHANCED        ENGEMANN       MID-CAP
                                        REAL ESTATE      THEME        NEW ASIA          INDEX        NIFTY FIFTY      GROWTH
                                         ----------     --------     -----------      ----------     -----------     ---------
Units outstanding, beginning of period    7,736,970    10,168,688      3,654,619       3,958,413              --             --
Participant deposits.................     1,736,467     3,837,744      1,108,753       6,170,512       1,967,399      1,111,031
Participant transfers................       (65,802)    1,527,766       (447,063)      6,289,731       2,194,982        921,606
Participant withdrawals..............      (489,010)     (520,831)      (367,052)       (393,140)       (105,223)       (94,222)
                                         ----------     ---------      ---------      ----------      ----------     ----------
Units outstanding, end of period.....     8,918,625    15,013,367      3,949,257      16,025,516       4,057,158      1,938,415
                                         ==========     =========      =========      ==========      ==========     ==========

                                                                                       WANGER           WANGER
                                           GROWTH        VALUE         SCHAFER          U.S.        INTERNATIONAL     TEMPLETON
                                         AND INCOME      EQUITY        MID-CAP        SMALL CAP       SMALL CAP         STOCK
                                         ----------     --------      ----------      ----------     -----------     ---------
Units outstanding, beginning of period           --            --             --      34,965,994      20,360,563      6,099,799
Participant deposits.................     7,221,850     1,430,775      1,471,490      15,784,867       7,324,032      4,980,494
Participant transfers................     7,428,719     1,558,670      1,767,475       9,613,817       1,590,924      1,853,451
Participant withdrawals..............      (356,896)      (80,464)      (137,464)     (1,796,721)     (1,219,872)      (357,848)
                                         ----------     ---------      ---------      ----------      ----------     ----------
Units outstanding, end of period.....    14,293,673     2,908,981      3,101,501      58,567,957      28,055,647     12,575,896
                                         ==========     =========      =========      ==========      ==========     ==========

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS) (CONTINUED)

                                              TEMPLETON                                 TEMPLETON             MUTUAL
                                                ASSET              TEMPLETON           DEVELOPING             SHARES
                                             ALLOCATION          INTERNATIONAL           MARKETS            INVESTMENTS
                                             ----------          -------------           -------            -----------
VA4
Units outstanding, beginning of period         4,622,079           4,072,117            3,274,727                    0
Participant deposits.................          4,100,010           2,615,978            1,784,210               54,850
Participant transfers................          1,261,633           5,006,422              824,844              226,074
Participant withdrawals..............           (698,254)           (333,462)            (139,710)                (114)
                                               ---------          ----------            ---------              -------
Units outstanding, end of period.....          9,285,468          11,361,055            5,744,071              280,810
                                               =========          ==========            =========              =======

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   PHL Variable and its affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Subaccounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.
   As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Such fees aggregated $259,018 for the period ended December 31, 1998.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. PHL Variable reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $499,342 for the period ended December 31, 1998.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                    REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of PHL Variable Insurance Company and Participants of
   PHL Variable Accumulation Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PricewaterhouseCoopers Signature]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
CONDENSED FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Balance Sheets at March 31, 1999 (unaudited) and December 31, 1998..........B-22

Statement of Income, Comprehensive Income and Equity for the
 Three Months Ended March 31, 1999 and 1998 (unaudited).....................B-23


Statement of Cash Flows for the Three Months Ended
 March 31, 1999 and 1998 (unaudited) .......................................B-24

Notes to Condensed Financial Statements (unaudited) ........................B-25

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                             MARCH 31,               DECEMBER 31,
                                                                               1999                      1998
                                                                                        (IN THOUSANDS)

ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                        $       3,555              $       3,840
Available-for-sale debt securities, at fair value                                 40,910                     36,480
Other invested assets                                                              1,369                      1,313
                                                                           -------------              -------------
Total investments                                                                 45,834                     41,633

Cash and cash equivalents                                                         19,392                      7,320
Accrued investment income                                                            677                        511
Deferred policy acquisition costs                                                 40,122                     36,686
Deferred income taxes                                                              2,192                      2,178
Deferred and uncollected premium                                                   3,095                      1,872
Other assets                                                                       2,122                      1,860
Goodwill                                                                             527                        553
Separate account assets                                                          854,232                    782,496
                                                                           -------------              -------------
Total assets                                                               $     968,193              $     875,109
                                                                           =============              =============

LIABILITIES
Contractholders' funds at interest                                         $      42,939              $      39,690
Reserves for future policy benefits                                                4,936                      2,736
Other liabilities                                                                  9,021                      6,077
Separate account liabilities                                                     854,232                    782,496
                                                                           -------------              -------------
Total liabilities                                                                911,128                    830,999
                                                                           -------------              -------------

EQUITY
Common stock, $5,000 par value, 1,000 shares
  authorized, 500 shares issued and outstanding                                    2,500                      2,500
Additional paid-in-capital                                                        47,864                     35,864
Retained earnings                                                                  6,692                      5,539
Accumulated other comprehensive income                                                 9                        207
                                                                           -------------              -------------
Total equity                                                                      57,065                     44,110
                                                                           -------------              -------------
Total liabilities and equity                                               $     968,193              $     875,109
                                                                           =============              =============


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                     THREE MONTHS ENDED
                                                                                         MARCH 31,
                                                                              1999                       1998
                                                                                       (IN THOUSANDS)

REVENUES
Premiums                                                                 $         832              $         574
Insurance and investment product fees                                            4,253                      2,161
Net investment income                                                              779                        567
Net realized investment (losses) gains                                              (5)                        14
                                                                         -------------              -------------
  Total revenues                                                                 5,859                      3,316
                                                                         -------------              -------------
BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                                                       908                        575
Policy acquisition expenses                                                      1,660                        870
Other operating expenses                                                         1,517                        288
                                                                         -------------              -------------
  Total benefits, losses and expenses                                            4,085                      1,733
                                                                         -------------              -------------

INCOME BEFORE INCOME TAXES                                                       1,774                      1,583

Income tax expense                                                                 622                        547
                                                                         -------------              -------------
NET INCOME                                                                       1,152                      1,036

OTHER COMPREHENSIVE INCOME (LOSS), NET OF INCOME TAX
Unrealized (losses) gains on securities
  arising during period                                                           (202)                         7
Reclassification adjustment for
  losses (gains) included in net income                                              5                        (14)
                                                                         -------------              -------------
  Total other comprehensive income (loss)                                         (197)                        (7)
                                                                         -------------              -------------

COMPREHENSIVE INCOME                                                               955                      1,029

Capital contribution                                                            12,000                     12,000
                                                                         -------------              -------------
NET INCREASE IN EQUITY                                                          12,955                     13,029
EQUITY, BEGINNING OF PERIOD                                                     44,110                     22,794
                                                                         -------------              -------------
EQUITY, END OF PERIOD                                                    $      57,065              $      35,823
                                                                         =============              =============


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     THREE MONTHS ENDED
                                                                                         MARCH 31,
                                                                              1999                       1998
                                                                                       (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                             $       1,152              $       1,036
ADJUSTMENTS TO RECONCILE NET INCOME
  TO NET CASH PROVIDED BY OPERATIONS
  Net realized investment losses (gains)                                             5                        (14)
  Amortization                                                                      26                         27
  Deferred income taxes                                                            (14)                      (692)
  Increase in accrued investment income                                           (166)                      (282)
  Increase in deferred policy acquisition costs                                 (3,196)                    (2,651)
  Decrease in other assets/liabilities                                           3,730                      4,791
                                                                         -------------              -------------
    Net cash provided by operating activities                                    1,537                      2,215
                                                                         -------------              -------------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                                           1,986                      6,508
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                               342                        352
  Purchase of available-for-sale debt securities                                (6,972)                   (17,090)
  Increase in policy loans                                                         (70)
                                                                         -------------              -------------
    Net cash used for investing activities                                      (4,714)                   (10,230)
                                                                         -------------              -------------

CASH FLOW FROM FINANCING ACTIVITIES
  Capital contribution from parent                                              12,000                     12,000
  Increase in contractholder funds                                               3,249                        776
                                                                         -------------              -------------
    Net cash provided by financing activities                                   15,249                     12,776
                                                                         -------------              -------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                       12,072                      4,761
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                   7,320                      1,714
                                                                         -------------              -------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                 $      19,392              $       6,475
                                                                         =============              =============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid                                                      $         686              $           0


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


BASIS OF PRESENTATION

The condensed unaudited financial statements include the accounts of PHL Variable Insurance Company. These condensed financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The information furnished includes adjustments and accruals consisting only of normal, recurring accrual adjustments which are, in the opinion of management, necessary for a fair presentation of results for the interim periods.

The results of operations for any interim period are not necessarily indicative of results for the full year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Certain reclassifications have been made to prior year amounts to conform with current year presentation. The March 31, 1999 Condensed Financial Statements should be read in conjunction with the accompanying December 31, 1998 Financial Statements.

         PHL VARIABLE
         INSURANCE COMPANY
         FINANCIAL STATEMENTS
         DECEMBER 31, 1998 AND 1997

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

Report of Independent Accountants..........................................B-28

Balance Sheet at December 31, 1998 and 1997 ...............................B-29

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1998, 1997 and 1996..........................................B-30

Statement of Cash Flows for the Years Ended
 December 31, 1998, 1997 and 1996..........................................B-31

Notes to Financial Statements.......................................B-32 - B-42

[PricewaterhouseCoopers Logo and Address]
--------------------------------------------------------------------------------



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors
and Stockholder of
PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP

February 11, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                              DECEMBER 31,
                                                           1998           1997
                                                             (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost      $  3,840       $  3,144
Available-for-sale debt securities, at fair value          36,480         21,859
Other invested assets                                       1,313          1,024
                                                         --------       --------
Total investments                                          41,633         26,027

Cash and cash equivalents                                   7,320          1,714
Accrued investment income                                     511            257
Deferred policy acquisition costs                          36,686         21,010
Deferred income taxes                                       2,178          1,259
Deferred and uncollected premium                            1,872            122
Other assets                                                1,860            929
Goodwill                                                      553            660
Separate account assets                                   782,496        376,046
                                                         --------       --------
Total assets                                             $875,109       $428,024
                                                         ========       ========

LIABILITIES
Contractholders' funds at interest                       $ 39,690       $ 27,563
Reserves for future policy benefits                         2,736            104
Other liabilities                                           6,077          1,517
Separate account liabilities                              782,496        376,046
                                                         --------       --------
Total liabilities                                         830,999        405,230
                                                         --------       --------

EQUITY
Common stock, $5,000 par value, 1,000
 shares authorized, 500 shares issued and outstanding       2,500          2,500
Additional paid-in-capital                                 35,864         18,864
Retained earnings                                           5,539          1,349
Accumulated other comprehensive income                        207             81
                                                         --------       --------
Total equity                                               44,110         22,794
                                                         --------       --------
Total liabilities and equity                             $875,109       $428,024
                                                         ========       ========




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31,
                                                 1998         1997        1996
                                                         (IN THOUSANDS)
REVENUES
Premiums                                       $ 6,280      $   230
Insurance and investment product fees           10,998        5,050     $ 1,491
Net investment income                            2,458        1,543       1,097
Net realized investment gains (losses)              40                      (18)
                                               -------      -------     -------
Total revenues                                  19,776        6,823       2,570
                                               -------      -------     -------

BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                     3,964        1,092         397
Policy acquisition expenses                      4,006        1,310         578
Other operating expenses                         5,359        2,915       1,124
                                               -------      -------     -------
Total benefits, losses and expenses             13,329        5,317       2,099
                                               -------      -------     -------

INCOME BEFORE INCOME TAXES                       6,447        1,506         471
Income taxes                                     2,257          553         171
                                               -------      -------     -------
NET INCOME                                       4,190          953         300
                                               -------      -------     -------

OTHER COMPREHENSIVE INCOME, NET OF INCOME TAX
Unrealized gains (losses) on securities
 arising during period                             166           37        (195)
Reclassification adjustment for
 (gains) losses included in net income             (40)                      18
                                               -------      -------     -------
Total other comprehensive income (loss)            126           37        (177)
                                               -------      -------     -------

COMPREHENSIVE INCOME                             4,316          990         123

Capital contribution                            17,000        5,000
                                               -------      -------     -------

NET INCREASE IN EQUITY                          21,316        5,990         123
EQUITY, BEGINNING OF YEAR                       22,794       16,804      16,681
                                               -------      -------     -------

EQUITY, END OF YEAR                            $44,110      $22,794     $16,804
                                               =======      =======     =======



        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     1998           1997          1996
                                                                                              (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                                         $  4,190       $    953      $    300

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH USED FOR OPERATIONS
Net realized investment (gains) losses                                                  (40)                          18
Amortization                                                                            107             96           106
Deferred income taxes                                                                  (987)          (916)         (319)
Increase in accrued investment income                                                  (254)           (49)          (43)
Increase in deferred policy acquisition costs                                       (15,815)       (11,453)       (8,496)
(Increase) decrease in other assets/liabilities                                       1,881           (973)          116
Other, net                                                                                            (209)         (131)
                                                                                   --------       --------      --------
Net cash used for operating activities                                              (10,918)       (12,551)       (8,449)
                                                                                   --------       --------      --------

CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 available-for-sale debt securities                                                  14,133          4,665         3,219
Proceeds from sales, maturities or repayments of
 held-to-maturity debt securities                                                       634            212
Purchase of available-for-sale debt securities                                      (28,360)       (11,003)       (7,638)
Purchase of held-to-maturity debt securities                                         (1,216)        (1,529)       (1,827)
Increase in policy loans                                                               (249)
Investment in separate accounts                                                                     (1,000)
Other, net                                                                             (177)
                                                                                   --------       --------      --------
Net cash used for investing activities                                              (15,235)        (8,655)       (6,246)
                                                                                   --------       --------      --------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                                                    17,000          5,000
Increase in contractholder funds                                                     14,759         16,098         8,072
                                                                                   --------       --------      --------
Net cash provided by financing activities                                            31,759         21,098         8,072
                                                                                   --------       --------      --------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  5,606           (108)       (6,623)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                          1,714          1,822         8,445
                                                                                   --------       --------      --------
CASH AND CASH EQUIVALENTS, END OF YEAR                                             $  7,320       $  1,714      $  1,822
                                                                                   ========       ========      ========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                                             $  1,711       $  2,044      $    569





        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company offers variable annuity and nonparticipating life insurance products in the United States. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining contractholder liabilities, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1997 and 1996 amounts to conform with the 1998 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds and asset-backed securities including collateralized mortgage obligations. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes and deferred policy acquisition costs.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, money market instruments and short-term investments purchased with a maturity of less than three months.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

    Deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. The costs are amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing expected future undiscounted cash flows to the carrying value. Such analyses are performed at least annually or more frequently if warranted by events or circumstances affecting PHL Variable's business. Goodwill is considered impaired if its carrying value exceeds its expected future undiscounted cash flows. At this time, management believes that no impairment of the remaining goodwill asset has occurred and that no reduction of the estimated useful lives is warranted.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

    For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in PHL Variable's revenues.

    For Market Value Adjusted (MVA) separate accounts, contractholders receive interest at a guaranteed rate if the account is held until maturity. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses is reflected as net income or loss in PHL Variable's interest in the separate accounts. Contractholders receive a distribution of interest at a guaranteed interest rate on this annuity option provided funds are not withdrawn from the separate account before the end of their elected guarantee period.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   CONTRACTHOLDERS' FUNDS AT INTEREST

    Contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

    INVESTMENT PRODUCT FEES

    Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

    POLICY LIABILITIES AND ACCRUALS

    Reserves for future policy benefits are liabilities for life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities, included in other liabilities, are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Term life insurance premiums are recorded as premium revenue on a pro rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable annuity products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    INCOME TAXES

    For the tax year ended December 31, 1998, PHL Variable will file a separate federal income tax return. PHL Variable filed separate federal income tax returns for the years ended December 31, 1997 and 1996.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, accruals and surrenders, policy acquisition expenses and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EMPLOYEE BENEFIT PLANS

    Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

    Applicable information regarding the actuarial present value of vested and nonvested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is immaterial to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1998, the date of the most recent actuarial valuation.

    RECENT ACCOUNTING PRONOUNCEMENTS

    Phoenix adopted Statement of Financial Accounting Standard (SFAS) No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

3.  INVESTMENTS

    Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT SECURITIES

    The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                          GROSS             GROSS
                                                      AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                                         COST             GAINS            LOSSES             VALUE
                                                                             (IN THOUSANDS)
    HELD-TO-MATURITY:
    Corporate securities                               $ 3,840           $    27        $   (126)           $ 3,741
                                                       =======           =======        ========            =======

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                   $ 6,515           $   290        $     (9)           $ 6,796
    State and political subdivision bonds                9,485               126             (21)             9,590
    Corporate securities                                13,605               187             (81)            13,711
    Mortgage-backed securities                           6,308                80              (5)             6,383
                                                       -------           -------        --------            -------
    Total                                              $35,913           $   683        $   (116)           $36,480
                                                       =======           =======        ========            =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The amortized cost and fair value of investments in debt securities as of December 31, 1997 were as follows:

                                                                         GROSS             GROSS
                                                     AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                                        COST             GAINS            LOSSES             VALUE
                                                                             (IN THOUSANDS)
    HELD-TO-MATURITY:
    Corporate securities                               $ 3,144           $    13         $  (187)           $ 2,970
                                                       =======           =======         =======            =======

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                   $ 5,997           $   190                            $ 6,187
    State and political subdivision bonds                3,020                12                              3,032
    Corporate securities                                 3,480                 4         $   (19)             3,465
    Mortgage-backed securities                           9,127                48                              9,175
                                                       -------           -------         -------            -------
    Total                                              $21,624           $   254         $   (19)           $21,859
                                                       =======           =======         =======            =======


    The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1998 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY                  AVAILABLE-FOR-SALE
                                                      AMORTIZED            FAIR          AMORTIZED            FAIR
                                                         COST             VALUE             COST             VALUE
                                                                             (IN THOUSANDS)
    Due in one year or less                            $   281           $   274          $ 5,550           $ 5,653
    Due after one year through five years                3,559             3,467           13,811            13,817
    Due after five years through ten years                                                  1,946             2,143
    Due after ten years                                                                     8,298             8,484
    Mortgage-backed securities                                                              6,308             6,383
                                                       -------           -------          -------           -------
    Total                                              $ 3,840           $ 3,741          $35,913           $36,480
                                                       =======           =======          =======           =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                                                  1998          1997           1996
                                                                                           (IN THOUSANDS)
    Debt securities                                                              $2,142        $1,301         $  949
    Policy loans                                                                      1
    Other invested assets                                                             9
    Short-term investments                                                          344           269            167
                                                                                 ------        ------         ------
                                                                                  2,496         1,570          1,116
    Less: investment expenses                                                        38            27             19
                                                                                 ------        ------         ------
    Net investment income                                                        $2,458        $1,543         $1,097
                                                                                 ======        ======         ======

    INVESTMENT GAINS AND LOSSES

    Unrealized gains and losses on investments carried at fair value at December 31, were as follows:

                                                                                   1998          1997           1996
                                                                                             (IN THOUSANDS)
    Unrealized investment gains (losses):
    Debt securities                                                               $ 333         $  87         $ (233)
    Deferred policy acquisition costs                                              (139)          (30)           (40)
    Deferred income taxes (benefits)                                                 68            20            (96)
                                                                                  -----         -----         ------
    Net unrealized investment gains (losses)                                      $ 126         $  37         $ (177)
                                                                                  =====         =====         ======

    The proceeds from sales of available-for-sale debt securities for the years ended December 31, 1998, 1997 and 1996 were $10.0 million, $.2 million and $3.1 million, respectively. The gross realized gains or losses associated with these sales were $37,654, ($304) and ($18,044) in 1998, 1997 and 1996, respectively.

4.  GOODWILL

    PHL Variable, formerly Dreyfus Consumer Life Insurance Company, was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed-down to PHL Variable from PM Holdings.

    Goodwill as of December 31, was as follows:

                                                         1998              1997
                                                              (IN THOUSANDS)
    Goodwill                                            $1,020           $1,020
    Accumulated amortization                              (467)            (360)
                                                        ------           ------
    Total                                               $  553           $  660
                                                        ======           ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  INCOME TAXES

    A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is as follows:

                                                1998          1997         1996
                                                        (IN THOUSANDS)

    Income taxes:

     Current                                   $3,244       $1,469        $ 490
     Deferred                                    (987)        (916)        (319)
                                               ------       ------        -----
    Total                                      $2,257       $  553        $ 171
                                               ======       ======        =====


    The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows:

                                                                  1998                 1997                1996
                                                                                  (IN THOUSANDS)

    Income tax expense (benefit) at statutory rate            $ 2,256    35%        $  527    35%       $  165  35%
    Dividend received deduction and                                                      1     0%           (4) (1%)
     tax-exempt interest
    State income tax expense                                                                                 6   1%
    Other, net                                                      1     0%            25     2%            4   1%
                                                              -------               ------              ------
    Income taxes (benefit)                                    $ 2,257    35%        $  553    37%       $  171  36%
                                                              =======               ======              ======

    The deferred income tax asset (liability) represents the tax effects of temporary differences. The components were as follows:

                                                                      DECEMBER 31,
                                                                  1998              1997
                                                                     (IN THOUSANDS)

    Deferred policy acquisition costs                            $(10,953)        $ (6,770)
    Surrender charges                                              11,886            6,291
    Investments                                                       (72)             (51)
    Future policyholder benefits                                    1,374            1,793
    Other                                                              54               39
                                                                 --------         --------
                                                                    2,289            1,302
    Net unrealized investment losses                                 (111)             (43)
                                                                 --------         --------
    Deferred tax asset, net                                      $  2,178         $  1,259
                                                                 ========         ========

    Gross deferred income tax assets totaled $13.3 million and $8.1 million at December 31, 1998 and 1997, respectively. Gross deferred income tax liabilities totaled $11.1 million and $6.9 million at December 31, 1998 and 1997, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred tax assets at December 31, 1998 and 1997, will be realized.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The Internal Revenue Service is currently examining PHL Variable's tax return for 1995, which was included in Phoenix's consolidated return. Subsequent tax years were filed on a separate company basis and are not currently under examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

6.  COMPREHENSIVE INCOME

    The components of, and related tax effects for, other comprehensive income for the years ended December 31, are as follows:


                                                                                1998       1997        1996
                                                                                      (IN THOUSANDS)
    UNREALIZED GAINS (LOSSES) ON SECURITIES
     AVAILABLE-FOR-SALE ARISING DURING PERIOD:
    Before-tax amount                                                          $ 256      $  57       $(299)
    Tax expense (benefit)                                                         90         20        (104)
                                                                               -----      -----       -----
    Net-of-tax amount                                                            166         37        (195)
                                                                               -----      -----       -----

    RECLASSIFICATION ADJUSTMENT FOR GAINS OR LOSSES
     REALIZED IN NET INCOME:
    Before-tax amount                                                            (62)                    28
    Tax expense (benefit)                                                        (22)                    10
                                                                               -----      -----       -----
    Net-of-tax amount                                                            (40)                    18
                                                                               -----      -----       -----

    NET UNREALIZED GAINS (LOSSES) ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                                            194         57        (271)
    Tax expense (benefit)                                                         68         20         (94)
                                                                               -----      -----       -----
    Net-of-tax amount                                                          $ 126      $  37       $(177)
                                                                               =====      =====       =====


    The following table summarizes accumulated other comprehensive income balances:

                                                                                       DECEMBER 31,
                                                                                   1998            1997
                                                                                      (IN THOUSANDS)

    ACCUMULATED OTHER COMPREHENSIVE INCOME
    Balance, beginning of year                                                     $ 81            $ 44
    Change during period                                                            126              37
                                                                                   ----            ----
    Balance, end of year                                                           $207            $ 81
                                                                                   ====            ====

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  REINSURANCE

    PHL Variable entered into a reinsurance treaty in 1996 that cedes death benefits to a reinsurer in excess of account balances on variable contracts. Premiums paid during 1998, 1997 and 1996 were $668 thousand, $259 thousand and $49 thousand, respectively, less claims of $13 thousand and $1 thousand in 1998 and 1997, respectively. There were no claims for 1996.


    In connection with PHL Variable's life insurance products, automatic treaties have been established with four reinsurers and their subsidiaries, covering 90% of the net amount at risk, on a first dollar basis. As of December 31, 1998, PHL Variable had approximately $271.6 million of net insurance in force, including $2.7 billion of direct in force less $2.4 billion of reinsurance ceded. As of December 31, 1997, PHL Variable had approximately $9.1 million of net insurance in force, including $80.7 million of direct in force less $71.6 million of reinsurance ceded. No claims were recovered in 1998 or 1997.

    For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. The reinsurance recoverable as of December 31, 1998 was $455 thousand. There were no recoverables as of December 31, 1997.


8.  RELATED PARTY TRANSACTIONS

    Phoenix and its affiliates provide services and facilities to PHL Variable and are reimbursed through a cost allocation process. Investment related expenses are allocated to PHL Variable from PM Holdings.


9.  DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                        1998              1997
                                                            (IN THOUSANDS)

    Balance at beginning of year                      $21,010           $ 9,557
    Acquisition expense deferred                       19,791            12,664
    Amortized to expense during the year               (3,976)           (1,181)
    Adjustment to equity during the year                 (139)              (30)
                                                      -------           -------
    Balance at end of year                            $36,686           $21,010
                                                      =======           =======


10. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS


    Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

    INVESTMENT CONTRACTS

    Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 1998 and 1997 were $39.7 million and $27.6 million, respectively.

11. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1998, there were no material practices not prescribed by the Insurance Department of the State of Connecticut. Statutory equity differs from stockholder's equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                            1998           1997           1996
                                                     (IN THOUSANDS)


    Statutory net income                $  1,542        $    937       $  1,073
    Deferred policy acquisition costs     15,815          11,483          8,536
    Future policy benefits               (14,056)        (12,271)        (9,515)
    Deferred income taxes                    987             899            310
    Other, net                               (98)            (95)          (104)
                                        --------        --------       --------
    Net income, as reported             $  4,190        $    953       $    300
                                        ========        ========       ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements:


                                                             DECEMBER 31,
                                                          1998           1997
                                                            (IN THOUSANDS)

    Statutory surplus and AVR                          $ 41,268        $ 22,727
    Deferred policy acquisition costs, net               36,686          21,010
    Future policy benefits                              (37,155)        (23,098)
    Investment valuation allowances                         568             125
    Deferred income taxes                                 2,178           1,259
    Other, net                                              565             771
                                                       --------        --------
    Equity, as reported                                $ 44,110        $ 22,794
                                                       ========        ========



    The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 1998 without prior approval is subject to restrictions relating to statutory surplus.

                                   VERSION B
               BIG EDGE CHOICE[REGISTERED TRADEMARK] II VARIABLE ANNUITY

                   PART B -- STATEMENT OF ADDITIONAL INFORMATION

                                                                    [VERSION B]
                         PHL VARIABLE INSURANCE COMPANY

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                       MAIL OPERATIONS ("VPMO"):
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027



                    PHL VARIABLE ACCUMULATION ACCOUNT

             VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                   STATEMENT OF ADDITIONAL INFORMATION


                              July 15, 1999

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus, dated July 15, 1999, which is available without charge by contacting PHL Variable Insurance Company at the above address or at the above telephone number.



                                 ---------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter...............................................................   B-2

Calculation of Yield and Return...........................................   B-2

Calculation of Annuity Payments ..........................................   B-3

Year 2000 Issue...........................................................   B-4

Experts ..................................................................   B-4

Financial Statements......................................................   B-5

UNDERWRITER
--------------------------------------------------------------------------------
    The offering of Contracts is made on a continuous basis by PEPCO, an affiliate of PHL Variable. There have been no sales of these Contracts, during the fiscal years ended December 31, 1996, 1997 and 1998; therefore PEPCO was not paid anything for sales of these Contracts and $0 were retained.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a 7-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. A mortality and expense risk charge of 1.25% (approximately 0.40% for mortality and 0.85% for expense) and a daily administrative fee of 0.125% are reflected.

    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, excluding the maximum annual administrative fee.

Example for Contracts with Benefit Option 1:

The following is an example of this yield calculation for the Money Market Subaccount based on a 7-day period ending December 31, 1998

Value of hypothetical pre-existing account with exactly one
unit at the beginning of the period:.......................        2.321348
Value of the same account (excluding capital changes) at
the end of the 7-day period:...............................        2.322703
Calculation:
   Ending account value....................................        2.322703
   Less beginning account value............................        2.321348
   Net change in account value.............................        0.001355
Base period return:
   (adjusted change/beginning account value)...............        0.000583
Current yield = return x (365/7) =.........................           3.04%
Effective yield = [(1 + return)(365/7)] -1 =...............           3.09%

Example for Contracts with Benefit Option 2:

The following is an example of this yield calculation for the Money Market Subaccount based on a 7-day period ending December 31, 1998

Value of hypothetical pre-existing account with exactly one
unit at the beginning of the period:.......................        2.193444
Value of the same account (excluding capital changes) at
the end of the 7-day period:...............................        2.194577
Calculation:
   Ending account value....................................        2.194577
   Less beginning account value............................        2.193444
   Net change in account value.............................        0.001133
Base period return:
   (adjusted change/beginning account value)...............        0.000516
Current yield = return x (365/7) =.........................           2.69%
Effective yield = [(1 + return)(365/7)] -1 =...............           2.73%

Example for Contracts with Benefit Option 3:

The following is an example of this yield calculation for the Money Market Subaccount based on a 7-day period ending December 31, 1998

Value of hypothetical pre-existing account with exactly one
unit at the beginning of the period:.......................        2.140753
Value of the same account (excluding capital changes) at
the end of the 7-day period:...............................        2.141798
Calculation:
   Ending account value....................................        2.141798
   Less beginning account value............................        2.140753
   Net change in account value.............................        0.001045
Base period return:
   (adjusted change/beginning account value)...............        0.000488
Current yield = return x (365/7) =.........................           2.55%
Effective yield = [(1 + return)(365/7)] -1 =...............           2.58%

    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    Calculation of Total Return. As summarized in the Prospectus under the heading, "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered and is computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return used herein includes four steps: (1) assuming a hypothetical $1,000 initial investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any recurring fees and any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least ten years.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may, from time to time, include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives as Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield may also be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

    The manner in which total return and yield will be calculated is described above.

CALCULATION OF ANNUITY PAYMENTS
-------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the Annuitant and joint annuitant if any, the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.

    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the GIA. For each Contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of PHL Variable Insurance Company's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table projected to 1985 at Projection Scale B. An interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year period under Option F and for Option E; an interest rate of 3-1/4 for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Option B and D. Under Options G and H the guaranteed interest rate is 3%. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.

YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. PHL Variable believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.


    PHL Variable's ultimate parent, Phoenix Home Life Mutual Insurance Company ("Phoenix") has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and pursued a number of strategies to address the issue, including:


    [diamond]  upgrading systems with compliant versions;

    [diamond]  developing or acquiring new systems to replace those that are obsolete;

    [diamond]  repairing existing systems by converting code or hardware;


    [diamond]  and preparing contingency plans to address difficulties that may arise.

    Based on current assessments, those computer systems deemed critical to customer service and business continuity are compliant. Testing will continue through 1999. Additionally, Phoenix has obtained Year 2000 assurances from our business partners.

    THE BOTTOM LINE IS THAT PHOENIX WILL BE BOTH READY AND TESTED FOR THE NEW MILLENNIUM.

    More details about our Year 2000 program are available on our Web site, www.phl.com.


EXPERTS
-------------------------------------------------------------------------

    The financial statements of PHL Variable Insurance Company have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report is set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by PHL Variable from time to time.


    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

PHL VARIABLE
ACCUMULATION ACCOUNT
FINANCIAL STATEMENTS

THE SUBACCOUNTS COMMENCED OPERATIONS AS OF THE
DATE OF THIS PROSPECTUS; THEREFORE, DATA FOR THESE
SUBACCOUNTS IS NOT YET AVAILABLE.

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
CONDENSED FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Balance Sheets at March 31, 1999 (unaudited) and December 31, 1998...........B-8

Statement of Income, Comprehensive Income and Equity for the
 Three Months Ended March 31, 1999 and 1998 (unaudited)......................B-9


Statement of Cash Flows for the Three Months Ended
 March 31, 1999 and 1998 (unaudited) .......................................B-10

Notes to Condensed Financial Statements (unaudited) ........................B-11

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                            (UNAUDITED)
                                                                             MARCH 31,               DECEMBER 31,
                                                                               1999                      1998
                                                                                        (IN THOUSANDS)

ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                        $       3,555              $       3,840
Available-for-sale debt securities, at fair value                                 40,910                     36,480
Other invested assets                                                              1,369                      1,313
                                                                           -------------              -------------
Total investments                                                                 45,834                     41,633

Cash and cash equivalents                                                         19,392                      7,320
Accrued investment income                                                            677                        511
Deferred policy acquisition costs                                                 40,122                     36,686
Deferred income taxes                                                              2,192                      2,178
Deferred and uncollected premium                                                   3,095                      1,872
Other assets                                                                       2,122                      1,860
Goodwill                                                                             527                        553
Separate account assets                                                          854,232                    782,496
                                                                           -------------              -------------
Total assets                                                               $     968,193              $     875,109
                                                                           =============              =============

LIABILITIES
Contractholders' funds at interest                                         $      42,939              $      39,690
Reserves for future policy benefits                                                4,936                      2,736
Other liabilities                                                                  9,021                      6,077
Separate account liabilities                                                     854,232                    782,496
                                                                           -------------              -------------
Total liabilities                                                                911,128                    830,999
                                                                           -------------              -------------

EQUITY
Common stock, $5,000 par value, 1,000 shares
  authorized, 500 shares issued and outstanding                                    2,500                      2,500
Additional paid-in-capital                                                        47,864                     35,864
Retained earnings                                                                  6,692                      5,539
Accumulated other comprehensive income                                                 9                        207
                                                                           -------------              -------------
Total equity                                                                      57,065                     44,110
                                                                           -------------              -------------
Total liabilities and equity                                               $     968,193              $     875,109
                                                                           =============              =============


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                     THREE MONTHS ENDED
                                                                                         MARCH 31,
                                                                              1999                       1998
                                                                                       (IN THOUSANDS)

REVENUES
Premiums                                                                 $         832              $         574
Insurance and investment product fees                                            4,253                      2,161
Net investment income                                                              779                        567
Net realized investment (losses) gains                                              (5)                        14
                                                                         -------------              -------------
  Total revenues                                                                 5,859                      3,316
                                                                         -------------              -------------
BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                                                       908                        575
Policy acquisition expenses                                                      1,660                        870
Other operating expenses                                                         1,517                        288
                                                                         -------------              -------------
  Total benefits, losses and expenses                                            4,085                      1,733
                                                                         -------------              -------------

INCOME BEFORE INCOME TAXES                                                       1,774                      1,583

Income tax expense                                                                 622                        547
                                                                         -------------              -------------
NET INCOME                                                                       1,152                      1,036

OTHER COMPREHENSIVE INCOME (LOSS), NET OF INCOME TAX
Unrealized (losses) gains on securities
  arising during period                                                           (202)                         7
Reclassification adjustment for
  losses (gains) included in net income                                              5                        (14)
                                                                         -------------              -------------
  Total other comprehensive income (loss)                                         (197)                        (7)
                                                                         -------------              -------------

COMPREHENSIVE INCOME                                                               955                      1,029

Capital contribution                                                            12,000                     12,000
                                                                         -------------              -------------
NET INCREASE IN EQUITY                                                          12,955                     13,029
EQUITY, BEGINNING OF PERIOD                                                     44,110                     22,794
                                                                         -------------              -------------
EQUITY, END OF PERIOD                                                    $      57,065              $      35,823
                                                                         =============              =============


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     THREE MONTHS ENDED
                                                                                         MARCH 31,
                                                                              1999                       1998
                                                                                       (IN THOUSANDS)

CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                             $       1,152              $       1,036
ADJUSTMENTS TO RECONCILE NET INCOME
  TO NET CASH PROVIDED BY OPERATIONS
  Net realized investment losses (gains)                                             5                        (14)
  Amortization                                                                      26                         27
  Deferred income taxes                                                            (14)                      (692)
  Increase in accrued investment income                                           (166)                      (282)
  Increase in deferred policy acquisition costs                                 (3,196)                    (2,651)
  Decrease in other assets/liabilities                                           3,730                      4,791
                                                                         -------------              -------------
    Net cash provided by operating activities                                    1,537                      2,215
                                                                         -------------              -------------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from sales, maturities or repayments of
    available-for-sale debt securities                                           1,986                      6,508
  Proceeds from maturities or repayments of
    held-to-maturity debt securities                                               342                        352
  Purchase of available-for-sale debt securities                                (6,972)                   (17,090)
  Increase in policy loans                                                         (70)
                                                                         -------------              -------------
    Net cash used for investing activities                                      (4,714)                   (10,230)
                                                                         -------------              -------------

CASH FLOW FROM FINANCING ACTIVITIES
  Capital contribution from parent                                              12,000                     12,000
  Increase in contractholder funds                                               3,249                        776
                                                                         -------------              -------------
    Net cash provided by financing activities                                   15,249                     12,776
                                                                         -------------              -------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                       12,072                      4,761
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                                   7,320                      1,714
                                                                         -------------              -------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                 $      19,392              $       6,475
                                                                         =============              =============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid                                                      $         686              $           0


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


BASIS OF PRESENTATION

The condensed unaudited financial statements include the accounts of PHL Variable Insurance Company. These condensed financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The information furnished includes adjustments and accruals consisting only of normal, recurring accrual adjustments which are, in the opinion of management, necessary for a fair presentation of results for the interim periods.

The results of operations for any interim period are not necessarily indicative of results for the full year. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Certain reclassifications have been made to prior year amounts to conform with current year presentation. The March 31, 1999 Condensed Financial Statements should be read in conjunction with the accompanying December 31, 1998 Financial Statements.

 PHL VARIABLE
 INSURANCE COMPANY
 FINANCIAL STATEMENTS
 DECEMBER 31, 1998

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Report of Independent Accountants...........................................B-14

Balance Sheet at December 31, 1998 and 1997 ................................B-15

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1998, 1997 and 1996...........................................B-16

Statement of Cash Flows for the Years Ended
 December 31, 1998, 1997 and 1996...........................................B-17

Notes to Financial Statements........................................B-18 - B-28

[PricewaterhouseCoopers Logo and Address]
--------------------------------------------------------------------------------



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors
and Stockholder of
PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP

February 11, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                              DECEMBER 31,
                                                           1998           1997
                                                             (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost      $  3,840       $  3,144
Available-for-sale debt securities, at fair value          36,480         21,859
Other invested assets                                       1,313          1,024
                                                         --------       --------
Total investments                                          41,633         26,027

Cash and cash equivalents                                   7,320          1,714
Accrued investment income                                     511            257
Deferred policy acquisition costs                          36,686         21,010
Deferred income taxes                                       2,178          1,259
Deferred and uncollected premium                            1,872            122
Other assets                                                1,860            929
Goodwill                                                      553            660
Separate account assets                                   782,496        376,046
                                                         --------       --------
Total assets                                             $875,109       $428,024
                                                         ========       ========

LIABILITIES
Contractholders' funds at interest                       $ 39,690       $ 27,563
Reserves for future policy benefits                         2,736            104
Other liabilities                                           6,077          1,517
Separate account liabilities                              782,496        376,046
                                                         --------       --------
Total liabilities                                         830,999        405,230
                                                         --------       --------

EQUITY
Common stock, $5,000 par value, 1,000
 shares authorized, 500 shares issued and outstanding       2,500          2,500
Additional paid-in-capital                                 35,864         18,864
Retained earnings                                           5,539          1,349
Accumulated other comprehensive income                        207             81
                                                         --------       --------
Total equity                                               44,110         22,794
                                                         --------       --------
Total liabilities and equity                             $875,109       $428,024
                                                         ========       ========




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31,
                                                 1998         1997        1996
                                                         (IN THOUSANDS)
REVENUES
Premiums                                       $ 6,280      $   230
Insurance and investment product fees           10,998        5,050     $ 1,491
Net investment income                            2,458        1,543       1,097
Net realized investment gains (losses)              40                      (18)
                                               -------      -------     -------
Total revenues                                  19,776        6,823       2,570
                                               -------      -------     -------

BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                     3,964        1,092         397
Policy acquisition expenses                      4,006        1,310         578
Other operating expenses                         5,359        2,915       1,124
                                               -------      -------     -------
Total benefits, losses and expenses             13,329        5,317       2,099
                                               -------      -------     -------

INCOME BEFORE INCOME TAXES                       6,447        1,506         471
Income taxes                                     2,257          553         171
                                               -------      -------     -------
NET INCOME                                       4,190          953         300
                                               -------      -------     -------

OTHER COMPREHENSIVE INCOME, NET OF INCOME TAX
Unrealized gains (losses) on securities
 arising during period                             166           37        (195)
Reclassification adjustment for
 (gains) losses included in net income             (40)                      18
                                               -------      -------     -------
Total other comprehensive income (loss)            126           37        (177)
                                               -------      -------     -------

COMPREHENSIVE INCOME                             4,316          990         123

Capital contribution                            17,000        5,000
                                               -------      -------     -------

NET INCREASE IN EQUITY                          21,316        5,990         123
EQUITY, BEGINNING OF YEAR                       22,794       16,804      16,681
                                               -------      -------     -------

EQUITY, END OF YEAR                            $44,110      $22,794     $16,804
                                               =======      =======     =======



        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                     1998           1997          1996
                                                                                              (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                                                         $  4,190       $    953      $    300

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH USED FOR OPERATIONS
Net realized investment (gains) losses                                                  (40)                          18
Amortization                                                                            107             96           106
Deferred income taxes                                                                  (987)          (916)         (319)
Increase in accrued investment income                                                  (254)           (49)          (43)
Increase in deferred policy acquisition costs                                       (15,815)       (11,453)       (8,496)
(Increase) decrease in other assets/liabilities                                       1,881           (973)          116
Other, net                                                                                            (209)         (131)
                                                                                   --------       --------      --------
Net cash used for operating activities                                              (10,918)       (12,551)       (8,449)
                                                                                   --------       --------      --------

CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 available-for-sale debt securities                                                  14,133          4,665         3,219
Proceeds from sales, maturities or repayments of
 held-to-maturity debt securities                                                       634            212
Purchase of available-for-sale debt securities                                      (28,360)       (11,003)       (7,638)
Purchase of held-to-maturity debt securities                                         (1,216)        (1,529)       (1,827)
Increase in policy loans                                                               (249)
Investment in separate accounts                                                                     (1,000)
Other, net                                                                             (177)
                                                                                   --------       --------      --------
Net cash used for investing activities                                              (15,235)        (8,655)       (6,246)
                                                                                   --------       --------      --------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                                                    17,000          5,000
Increase in contractholder funds                                                     14,759         16,098         8,072
                                                                                   --------       --------      --------
Net cash provided by financing activities                                            31,759         21,098         8,072
                                                                                   --------       --------      --------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  5,606           (108)       (6,623)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                          1,714          1,822         8,445
                                                                                   --------       --------      --------
CASH AND CASH EQUIVALENTS, END OF YEAR                                             $  7,320       $  1,714      $  1,822
                                                                                   ========       ========      ========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                                             $  1,711       $  2,044      $    569





        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    PHL Variable Insurance Company offers variable annuity and nonparticipating life insurance products in the United States. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    These financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining contractholder liabilities, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1997 and 1996 amounts to conform with the 1998 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds and asset-backed securities including collateralized mortgage obligations. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes and deferred policy acquisition costs.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand, money market instruments and short-term investments purchased with a maturity of less than three months.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

    Deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. The costs are amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing expected future undiscounted cash flows to the carrying value. Such analyses are performed at least annually or more frequently if warranted by events or circumstances affecting PHL Variable's business. Goodwill is considered impaired if its carrying value exceeds its expected future undiscounted cash flows. At this time, management believes that no impairment of the remaining goodwill asset has occurred and that no reduction of the estimated useful lives is warranted.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

    For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in PHL Variable's revenues.

    For Market Value Adjusted (MVA) separate accounts, contractholders receive interest at a guaranteed rate if the account is held until maturity. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses is reflected as net income or loss in PHL Variable's interest in the separate accounts. Contractholders receive a distribution of interest at a guaranteed interest rate on this annuity option provided funds are not withdrawn from the separate account before the end of their elected guarantee period.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   CONTRACTHOLDERS' FUNDS AT INTEREST

    Contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

    INVESTMENT PRODUCT FEES

    Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

    POLICY LIABILITIES AND ACCRUALS

    Reserves for future policy benefits are liabilities for life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities, included in other liabilities, are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Term life insurance premiums are recorded as premium revenue on a pro rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable annuity products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    INCOME TAXES

    For the tax year ended December 31, 1998, PHL Variable will file a separate federal income tax return. PHL Variable filed separate federal income tax returns for the years ended December 31, 1997 and 1996.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, accruals and surrenders, policy acquisition expenses and unrealized gains or losses on investments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EMPLOYEE BENEFIT PLANS

    Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

    Applicable information regarding the actuarial present value of vested and nonvested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is immaterial to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1998, the date of the most recent actuarial valuation.

    RECENT ACCOUNTING PRONOUNCEMENTS

    Phoenix adopted Statement of Financial Accounting Standard (SFAS) No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

3.  INVESTMENTS

    Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT SECURITIES

    The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                          GROSS             GROSS
                                                      AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                                         COST             GAINS            LOSSES             VALUE
                                                                             (IN THOUSANDS)
    HELD-TO-MATURITY:
    Corporate securities                               $ 3,840           $    27        $   (126)           $ 3,741
                                                       =======           =======        ========            =======

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                   $ 6,515           $   290        $     (9)           $ 6,796
    State and political subdivision bonds                9,485               126             (21)             9,590
    Corporate securities                                13,605               187             (81)            13,711
    Mortgage-backed securities                           6,308                80              (5)             6,383
                                                       -------           -------        --------            -------
    Total                                              $35,913           $   683        $   (116)           $36,480
                                                       =======           =======        ========            =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The amortized cost and fair value of investments in debt securities as of December 31, 1997 were as follows:

                                                                         GROSS             GROSS
                                                     AMORTIZED         UNREALIZED       UNREALIZED           FAIR
                                                        COST             GAINS            LOSSES             VALUE
                                                                             (IN THOUSANDS)
    HELD-TO-MATURITY:
    Corporate securities                               $ 3,144           $    13         $  (187)           $ 2,970
                                                       =======           =======         =======            =======

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                   $ 5,997           $   190                            $ 6,187
    State and political subdivision bonds                3,020                12                              3,032
    Corporate securities                                 3,480                 4         $   (19)             3,465
    Mortgage-backed securities                           9,127                48                              9,175
                                                       -------           -------         -------            -------
    Total                                              $21,624           $   254         $   (19)           $21,859
                                                       =======           =======         =======            =======


    The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1998 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                            HELD-TO-MATURITY                  AVAILABLE-FOR-SALE
                                                      AMORTIZED            FAIR          AMORTIZED            FAIR
                                                         COST             VALUE             COST             VALUE
                                                                             (IN THOUSANDS)
    Due in one year or less                            $   281           $   274          $ 5,550           $ 5,653
    Due after one year through five years                3,559             3,467           13,811            13,817
    Due after five years through ten years                                                  1,946             2,143
    Due after ten years                                                                     8,298             8,484
    Mortgage-backed securities                                                              6,308             6,383
                                                       -------           -------          -------           -------
    Total                                              $ 3,840           $ 3,741          $35,913           $36,480
                                                       =======           =======          =======           =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                                                  1998          1997           1996
                                                                                           (IN THOUSANDS)
    Debt securities                                                              $2,142        $1,301         $  949
    Policy loans                                                                      1
    Other invested assets                                                             9
    Short-term investments                                                          344           269            167
                                                                                 ------        ------         ------
                                                                                  2,496         1,570          1,116
    Less: investment expenses                                                        38            27             19
                                                                                 ------        ------         ------
    Net investment income                                                        $2,458        $1,543         $1,097
                                                                                 ======        ======         ======

    INVESTMENT GAINS AND LOSSES

    Unrealized gains and losses on investments carried at fair value at December 31, were as follows:

                                                                                   1998          1997           1996
                                                                                             (IN THOUSANDS)
    Unrealized investment gains (losses):
    Debt securities                                                               $ 333         $  87         $ (233)
    Deferred policy acquisition costs                                              (139)          (30)           (40)
    Deferred income taxes (benefits)                                                 68            20            (96)
                                                                                  -----         -----         ------
    Net unrealized investment gains (losses)                                      $ 126         $  37         $ (177)
                                                                                  =====         =====         ======

    The proceeds from sales of available-for-sale debt securities for the years ended December 31, 1998, 1997 and 1996 were $10.0 million, $.2 million and $3.1 million, respectively. The gross realized gains or losses associated with these sales were $37,654, ($304) and ($18,044) in 1998, 1997 and 1996, respectively.

4.  GOODWILL

    PHL Variable, formerly Dreyfus Consumer Life Insurance Company, was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed-down to PHL Variable from PM Holdings.

    Goodwill as of December 31, was as follows:

                                                         1998              1997
                                                              (IN THOUSANDS)
    Goodwill                                            $1,020           $1,020
    Accumulated amortization                              (467)            (360)
                                                        ------           ------
    Total                                               $  553           $  660
                                                        ======           ======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  INCOME TAXES

    A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is as follows:

                                                1998          1997         1996
                                                        (IN THOUSANDS)

    Income taxes:

     Current                                   $3,244       $1,469        $ 490
     Deferred                                    (987)        (916)        (319)
                                               ------       ------        -----
    Total                                      $2,257       $  553        $ 171
                                               ======       ======        =====


    The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows:

                                                                  1998                 1997                1996
                                                                                  (IN THOUSANDS)

    Income tax expense (benefit) at statutory rate            $ 2,256    35%        $  527    35%       $  165  35%
    Dividend received deduction and                                                      1     0%           (4) (1%)
     tax-exempt interest
    State income tax expense                                                                                 6   1%
    Other, net                                                      1     0%            25     2%            4   1%
                                                              -------               ------              ------
    Income taxes (benefit)                                    $ 2,257    35%        $  553    37%       $  171  36%
                                                              =======               ======              ======

    The deferred income tax asset (liability) represents the tax effects of temporary differences. The components were as follows:

                                                                      DECEMBER 31,
                                                                  1998              1997
                                                                     (IN THOUSANDS)

    Deferred policy acquisition costs                            $(10,953)        $ (6,770)
    Surrender charges                                              11,886            6,291
    Investments                                                       (72)             (51)
    Future policyholder benefits                                    1,374            1,793
    Other                                                              54               39
                                                                 --------         --------
                                                                    2,289            1,302
    Net unrealized investment losses                                 (111)             (43)
                                                                 --------         --------
    Deferred tax asset, net                                      $  2,178         $  1,259
                                                                 ========         ========

    Gross deferred income tax assets totaled $13.3 million and $8.1 million at December 31, 1998 and 1997, respectively. Gross deferred income tax liabilities totaled $11.1 million and $6.9 million at December 31, 1998 and 1997, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred tax assets at December 31, 1998 and 1997, will be realized.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The Internal Revenue Service is currently examining PHL Variable's tax return for 1995, which was included in Phoenix's consolidated return. Subsequent tax years were filed on a separate company basis and are not currently under examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

6.  COMPREHENSIVE INCOME

    The components of, and related tax effects for, other comprehensive income for the years ended December 31, are as follows:


                                                                                1998       1997        1996
                                                                                      (IN THOUSANDS)
    UNREALIZED GAINS (LOSSES) ON SECURITIES
     AVAILABLE-FOR-SALE ARISING DURING PERIOD:
    Before-tax amount                                                          $ 256      $  57       $(299)
    Tax expense (benefit)                                                         90         20        (104)
                                                                               -----      -----       -----
    Net-of-tax amount                                                            166         37        (195)
                                                                               -----      -----       -----

    RECLASSIFICATION ADJUSTMENT FOR GAINS OR LOSSES
     REALIZED IN NET INCOME:
    Before-tax amount                                                            (62)                    28
    Tax expense (benefit)                                                        (22)                    10
                                                                               -----      -----       -----
    Net-of-tax amount                                                            (40)                    18
                                                                               -----      -----       -----

    NET UNREALIZED GAINS (LOSSES) ON SECURITIES
     AVAILABLE-FOR-SALE:
    Before-tax amount                                                            194         57        (271)
    Tax expense (benefit)                                                         68         20         (94)
                                                                               -----      -----       -----
    Net-of-tax amount                                                          $ 126      $  37       $(177)
                                                                               =====      =====       =====


    The following table summarizes accumulated other comprehensive income balances:

                                                                                       DECEMBER 31,
                                                                                   1998            1997
                                                                                      (IN THOUSANDS)

    ACCUMULATED OTHER COMPREHENSIVE INCOME
    Balance, beginning of year                                                     $ 81            $ 44
    Change during period                                                            126              37
                                                                                   ----            ----
    Balance, end of year                                                           $207            $ 81
                                                                                   ====            ====

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.  REINSURANCE

    PHL Variable entered into a reinsurance treaty in 1996 that cedes death benefits to a reinsurer in excess of account balances on variable contracts. Premiums paid during 1998, 1997 and 1996 were $668 thousand, $259 thousand and $49 thousand, respectively, less claims of $13 thousand and $1 thousand in 1998 and 1997, respectively. There were no claims for 1996.

    In connection with PHL Variable's life insurance products, automatic treaties have been established with four reinsurers and their subsidiaries, covering 90% of the net amount at risk, on a first dollar basis. As of December 31, 1998, PHL Variable had approximately $271.6 million of net insurance in force, including $2.7 billion of direct in force less $2.4 billion of reinsurance ceded. As of December 31, 1997, PHL Variable had approximately $9.1 million of net insurance in force, including $80.7 million of direct in force less $71.6 million of reinsurance ceded. No claims were recovered in 1998 or 1997.

    For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. The reinsurance recoverable as of December 31, 1998 was $455 thousand. There were no recoverables as of December 31, 1997.


8.  RELATED PARTY TRANSACTIONS

    Phoenix and its affiliates provide services and facilities to PHL Variable and are reimbursed through a cost allocation process. Investment related expenses are allocated to PHL Variable from PM Holdings.


9.  DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:


                                                        1998              1997
                                                            (IN THOUSANDS)

    Balance at beginning of year                      $21,010           $ 9,557
    Acquisition expense deferred                       19,791            12,664
    Amortized to expense during the year               (3,976)           (1,181)
    Adjustment to equity during the year                 (139)              (30)
                                                      -------           -------
    Balance at end of year                            $36,686           $21,010
                                                      =======           =======


10. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

    INVESTMENT CONTRACTS

    Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 1998 and 1997 were $39.7 million and $27.6 million, respectively.

11. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1998, there were no material practices not prescribed by the Insurance Department of the State of Connecticut. Statutory equity differs from stockholder's equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                            1998           1997           1996
                                                     (IN THOUSANDS)


    Statutory net income                $  1,542        $    937       $  1,073
    Deferred policy acquisition costs     15,815          11,483          8,536
    Future policy benefits               (14,056)        (12,271)        (9,515)
    Deferred income taxes                    987             899            310
    Other, net                               (98)            (95)          (104)
                                        --------        --------       --------
    Net income, as reported             $  4,190        $    953       $    300
                                        ========        ========       ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements:


                                                             DECEMBER 31,
                                                          1998           1997
                                                            (IN THOUSANDS)

    Statutory surplus and AVR                          $ 41,268        $ 22,727
    Deferred policy acquisition costs, net               36,686          21,010
    Future policy benefits                              (37,155)        (23,098)
    Investment valuation allowances                         568             125
    Deferred income taxes                                 2,178           1,259
    Other, net                                              565             771
                                                       --------        --------
    Equity, as reported                                $ 44,110        $ 22,794
                                                       ========        ========



    The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 1998 without prior approval is subject to restrictions relating to statutory surplus.

                          PART C -- OTHER INFORMATION

                                  PART C

                             OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The financial statements are included in Part B and condensed financial information is included in Part A.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement dated July 20, 1995.

               (4)  (a)  Form of Variable Annuity Contract (Big Edge Choice)
                         is incorporated by reference to registrant's
                         Registration Statement on Form N-4 dated December 14, 1994.


                    (b) Form of Variable Annuity Contract (Big Edge Choice II) is filed via Edgar herewith.


               (5)  (a)  Form of Application (Big Edge Choice) is
                         incorporated by reference to registrant's Pre-Effective Amendment No. 1 to its Form N-4 Registration Statement dated July 20, 1995.


                    (b) Form of Application (Big Edge Choice II) is filed via Edgar herewith.


               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to registrant's Registration Statement on Form N-4 dated December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  See Exhibit 10(a). Opinion previously filed.


               (10) (a) Written Consent of Edwin L. Kerr, Esq. filed via Edgar herewith.

                    (b) Written Consent of PricewaterhouseCoopers LLP filed via Edgar herewith.


               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to registrant's Post-Effective Amendment No. 1 to its Form N-4 Registration Statement filed via Edgar on April 19, 1996.

               (14) Not Applicable.

               (15) (a) Powers of Attorney of Messrs. Booth, Chipkin, Fiondella, Kelleher, McLoughlin, Paydos, Searfoss and Tan, and Ms. Young are incorporated by reference to registrant's Post-Effective Amendment No. 5 to its Form N-4 Registration Statement filed via Edgar on April 30, 1998.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


               NAME                         PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
               ----                         --------------------------            -----------------------

               Richard H. Booth*                                                  Director and Executive
                                                                                  Vice President

               Robert G. Chipkin*                                                 Director

               Robert W. Fiondella*                                               Director, Chairman and
                                                                                  President

               Joseph E. Kelleher**                                               Director and Senior
                                                                                  Vice President

               Philip R. McLoughlin*                                              Director and Executive
                                                                                  Vice President

               David W. Searfoss*                                                 Director, Executive Vice President
                                                                                  and Chief Financial Officer

               Simon Y. Tan*                                                      Director and Senior Vice
                                                                                  President

               Dona D. Young*                                                     Director and Executive
                                                                                  Vice President


               Robert G. Lautensack, Jr.*                                         Senior Vice President

-------------------

* The principal business address of each of these individuals is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102-5056.

** The principal business address of each of these individuals is PHL Variable Insurance Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1999, no Contracts have been sold.

ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

       1. Phoenix Equity Planning Corporation ("PEPCO")

          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

          (b)  Directors and Executive Officers of PEPCO

          NAME AND PRINCIPAL                                            POSITIONS AND OFFICES
          BUSINESS ADDRESS                                              WITH UNDERWRITER
          ----------------                                              ----------------

          Michael E. Haylon***                                          Director


          Philip R. McLoughlin*                                         Director and President and Chairman

          William R. Moyer**                                            Director, Senior Vice President and Chief Financial Officer
                                                                        and Treasurer

          John F. Sharry*                                               Executive Vice President, Retail Distribution

          Leonard J. Saltiel**                                          Senior Vice President, Operations and Service


          Nancy G. Curtiss***                                           Vice President and Treasurer, Fund Accounting

          Nancy J. Engberg*                                             Vice President, Counsel and Secretary


-------------------
* The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
*** The principal business address of each of these individuals is 56 Prospect Street, Hartford, Connecticut 06115-0480.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                         NET UNDERWRITING                    COMPENSATION               BROKERAGE
PRINCIPAL UNDERWRITER           DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS           COMPENSATION
---------------------           -------------------------           -------------              -----------           ------------

PEPCO                                $12,611,281                         0                         0                       0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.

ITEM 32.  UNDERTAKINGS

    Registrant hereby undertakes:
       (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;
       (b) to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information;
       (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 15th day of July, 1999.


                                          PHL VARIABLE INSURANCE COMPANY

                                          By: *Robert W. Fiondella
                                              ---------------------------
                                              Robert W. Fiondella
                                              President


                                          PHL VARIABLE ACCUMULATION ACCOUNT

                                          By: *Robert W. Fiondella
                                              -------------------------------
                                              Robert W. Fiondella
                                              President
                                              of PHL Variable Insurance Company


       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 15th day of July, 1999.


       SIGNATURE                            TITLE
       ---------                            -----

-------------------------                    Director
*Richard H. Booth


-------------------------                    Director
*Robert G. Chipkin

                                              Director, Chairman and
                                              President
-------------------------                     (Principal Executive Officer)
*Robert W. Fiondella

-------------------------                    Director
*Joseph E. Kelleher

-------------------------                    Director
*Philip R. McLoughlin

-------------------------                    Director
*David W. Searfoss

-------------------------                    Director
*Simon Y. Tan

/s/ Dona D. Young
-------------------------                    Director
*Dona D. Young

By:/s/ Dona D. Young
   -------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.